UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE AB PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2017

Date of reporting period: May 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB All Market Total Return Portfolio

Portfolio of Investments

May 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 47.8%
Information Technology - 10.5%
Communications Equipment - 0.3%
Cisco Systems, Inc.	72,424	$2,283,529
Telefonaktiebolaget LM Ericsson-Class B	105,793	771,123

		3,054,652

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp.-Class A	89,450	6,672,970

Internet Software & Services - 1.6%
Alphabet, Inc.-Class C (a)	13,987	13,495,497
Facebook, Inc.-Class A (a)	4,455	674,754
Mixi, Inc.	13,200	827,734
Yahoo!, Inc. (a)	2,804	141,097

		15,139,082

IT Services - 3.6%
Accenture PLC-Class A	1,132	140,900
Amadeus IT Group SA-Class A	31,650	1,848,220
Amdocs Ltd.	27,437	1,777,369
Automatic Data Processing, Inc.	46,580	4,768,395
Booz Allen Hamilton Holding Corp.	55,076	2,172,197
CGI Group, Inc.-Class A (a)	17,190	852,215
Fidelity National Information Services, Inc.	11,410	979,777
Gartner, Inc. (a)	54,590	6,528,964
Mastercard, Inc.-Class A	75,460	9,272,525
Total System Services, Inc.	34,280	2,041,374
Vantiv, Inc.-Class A (a)	11,529	723,099
Visa, Inc.-Class A	35,850	3,413,995

		34,519,030

Semiconductors & Semiconductor Equipment - 0.7%
Applied Materials, Inc.	3,339	153,193
ASM Pacific Technology Ltd.	33,900	485,543
Intel Corp.	48,420	1,748,446
Lam Research Corp.	7,408	1,149,500
STMicroelectronics NV	10,172	167,311
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	29,950	1,059,032
Texas Instruments, Inc.	25,363	2,092,194

		6,855,219

Software - 2.3%
Adobe Systems, Inc. (a)	7,638	1,083,527
Check Point Software Technologies Ltd. (a)	12,200	1,367,010
Microsoft Corp.	129,741	9,061,111
Nice Ltd.	26,470	2,059,986
Oracle Corp.	93,265	4,233,299
Oracle Corp./Japan	30,400	1,790,689
Sage Group PLC (The)	77,220	717,486
salesforce.com, Inc. (a)	1,609	144,231
SAP SE	16,800	1,805,272
VMware, Inc.-Class A (a)	3,083	299,513

		22,562,124

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	66,878	$10,216,283
HP, Inc.	42,310	793,736
Logitech International SA	28,540	1,042,875
NEC Corp.	55,000	142,420
Travelport Worldwide Ltd.	6,741	91,003

		12,286,317

		101,089,394

Consumer Discretionary - 7.7%
Auto Components - 0.8%
Autoliv, Inc.	12,820	1,421,994
Delphi Automotive PLC	75,110	6,607,427
Exide Technologies (a)(b)(c)	2,460	9,686

		8,039,107

Automobiles - 0.0%
Ford Motor Co.	26,030	289,454
Mazda Motor Corp.	9,500	129,613

		419,067

Distributors - 0.0%
PALTAC Corp.	13,300	468,155

Diversified Consumer Services - 0.9%
Service Corp. International/US	217,620	6,937,726
Sotheby’s (a)	24,958	1,312,541

		8,250,267

Hotels, Restaurants & Leisure - 1.4%
Aristocrat Leisure Ltd.	151,801	2,457,873
Chipotle Mexican Grill, Inc.-Class A (a)	5,290	2,525,181
eDreams ODIGEO SA (a)	29,487	102,791
Eldorado Resorts, Inc. (a)	2,346	48,680
Flight Centre Travel Group Ltd.	14,553	386,720
InterContinental Hotels Group PLC	2,543	143,558
Sodexo SA	1,064	145,215
Starbucks Corp.	106,500	6,774,465
TUI AG	55,808	862,077

		13,446,560

Household Durables - 0.1%
Electrolux AB-Class B	6,877	220,662
Helen of Troy Ltd. (a)	10,960	997,360
Hovnanian Enterprises, Inc.-Class A (a)	7,965	19,355
Nikon Corp.	9,400	144,869

		1,382,246

Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (a)	765	760,884
Priceline Group, Inc. (The) (a)	4,189	7,863,130

		8,624,014

Company	Shares	U.S. $ Value
Leisure Products - 0.3%
Bandai Namco Holdings, Inc.	42,800	$1,528,068
Sankyo Co., Ltd.	29,300	982,580
Sega Sammy Holdings, Inc.	10,100	128,125

		2,638,773

Media - 1.1%
Charter Communications, Inc.-Class A (a)	193	66,691
Clear Channel Outdoor Holdings, Inc.-Class A	7,440	28,644
Comcast Corp.-Class A	45,238	1,885,972
DISH Network Corp.-Class A (a)	609	38,836
Gray Television, Inc. (a)	4,456	53,695
Informa PLC	72,100	623,141
Nexstar Media Group, Inc.-Class A	1,370	78,364
Omnicom Group, Inc.	42,830	3,585,728
REA Group Ltd.	2,887	137,765
Regal Entertainment Group-Class A	79,088	1,645,030
Scripps Networks Interactive, Inc.-Class A	14,560	964,163
Sinclair Broadcast Group, Inc.-Class A	1,582	51,257
Townsquare Media, Inc.-Class A (a)	5,903	59,384
WPP PLC	44,250	995,738

		10,214,408

Multiline Retail - 0.1%
Dollarama, Inc.	1,547	143,300
Next PLC	10,503	590,909

		734,209

Specialty Retail - 1.3%
AutoZone, Inc. (a)	910	551,387
Best Buy Co., Inc.	15,388	913,893
Home Depot, Inc. (The)	10,681	1,639,640
Lowe’s Cos., Inc.	6,774	533,588
Ross Stores, Inc.	24,807	1,585,664
TJX Cos., Inc./(The)	32,610	2,452,598
Ulta Salon Cosmetics & Fragrance, Inc. (a)	16,398	4,998,767

		12,675,537

Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	1,322	253,437
HUGO BOSS AG	17,726	1,336,237
NIKE, Inc.-Class B	58,867	3,119,362
Ralph Lauren Corp.	2,550	172,890
Samsonite International SA	633,300	2,542,645

		7,424,571

		74,316,914

Health Care - 7.6%
Biotechnology - 1.5%
Actelion Ltd. (REG) (a)	2,375	674,521
Amgen, Inc.	5,882	913,122
Biogen, Inc. (a)	6,400	1,585,728
Celgene Corp. (a)	53,742	6,148,622
CSL Ltd.	6,965	669,660
Gilead Sciences, Inc.	60,991	3,957,706

Company	Shares	U.S. $ Value
Grifols SA	5,123	$145,044

		14,094,403

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	214,380	9,788,591
Baxter International, Inc.	8,598	509,947
Cochlear Ltd.	3,855	419,831
Hoya Corp.	3,600	177,180
Medtronic PLC	1,674	141,085

		11,036,634

Health Care Providers & Services - 2.0%
Aetna, Inc.	17,451	2,527,952
Anthem, Inc.	44,890	8,185,691
Centene Corp. (a)	4,063	295,096
Community Health Systems, Inc. (a)	10,484	92,783
Humana, Inc.	4,014	932,292
LifePoint Health, Inc. (a)	1,006	61,165
Quorum Health Corp. (a)	458	1,727
Tenet Healthcare Corp. (a)	2,448	40,490
UnitedHealth Group, Inc.	42,690	7,478,434

		19,615,630

Life Sciences Tools & Services - 0.8%
Quintiles IMS Holdings, Inc. (a)	86,670	7,491,755

Pharmaceuticals - 2.2%
Allergan PLC	2,389	534,539
Eli Lilly & Co.	1,619	128,824
Endo International PLC (a)	5,804	76,497
Horizon Pharma PLC (a)	2,889	28,890
Merck & Co., Inc.	33,395	2,174,348
Orion Oyj-Class B	3,915	253,072
Pfizer, Inc.	53,731	1,754,317
Roche Holding AG	7,685	2,109,908
Sanofi	16,469	1,631,314
Sumitomo Dainippon Pharma Co., Ltd.	8,300	126,694
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	134,984	3,760,654
Valeant Pharmaceuticals International, Inc. (a)	1,358	16,364
Zoetis, Inc.	129,595	8,071,177

		20,666,598

		72,905,020

Financials - 7.1%
Banks - 2.9%
Banco Bilbao Vizcaya Argentaria SA	16,228	132,818
Banco Santander SA	20,593	134,081
Bank of America Corp.	5,935	133,003
Bank of Queensland Ltd.	2,348	19,460
Citigroup, Inc.	49,253	2,981,777
DBS Group Holdings Ltd.	308,800	4,562,328
DNB ASA	77,857	1,320,347
JPMorgan Chase & Co.	18,235	1,498,005
Jyske Bank A/S	73,220	3,911,725
Mediobanca SpA	14,469	137,293

Company	Shares	U.S. $ Value
Mitsubishi UFJ Financial Group, Inc.	304,000	$1,886,411
National Australia Bank Ltd.	42,710	953,146
Nordea Bank AB	86,040	1,102,460
Oversea-Chinese Banking Corp., Ltd.	140,700	1,065,955
PNC Financial Services Group, Inc. (The)	6,957	825,796
Raiffeisen Bank International AG (a)	26,784	706,994
Royal Bank of Canada	26,660	1,842,724
Swedbank AB-Class A	23,560	566,984
Toronto-Dominion Bank (The)	34,949	1,666,148
Wells Fargo & Co.	40,695	2,081,142

		27,528,597

Capital Markets - 2.7%
BlackRock, Inc.-Class A	3,120	1,276,829
Charles Schwab Corp. (The)	210,645	8,162,494
CME Group, Inc.-Class A	1,128	132,303
Euronext NV (d)	3,600	188,119
IG Group Holdings PLC	72,660	546,666
Julius Baer Group Ltd. (a)	44,050	2,284,113
London Stock Exchange Group PLC	21,420	944,877
Moody’s Corp.	39,777	4,711,585
Morgan Stanley	25,856	1,079,229
Raymond James Financial, Inc.	1,799	130,014
S&P Global, Inc.	28,340	4,047,235
Singapore Exchange Ltd.	187,000	981,932
Thomson Reuters Corp.	28,290	1,233,924

		25,719,320

Consumer Finance - 0.4%
American Express Co.	46,541	3,580,864
Capital One Financial Corp.	3,548	272,912
Discover Financial Services	2,018	118,457
Enova International, Inc. (a)	1,817	24,166

		3,996,399

Diversified Financial Services - 0.2%
Cielo SA	194,600	1,371,723
Holdco, Inc. (b)(e)	145,780	93,299
Industrivarden AB-Class C	5,891	139,102

		1,604,124

Insurance - 0.9%
Aflac, Inc.	1,809	136,362
Aon PLC	5,080	665,023
Direct Line Insurance Group PLC	204,250	918,373
Euler Hermes Group	4,610	484,660
FNF Group	48,208	2,054,143
Japan Post Holdings Co., Ltd.	82,400	1,005,554
Marsh & McLennan Cos., Inc.	28,860	2,238,382
Prudential Financial, Inc.	2,837	297,459
Travelers Cos., Inc. (The)	2,661	332,226
Tryg A/S	54,490	1,119,916

		9,252,098

		68,100,538

Company	Shares	U.S. $ Value
Industrials - 4.7%
Aerospace & Defense - 0.4%
Boeing Co. (The)	3,030	$568,519
Raytheon Co.	14,480	2,374,865
Saab AB-Class B	20,320	1,056,822
Safran SA	1,630	144,132

		4,144,338

Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	19,480	1,305,355

Airlines - 0.2%
Japan Airlines Co., Ltd.	66,400	1,946,482

Commercial Services & Supplies - 0.5%
G4S PLC	207,200	867,847
Republic Services, Inc.-Class A	10,700	680,627
Stericycle, Inc. (a)	28,530	2,332,898
Toppan Printing Co., Ltd.	102,000	1,123,518

		5,004,890

Construction & Engineering - 0.0%
Modular Space Corp. (b)(f)	5,852	76,076
Skanska AB-Class B	5,564	132,243

		208,319

Consumer Cyclical - Automotive - 0.0%
Exide Corp. (b)(c)	1,244	4,898

Electrical Equipment - 0.1%
Emerson Electric Co.	7,461	441,094

Energy Equipment & Services - 0.0%
Sanchez Energy Corp. (a)	131	785

Energy Other - 0.1%
Tervita Corp. (b)(e)	60,772	393,645

Industrial Conglomerates - 0.0%
3M Co.	696	142,311
Honeywell International, Inc.	1,041	138,443

		280,754

Machinery - 0.9%
Atlas Copco AB-Class B	4,092	135,060
Dover Corp.	53,230	4,394,137
Kone Oyj-Class B	87,140	4,312,204
SKF AB-Class B	6,516	133,163

		8,974,564

Marine - 0.0%
Mitsui OSK Lines Ltd.	105,000	301,168

Professional Services - 1.7%
Equifax, Inc.	8,880	1,214,784
Experian PLC	56,870	1,188,865
Nielsen Holdings PLC	20,060	771,909
RELX NV	274,015	5,685,841
Verisk Analytics, Inc.-Class A (a)	85,970	6,954,113

Company	Shares	U.S. $ Value
Wolters Kluwer NV	20,750	$910,786

		16,726,298

Road & Rail - 0.3%
Aurizon Holdings Ltd.	263,508	1,075,828
CSX Corp.	21,962	1,189,682
Nippon Express Co., Ltd.	25,000	154,068

		2,419,578

Trading Companies & Distributors - 0.3%
Emeco Holdings Ltd. (a)	38,973	2,404
MSC Industrial Direct Co., Inc.-Class A	12,650	1,061,841
Sumitomo Corp.	19,300	246,048
Wolseley PLC	16,493	1,088,441

		2,398,734

Transportation Infrastructure - 0.1%
Aena SA (d)	5,170	1,044,687

		45,595,589

Consumer Staples - 3.6%
Beverages - 0.1%
Constellation Brands, Inc.-Class A	783	143,093
Diageo PLC	22,280	669,707

		812,800

Food & Staples Retailing - 0.4%
CVS Health Corp.	18,756	1,441,024
Distribuidora Internacional de Alimentacion SA	173,420	1,068,243
J Sainsbury PLC	38,785	140,501
Jeronimo Martins SGPS SA	34,418	685,520
Wal-Mart Stores, Inc.	7,130	560,418

		3,895,706

Food Products - 1.4%
Archer-Daniels-Midland Co.	6,227	258,919
Bunge Ltd.	1,723	137,788
Conagra Brands, Inc.	19,200	739,968
Danone SA	29,670	2,205,346
Hershey Co. (The)	54,700	6,305,269
Salmar ASA	57,640	1,559,827
Sanderson Farms, Inc.	5,680	674,216
Tyson Foods, Inc.-Class A	25,854	1,482,468

		13,363,801

Household Products - 0.4%
Kimberly-Clark Corp.	1,036	134,400
Procter & Gamble Co. (The)	27,828	2,451,368
Reckitt Benckiser Group PLC	16,909	1,734,260

		4,320,028

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The)-Class A	21,360	2,010,830
L’Oreal SA	5,780	1,236,405

		3,247,235

Company	Shares	U.S. $ Value
Tobacco - 1.0%
Altria Group, Inc.	29,433	$2,220,426
British American Tobacco PLC	38,144	2,728,920
Imperial Brands PLC	10,720	501,612
Philip Morris International, Inc.	23,988	2,873,762
Reynolds American, Inc.	15,275	1,027,244

		9,351,964

		34,991,534

Materials - 2.3%
Chemicals - 1.7%
Agrium, Inc. (Toronto)	1,483	137,031
BASF SE	27,630	2,611,817
Covestro AG (d)	32,678	2,449,088
Ecolab, Inc.	50,700	6,734,988
Johnson Matthey PLC	30,638	1,231,021
Monsanto Co.	9,560	1,122,535
Nippon Shokubai Co., Ltd.	9,200	562,329
Sherwin-Williams Co. (The)	3,600	1,194,372

		16,043,181

Construction Materials - 0.1%
CRH PLC	28,981	1,046,895

Containers & Packaging - 0.3%
Amcor Ltd./Australia	146,250	1,665,841
Bemis Co., Inc.	13,490	602,194
Sealed Air Corp.	15,080	669,853
WestRock Co.	2,500	136,050

		3,073,938

Metals & Mining - 0.2%
Anglo American PLC (a)	30,113	401,672
ArcelorMittal (a)	2,445	53,399
Barrick Gold Corp. (Toronto)	9,485	156,861
Boliden AB	4,255	116,327
Constellium NV-Class A (a)	8,996	60,723
Fortescue Metals Group Ltd.	134,920	485,187
Kobe Steel Ltd. (a)	15,100	138,062
Neenah Enterprises, Inc. (a)(b)(e)	10,896	4,685
Rio Tinto PLC	6,545	261,367
Turquoise Hill Resources Ltd. (a)	49,630	129,324

		1,807,607

		21,971,621

Energy - 1.6%
Energy Equipment & Services - 0.4%
Halliburton Co.	23,338	1,054,644
National Oilwell Varco, Inc.	3,811	124,505
Petrofac Ltd.	12,713	62,421
Schlumberger Ltd.	29,744	2,069,885

		3,311,455

Oil, Gas & Consumable Fuels - 1.2%
Berry Petroleum Co. LLC (e)	5,356	58,916

Company	Shares	U.S. $ Value
BP PLC	41,546	$251,003
CHC Group LLC (a)(c)	2,966	26,694
Chesapeake Energy Corp. (a)	9,840	49,790
ConocoPhillips	24,510	1,095,352
Edcon Ltd. A Shares (b)(e)	465,862	0
Edcon Ltd. B Shares (b)(e)	73,623	0
EP Energy Corp.-Class A (a)	6,082	25,605
Exxon Mobil Corp.	14,265	1,148,332
Halcon Resources Corp. (a)	670	4,074
Inpex Corp.	36,200	333,745
Linn Energy, Inc.	233	7,153
Linn Energy, Inc. (a)	4,124	126,607
LUKOIL PJSC (Sponsored ADR)	32,075	1,547,619
Peabody Energy Corp. (a)	3,526	85,647
Peabody Energy Corp. (e)	157	3,814
Royal Dutch Shell PLC-Class B	147,243	4,076,039
SandRidge Energy, Inc. (a)	1,407	27,844
TOTAL SA	25,100	1,325,983
Triangle Petroleum Corp. (a)	7,408	299
Valero Energy Corp.	15,981	982,352
Vantage Drilling International (a)(e)	200	35,000
Veresen, Inc.	21,823	296,606
Whiting Petroleum Corp. (a)	6,251	44,132
Woodside Petroleum Ltd.	5,532	132,184

		11,684,790

		14,996,245

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	27,667	1,066,010

Wireless Telecommunication Services - 1.1%
KDDI Corp.	229,300	6,364,014
MTN Group Ltd.	340,970	3,054,289
Rogers Communications, Inc.-Class B	16,827	784,766

		10,203,069

		11,269,079

Utilities - 1.1%
Electric Utilities - 0.6%
Duke Energy Corp.	1,635	140,087
Edison International	1,672	136,385
EDP - Energias de Portugal SA	204,229	751,422
Endesa SA	34,661	866,127
Enel Americas SA (Sponsored ADR)	100,730	945,855
Enel Chile SA (ADR)	223,170	1,218,508
Kyushu Electric Power Co., Inc.	42,400	525,417
NextEra Energy, Inc.	3,749	530,259
Power Assets Holdings Ltd.	18,500	165,615
Tokyo Electric Power Co. Holdings, Inc. (a)	135,800	556,571

		5,836,246

Multi-Utilities - 0.1%
Atco Ltd./Canada-Class I	3,655	137,856

Company	Shares		U.S. $ Value
Centrica PLC		404,705	$1,060,873

			1,198,729

Water Utilities - 0.4%
Guangdong Investment Ltd.		2,740,000	3,951,272

			10,986,247

Real Estate - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equity Residential		16,471	1,072,098
HCP, Inc.		4,218	132,192
Weyerhaeuser Co.		3,870	127,555

			1,331,845

Real Estate Management & Development - 0.3%
CBRE Group, Inc.-Class A (a)		38,930	1,357,878
Wharf Holdings Ltd. (The)		15,838	134,548
Wheelock & Co., Ltd.		129,000	964,627

			2,457,053

			3,788,898

Total Common Stocks (cost $450,094,210)			460,011,079

INVESTMENT COMPANIES - 29.1%
Funds and Investment Trusts - 29.1% (g)
AB Cap Fund, Inc. - AB All Market Alternative Return Portfolio-Class ADV		22,722,699	194,279,077
iShares Russell 2000 ETF		591	80,565
Vanguard FTSE Emerging Markets ETF		478,048	19,475,676
Vanguard Global ex-U.S. Real Estate ETF		598,125	33,755,184
Vanguard REIT ETF		388,983	31,970,513

Total Investment Companies (cost $278,184,056)			279,561,015

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADE - 4.3%
Industrial - 3.7%
Basic - 0.4%
AK Steel Corp.
7.625%, 10/01/21		$71	73,628
Aleris International, Inc.
7.875%, 11/01/20		43	41,842
Anglo American Capital PLC
3.25%, 4/03/23 (d)	EUR	57	68,809
3.75%, 4/10/22 (d)		$157	157,700
ArcelorMittal
6.125%, 6/01/18		89	92,081
7.25%, 3/01/41		99	109,773
7.50%, 10/15/39		200	223,763

	Principal Amount (000)		U.S. $ Value
Axalta Coating Systems LLC
4.875%, 8/15/24 (d)		$106	$109,051
CF Industries, Inc.
3.45%, 6/01/23		81	76,083
5.375%, 3/15/44		53	47,936
ERP Iron Ore, LLC
9.15%, 12/31/19 (b)(e)(h)		26	26,209
First Quantum Minerals Ltd.
7.00%, 2/15/21 (d)		33	34,121
7.25%, 5/15/22-4/01/23 (d)		342	350,037
Freeport-McMoRan, Inc.
2.375%, 3/15/18		74	73,576
3.55%, 3/01/22		204	191,566
3.875%, 3/15/23		186	172,677
6.75%, 2/01/22 (d)		79	81,452
Grinding Media, Inc./MC Grinding Media Canada, Inc.
7.375%, 12/15/23 (d)		62	66,694
INEOS Group Holdings SA
5.375%, 8/01/24 (d)	EUR	1	749
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (d)		$318	361,367
Lecta SA
6.50%, 8/01/23 (d)	EUR	84	103,494
Lundin Mining Corp.
7.875%, 11/01/22 (d)		$25	27,217
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (a)(f)(i)		146	2
Momentive Performance Materials, Inc.
3.88%, 10/24/21		114	115,532
8.875%, 10/15/20 (a)(b)(c)		114	0
Novelis Corp.
6.25%, 8/15/24 (d)		95	100,122
Pactiv LLC
7.95%, 12/15/25		100	110,239
Peabody Energy Corp.
6.00%, 11/15/18		227	0
6.00%, 3/31/22 (d)		13	12,816
Sealed Air Corp.
6.875%, 7/15/33 (d)		170	186,771
SPCM SA
4.875%, 9/15/25 (d)		142	145,180
Steel Dynamics, Inc.
5.125%, 10/01/21		11	10,960
Teck Resources Ltd.
5.20%, 3/01/42		88	81,748
5.40%, 2/01/43		79	73,748
6.25%, 7/15/41		16	16,330
8.50%, 6/01/24 (d)		10	11,458
United States Steel Corp.
8.375%, 7/01/21 (d)		51	56,018
Valvoline, Inc.
5.50%, 7/15/24 (d)		17	17,911

	Principal Amount (000)		U.S. $ Value
W.R. Grace & Co.-Conn
5.625%, 10/01/24 (d)		$23	$24,478

			3,453,138

Capital Goods - 0.2%
Apex Tool Group LLC
7.00%, 2/01/21 (d)		84	77,496
ARD Finance SA
6.625% (6.625% Cash or 7.375% PIK), 9/15/23 (h)	EUR	137	164,672
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22 (d)		$191	195,389
4.625%, 5/15/23 (d)		43	43,519
7.25%, 5/15/24 (d)		7	7,727
B456 Systems, Inc.
3.75%, 4/15/16 (a)(e)		50	3,773
Ball Corp.
4.375%, 12/15/20		88	92,353
5.00%, 3/15/22		142	152,077
Bombardier, Inc.
8.75%, 12/01/21 (d)		32	35,494
BWAY Holding Co.
5.50%, 4/15/24 (d)		157	160,474
Clean Harbors, Inc.
5.125%, 6/01/21		120	123,264
5.25%, 8/01/20		13	12,969
CNH Industrial Capital LLC
3.375%, 7/15/19		62	63,480
3.625%, 4/15/18		43	42,976
3.875%, 7/16/18		70	71,443
4.375%, 4/05/22		93	95,908
Energizer Holdings, Inc.
5.50%, 6/15/25 (d)		30	32,164
EnPro Industries, Inc.
5.875%, 9/15/22		61	63,615
Exide Technologies
11.00%, 4/30/22 (c)		80	65,169
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (d)		155	158,340
GFL Environmental, Inc.
5.625%, 5/01/22 (d)		65	65,538
9.875%, 2/01/21 (d)		69	75,079
Jefferson Smurfit Corp./US
8.25%, 10/01/49 (b)(e)		118	0
KLX, Inc.
5.875%, 12/01/22 (d)		60	63,526
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22 (d)		47	49,485
Smurfit-Stone Container Enterprises, Inc.
8.00%, 3/15/17 (b)(e)		122	0
TA MFG. Ltd.
3.625%, 4/15/23 (d)	EUR	71	82,292

	Principal Amount (000)		U.S. $ Value
TransDigm, Inc.
6.375%, 6/15/26		$177	$181,580

			2,179,802

Communications - Media - 0.5%
Altice Financing SA
6.625%, 2/15/23 (d)		162	172,860
Altice Luxembourg SA
7.25%, 5/15/22 (d)	EUR	57	68,380
Altice US Finance I Corp.
5.50%, 5/15/26 (d)		$142	148,267
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23		125	130,721
5.125%, 5/01/27 (d)		98	100,184
5.25%, 9/30/22		15	15,397
5.375%, 5/01/25 (d)		30	31,493
5.875%, 5/01/27 (d)		48	51,311
Clear Channel Worldwide Holdings, Inc.
Series A
6.50%, 11/15/22		98	100,663
Series B
6.50%, 11/15/22		122	126,130
CSC Holdings LLC
6.625%, 10/15/25 (d)		6	7,014
7.625%, 7/15/18		122	128,777
10.125%, 1/15/23 (d)		236	274,472
DISH DBS Corp.
4.625%, 7/15/17		92	92,317
5.00%, 3/15/23		28	29,139
5.125%, 5/01/20		29	30,704
6.75%, 6/01/21		49	54,118
7.875%, 9/01/19		44	48,796
iHeartCommunications, Inc.
6.875%, 6/15/18		121	69,067
9.00%, 12/15/19-9/15/22		212	162,005
11.25%, 3/01/21 (d)		25	18,417
Lamar Media Corp.
5.875%, 2/01/22		14	14,607
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24 (d)		97	94,903
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		115	120,259
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (d)		18	17,781
Netflix, Inc.
4.375%, 11/15/26 (d)		82	82,406
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (d)		43	43,508
RR Donnelley & Sons Co.
7.875%, 3/15/21		70	76,051

	Principal Amount (000)		U.S. $ Value
SFR Group SA
6.00%, 5/15/22 (d)		$165	$172,957
7.375%, 5/01/26 (d)		450	487,346
Sinclair Television Group, Inc.
6.125%, 10/01/22		41	42,751
TEGNA, Inc.
4.875%, 9/15/21 (d)		111	113,761
5.125%, 7/15/20		62	63,304
5.50%, 9/15/24 (d)		12	12,461
Time, Inc.
5.75%, 4/15/22 (d)		71	73,268
Townsquare Media, Inc.
6.50%, 4/01/23 (d)		16	16,451
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23 (d)		76	78,987
Univision Communications, Inc.
5.125%, 2/15/25 (d)		232	229,549
Urban One, Inc.
7.375%, 4/15/22 (d)		89	92,238
9.25%, 2/15/20 (d)		114	109,106
Videotron Ltd.
5.00%, 7/15/22		45	48,379
Virgin Media Finance PLC
4.875%, 2/15/22		6	5,082
Virgin Media Secured Finance PLC
4.875%, 1/15/27 (d)	GBP	165	221,435
Wave Holdco LLC/Wave Holdco Corp.
8.25% (8.25% Cash or 9.00 % PIK), 7/15/19 (d)(h)		$32	32,256
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (d)		7	7,366
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 7/15/19		122	126,137
Ziggo Bond Finance BV
5.875%, 1/15/25 (d)		44	44,668
Ziggo Secured Finance BV
5.50%, 1/15/27 (d)		268	271,101

			4,558,350

Communications - Telecommunications - 0.5%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (d)	GBP	53	73,484
CenturyLink, Inc.
Series S
6.45%, 6/15/21		$72	77,385
Series T
5.80%, 3/15/22		123	128,102
Series U
7.65%, 3/15/42		39	36,831
Series W
6.75%, 12/01/23		82	87,972

	Principal Amount (000)	U.S. $ Value
Cincinnati Bell, Inc.
7.00%, 7/15/24 (d)	$62	$64,422
Embarq Corp.
7.995%, 6/01/36	140	142,817
Frontier Communications Corp.
7.125%, 1/15/23	103	88,937
7.625%, 4/15/24	133	111,938
7.875%, 1/15/27	31	23,730
8.75%, 4/15/22	64	59,823
9.00%, 8/15/31	74	61,104
10.50%, 9/15/22	137	135,197
11.00%, 9/15/25	160	149,506
Hughes Satellite Systems Corp.
6.50%, 6/15/19	71	76,794
7.625%, 6/15/21	47	53,140
Intelsat Jackson Holdings SA
5.50%, 8/01/23	268	220,978
7.25%, 4/01/19-10/15/20	102	94,291
7.50%, 4/01/21	32	28,532
8.00%, 2/15/24 (d)	25	26,783
9.50%, 9/30/22 (d)	107	127,871
Level 3 Communications, Inc.
5.75%, 12/01/22	18	19,177
Level 3 Financing, Inc.
5.25%, 3/15/26	164	171,457
Sable International Finance Ltd.
6.875%, 8/01/22 (d)	102	110,643
SoftBank Group Corp.
4.50%, 4/15/20, TBA (d)	182	189,679
Sprint Capital Corp.
8.75%, 3/15/32	162	204,840
Sprint Communications, Inc.
7.00%, 3/01/20 (d)	149	164,351
9.00%, 11/15/18 (d)	120	131,351
Sprint Corp.
7.125%, 6/15/24	14	15,921
7.25%, 9/15/21	119	135,145
7.625%, 2/15/25	232	267,160
7.875%, 9/15/23	60	69,591
T-Mobile USA, Inc.
6.50%, 1/15/24-1/15/26	152	164,517
Telecom Italia Capital SA
6.375%, 11/15/33	136	146,619
7.20%, 7/18/36	79	91,519
7.721%, 6/04/38	68	81,705
Uniti Group, Inc./CSL Capital LLC
8.25%, 10/15/23	145	153,200
Wind Acquisition Finance SA
4.75%, 7/15/20 (d)	128	129,234
6.50%, 4/30/20 (d)	78	80,619
Windstream Services LLC
6.375%, 8/01/23	170	144,470
7.50%, 4/01/23	85	77,505
7.75%, 10/01/21	29	28,116

	Principal Amount (000)	U.S. $ Value
Zayo Group LLC/Zayo Capital, Inc.
5.75%, 1/15/27 (d)	$92	$97,075

		4,543,531

Consumer Cyclical - Automotive - 0.1%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (d)	142	142,017
BCD Acquisition, Inc.
9.625%, 9/15/23 (d)	91	97,169
Dana Financing Luxembourg SARL
6.50%, 6/01/26 (d)	60	64,430
Dana, Inc.
5.375%, 9/15/21	29	30,087
Exide Technologies
7.00%, 4/30/25 (b)(f)(h)	9	5,113
Series AI
7.00%, 4/30/25 (e)(h)	204	122,567
IHO Verwaltungs GmbH
4.125% (4.125% Cash or 4.875% PIK), 9/15/21 (d)(h)	142	144,908

		606,291

Consumer Cyclical - Entertainment - 0.0%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25	30	31,691
ClubCorp Club Operations, Inc.
8.25%, 12/15/23 (d)	29	31,808
National CineMedia LLC
5.75%, 8/15/26	33	32,487
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (d)	83	88,531

		184,517

Consumer Cyclical - Other - 0.3%
Beazer Homes USA, Inc.
5.75%, 6/15/19	35	37,355
6.75%, 3/15/25 (d)	64	66,120
8.75%, 3/15/22	23	26,089
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18 (a)(i)	154	134,738
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.00%, 10/01/20	79	82,473
CalAtlantic Group, Inc.
6.25%, 12/15/21	55	61,454
8.375%, 5/15/18	150	158,790
Diamond Resorts International, Inc.
7.75%, 9/01/23 (d)	60	63,578
Eldorado Resorts, Inc.
6.00%, 4/01/25 (d)	40	41,707
GLP Capital LP/GLP Financing II, Inc.
4.375%, 4/15/21	14	14,937

	Principal Amount (000)	U.S. $ Value
4.875%, 11/01/20	$18	$19,578
5.375%, 11/01/23-4/15/26	35	38,448
International Game Technology
7.50%, 6/15/19	50	55,027
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21	103	86,903
7.25%, 10/15/20 (d)	30	30,253
KB Home
4.75%, 5/15/19	140	144,291
7.00%, 12/15/21	54	60,551
7.50%, 9/15/22	25	28,147
8.00%, 3/15/20	14	15,916
Lennar Corp.
4.125%, 12/01/18	71	72,712
4.50%, 11/15/19	148	154,109
4.75%, 11/15/22	20	20,692
MDC Holdings, Inc.
5.50%, 1/15/24	14	15,064
5.625%, 2/01/20	57	60,937
6.00%, 1/15/43	312	288,147
Meritage Homes Corp.
6.00%, 6/01/25	52	55,098
7.00%, 4/01/22	11	12,082
MGM Resorts International
8.625%, 2/01/19	110	121,368
Pinnacle Entertainment, Inc.
5.625%, 5/01/24 (d)	30	31,568
PulteGroup, Inc.
5.00%, 1/15/27	21	21,578
6.00%, 2/15/35	130	129,267
7.875%, 6/15/32	26	29,389
RSI Home Products, Inc.
6.50%, 3/15/23 (d)	214	226,078
Scientific Games International, Inc.
7.00%, 1/01/22 (d)	81	86,458
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (d)	18	18,145
6.125%, 4/01/25 (d)	146	150,085
Standard Industries, Inc./NJ
5.125%, 2/15/21 (d)	50	52,401
6.00%, 10/15/25 (d)	74	80,315
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (d)	32	31,578
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, 3/01/24 (d)	43	44,431
Toll Brothers Finance Corp.
4.00%, 12/31/18	36	37,077
4.875%, 3/15/27	27	27,697
5.875%, 2/15/22	86	94,556

		3,027,187

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Restaurants - 0.0%
Pizzaexpress Financing 1 PLC
8.625%, 8/01/22 (d)	GBP	2	$2,780
Stonegate Pub Co. Financing PLC
4.875%, 3/15/22 (d)		71	92,832

			95,612

Consumer Cyclical - Retailers - 0.1%
CST Brands, Inc.
5.00%, 5/01/23		$20	20,535
FirstCash, Inc.
5.375%, 6/01/24 (d)		36	36,758
Group 1 Automotive, Inc.
5.00%, 6/01/22		98	99,223
Hanesbrands, Inc.
4.875%, 5/15/26 (d)		51	51,093
JC Penney Corp., Inc.
6.375%, 10/15/36		37	26,901
L Brands, Inc.
5.625%, 2/15/22		60	64,139
6.875%, 11/01/35		226	219,526
7.00%, 5/01/20		106	117,811
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (d)		259	133,613
Penske Automotive Group, Inc.
5.50%, 5/15/26		62	62,081
PetSmart, Inc.
7.125%, 3/15/23 (d)		154	143,822
Rite Aid Corp.
6.125%, 4/01/23 (d)		44	43,693
Sonic Automotive, Inc.
5.00%, 5/15/23		11	10,197
6.125%, 3/15/27 (d)		47	47,681

			1,077,073

Consumer Non-Cyclical - 0.6%
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (d)		140	133,389
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.75%, 3/15/25 (d)		60	59,260
6.625%, 6/15/24 (d)		61	63,049
Alere, Inc.
6.375%, 7/01/23 (d)		19	20,699
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (d)(h)		96	48,548
9.25%, 2/15/19 (d)		159	135,194
Boparan Finance PLC
5.50%, 7/15/21 (d)	GBP	18	23,020
Catalent Pharma Solutions, Inc.
4.75%, 12/15/24 (d)	EUR	107	129,269
CHS/Community Health Systems, Inc.
6.875%, 2/01/22		$400	355,500

	Principal Amount (000)		U.S. $ Value
7.125%, 7/15/20		$385	$379,314
8.00%, 11/15/19		23	23,583
Concordia International Corp.
7.00%, 4/15/23 (d)		13	2,583
9.50%, 10/21/22 (d)		145	33,774
Endo Finance LLC
5.75%, 1/15/22 (d)		116	110,747
Endo Finance LLC/Endo Finco, Inc.
5.375%, 1/15/23 (d)		200	181,470
7.25%, 1/15/22 (d)		18	17,651
First Quality Finance Co., Inc.
4.625%, 5/15/21 (d)		233	231,793
HCA, Inc.
3.75%, 3/15/19		242	247,918
4.25%, 10/15/19		451	469,461
4.50%, 2/15/27		33	34,274
5.25%, 6/15/26		60	64,468
6.50%, 2/15/20		370	406,551
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (d)		18	18,698
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (d)		118	126,037
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (d)		16	16,688
LifePoint Health, Inc.
5.375%, 5/01/24 (d)		21	21,489
Mallinckrodt International Finance SA
3.50%, 4/15/18		69	69,540
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (d)		60	54,296
5.625%, 10/15/23 (d)		78	74,763
5.75%, 8/01/22 (d)		174	171,497
MEDNAX, Inc.
5.25%, 12/01/23 (d)		24	24,453
MPH Acquisition Holdings LLC
7.125%, 6/01/24 (d)		83	88,715
Nature’s Bounty Co. (The)
7.625%, 5/15/21 (d)		280	292,250
Post Holdings, Inc.
5.00%, 8/15/26 (d)		80	80,540
5.50%, 3/01/25 (d)		6	5,925
6.00%, 12/15/22 (d)		13	14,343
Spectrum Brands, Inc.
6.625%, 11/15/22		26	27,636
Synlab Bondco PLC
6.25%, 7/01/22 (d)	EUR	116	141,874
Tenet Healthcare Corp.
4.50%, 4/01/21		$47	48,651
5.50%, 3/01/19		84	85,730
7.50%, 1/01/22 (d)		13	14,639
8.00%, 8/01/20		259	263,145
8.125%, 4/01/22		209	219,989

	Principal Amount (000)		U.S. $ Value
Valeant Pharmaceuticals International
6.375%, 10/15/20 (d)		$470	$442,857
Valeant Pharmaceuticals International, Inc.
5.375%, 3/15/20 (d)		145	134,576
5.50%, 3/01/23 (d)		152	122,803
5.625%, 12/01/21 (d)		180	154,516
6.50%, 3/15/22 (d)		33	34,978
Vizient, Inc.
10.375%, 3/01/24 (d)		21	24,449
Voyage Care Bondco PLC
5.875%, 5/01/23 (d)	GBP	78	104,589

			6,051,181

Energy - 0.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, 12/15/24 (d)		$56	58,558
Antero Resources Corp.
5.125%, 12/01/22		151	152,865
Berry Petroleum Co. LLC
6.375%, 9/15/22 (a)(b)(e)		135	0
Bill Barrett Corp.
8.75%, 6/15/25 (d)		45	43,859
California Resources Corp.
5.50%, 9/15/21		45	32,345
6.00%, 11/15/24		12	7,969
8.00%, 12/15/22 (d)		109	81,699
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25		81	87,574
Chesapeake Energy Corp.
6.125%, 2/15/21		5	5,019
6.625%, 8/15/20		244	253,497
6.875%, 11/15/20		1	1,462
8.00%, 12/15/22 (d)		4	3,824
Continental Resources, Inc./OK
4.50%, 4/15/23		29	28,558
4.90%, 6/01/44		62	53,133
DCP Midstream Operating LP
3.875%, 3/15/23		53	51,833
5.60%, 4/01/44		64	61,243
Denbury Resources, Inc.
4.625%, 7/15/23		38	25,714
5.50%, 5/01/22		47	34,527
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		167	119,846
Energy Transfer Equity LP
7.50%, 10/15/20		152	170,582
Ensco PLC
4.50%, 10/01/24		16	13,369
5.20%, 3/15/25		113	96,189
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, 6/15/23		18	13,195
7.75%, 9/01/22		64	52,321
8.00%, 2/15/25 (d)		57	49,138
9.375%, 5/01/20		190	172,408

	Principal Amount (000)	U.S. $ Value
Gulfport Energy Corp.
6.375%, 5/15/25 (d)	$43	$42,885
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (d)	162	159,014
Murphy Oil Corp.
6.125%, 12/01/42	51	48,551
6.875%, 8/15/24	9	9,686
Murphy Oil USA, Inc.
5.625%, 5/01/27	6	5,897
Noble Holding International Ltd.
6.20%, 8/01/40	23	16,427
7.70%, 4/01/25 (j)	48	41,848
8.70%, 4/01/45	40	33,925
Oasis Petroleum, Inc.
6.875%, 3/15/22	24	24,366
Pacific Drilling SA
5.375%, 6/01/20 (d)	100	49,957
Paragon Offshore PLC
6.75%, 7/15/22 (a)(d)(i)	50	11,036
7.25%, 8/15/24 (a)(d)(i)	206	45,880
PHI, Inc.
5.25%, 3/15/19	203	187,100
QEP Resources, Inc.
5.25%, 5/01/23	5	4,860
5.375%, 10/01/22	81	80,339
6.875%, 3/01/21	1	1,500
Range Resources Corp.
4.875%, 5/15/25	62	59,275
Rowan Cos., Inc.
5.85%, 1/15/44	86	67,144
7.375%, 6/15/25	51	50,051
SandRidge Energy, Inc.
7.50%, 2/15/23 (a)(b)(e)	69	0
8.125%, 10/15/22 (b)(e)	113	0
SM Energy Co.
6.50%, 11/15/21	113	113,582
Southern Star Central Corp.
5.125%, 7/15/22 (d)	85	86,222
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23	45	44,870
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.875%, 10/01/20	122	124,949
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (d)	143	154,425
Transocean, Inc.
5.80%, 10/15/22	169	159,218
6.80%, 3/15/38	217	168,490
9.00%, 7/15/23 (d)	60	62,244
Vantage Drilling International
7.50%, 11/01/19 (a)(b)(e)	111	0
10.00%, 12/31/20 (e)	3	2,721
10.00%, 12/31/20 (f)	2	2,041

	Principal Amount (000)		U.S. $ Value
Weatherford International Ltd.
7.75%, 6/15/21		$335	$352,815
Whiting Petroleum Corp.
1.25%, 4/01/20		67	59,014
5.00%, 3/15/19		43	42,550
Williams Cos., Inc. (The)
4.55%, 6/24/24		62	64,273
WPX Energy, Inc.
6.00%, 1/15/22		34	34,676
7.50%, 8/01/20		68	71,991

			4,154,549

Other Industrial - 0.1%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (d)		231	215,678
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/23 (d)		32	33,853
American Tire Distributors, Inc.
10.25%, 3/01/22 (d)		277	289,610
Belden, Inc.
5.50%, 9/01/22 (d)		91	94,136
5.50%, 4/15/23 (d)	EUR	15	17,729
General Cable Corp.
4.50%, 11/15/29		$72	52,738
5.75%, 10/01/22		47	46,180
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		205	207,381
7.00%, 6/15/23		28	28,382
HRG Group, Inc.
7.875%, 7/15/19		111	115,061
Laureate Education, Inc.
8.25%, 5/01/25 (d)		64	67,085
9.25%, 9/01/19		89	90,094
Travis Perkins PLC
4.50%, 9/07/23 (d)	GBP	71	93,597

			1,351,524

Services - 0.2%
ADT Corp. (The)
3.50%, 7/15/22		$57	55,533
APX Group, Inc.
7.875%, 12/01/22		87	95,309
8.75%, 12/01/20		320	331,224
Aramark Services, Inc.
5.125%, 1/15/24		16	17,168
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (d)		135	142,432
Gartner, Inc.
5.125%, 4/01/25 (d)		29	30,349
GEO Group, Inc. (The)
5.125%, 4/01/23		9	9,256
5.875%, 1/15/22-10/15/24		39	40,397
IHS Markit Ltd.
5.00%, 11/01/22 (d)		66	70,161

	Principal Amount (000)		U.S. $ Value
KAR Auction Services, Inc.
5.125%, 6/01/25 (d)		$62	$63,157
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/01/21 (d)		68	70,407
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (d)		347	379,096
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25 (d)		21	22,038
Team Health Holdings, Inc.
6.375%, 2/01/25 (d)		50	48,841

			1,375,368

Technology - 0.2%
Avaya, Inc.
10.50%, 3/01/21 (a)(d)(i)		313	39,542
BMC Software Finance, Inc.
8.125%, 7/15/21 (d)		184	188,673
BMC Software, Inc.
7.25%, 6/01/18		1	1,457
CommScope, Inc.
5.00%, 6/15/21 (d)		52	53,761
Conduent Finance, Inc./Xerox Business Services LLC
10.50%, 12/15/24 (d)		181	212,762
CURO Financial Technologies Corp.
12.00%, 3/01/22 (d)		39	41,181
Dell International LLC/EMC Corp.
5.875%, 6/15/21 (d)		78	82,365
Dell, Inc.
6.50%, 4/15/38		127	126,489
EMC Corp.
1.875%, 6/01/18		222	220,624
First Data Corp.
7.00%, 12/01/23 (d)		75	81,013
Goodman Networks, Inc.
12.125%, 7/01/18		145	53,748
Infor US, Inc.
6.50%, 5/15/22		70	73,295
Iron Mountain Europe PLC
6.125%, 9/15/22 (d)	GBP	53	72,355
Iron Mountain, Inc.
4.375%, 6/01/21 (d)		$50	51,644
6.00%, 10/01/20 (d)		18	18,446
Micron Technology, Inc.
5.25%, 8/01/23 (d)		21	21,875
5.50%, 2/01/25		26	27,373
5.875%, 2/15/22		120	125,162
Nokia Oyj
5.375%, 5/15/19		11	11,259
6.625%, 5/15/39		34	38,385
Quintiles IMS, Inc.
3.25%, 3/15/25 (d)	EUR	92	106,590

	Principal Amount (000)		U.S. $ Value
Sanmina Corp.
4.375%, 6/01/19 (d)		$89	$90,754
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (d)		23	25,995
Symantec Corp.
5.00%, 4/15/25 (d)		64	66,313
Western Digital Corp.
10.50%, 4/01/24		45	53,189

			1,884,250

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (d)		66	60,994
5.50%, 4/01/23		20	19,428
CEVA Group PLC
9.00%, 9/01/21 (d)		53	43,191
Europcar Groupe SA
5.75%, 6/15/22 (d)	EUR	17	20,162
Herc Rentals, Inc.
7.75%, 6/01/24 (d)		$58	61,729
Hertz Corp. (The)
5.875%, 10/15/20		260	245,098
Hertz Corp/the
7.625%, 6/01/22 (d)		165	165,000
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		123	69,722
Loxam SAS
3.50%, 5/03/23 (d)	EUR	71	83,259
4.25%, 4/15/24 (d)		71	85,147
United Rentals North America, Inc.
5.75%, 11/15/24		$36	38,203
XPO CNW, Inc.
6.70%, 5/01/34		86	81,086
7.25%, 1/15/18		30	31,249
XPO Logistics, Inc.
6.125%, 9/01/23 (d)		30	31,239

			1,035,507

			35,577,880

Financial Institutions - 0.5%
Banking - 0.3%
Ally Financial, Inc.
3.25%, 2/13/18		72	72,165
4.125%, 3/30/20		295	304,713
4.75%, 9/10/18		136	140,061
8.00%, 12/31/18-11/01/31		257	291,800
Banco Bilbao Vizcaya Argentaria SA
8.875%, 4/14/21 (d)(k)	EUR	142	179,168
Banco Santander SA
6.25%, 3/12/19 (d)(k)		142	159,325
Barclays Bank PLC
6.86%, 6/15/32 (d)(k)		$35	41,073

	Principal Amount (000)		U.S. $ Value
Barclays PLC
8.00%, 12/15/20 (k)	EUR	142	$177,891
Citigroup, Inc.
5.95%, 1/30/23 (k)		$126	133,657
Countrywide Capital III
Series B
8.05%, 6/15/27		113	143,117
Credit Agricole SA
7.589%, 1/30/20 (k)	GBP	106	153,251
Lloyds Banking Group PLC
6.413%, 10/01/35 (d)(k)		$71	78,473
6.657%, 5/21/37 (d)(k)		53	59,296
Royal Bank of Scotland Group PLC
3.625%, 3/25/24 (d)	EUR	126	146,253
8.625%, 8/15/21 (k)		$283	310,572
Societe Generale SA
8.00%, 9/29/25 (d)(k)		77	86,749
Standard Chartered PLC
7.50%, 4/02/22 (d)(k)		163	172,961
Zions Bancorporation
5.65%, 11/15/23		34	35,066

			2,685,591

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (a)(l)		1,030	55,341
LPL Holdings, Inc.
5.75%, 9/15/25 (d)		59	60,859

			116,200

Finance - 0.2%
Artsonig Pty Ltd.
11.50%, 4/01/19 (f)(h)		174	1,741
CIT Group, Inc.
3.875%, 2/19/19		14	14,557
5.50%, 2/15/19 (d)		147	155,337
Enova International, Inc.
9.75%, 6/01/21		94	96,531
Lincoln Finance Ltd.
6.875%, 4/15/21 (d)	EUR	62	75,288
Navient Corp.
4.625%, 9/25/17		$102	102,728
4.875%, 6/17/19		250	258,789
5.00%, 10/26/20		115	117,111
5.875%, 3/25/21		1	1,474
6.50%, 6/15/22		79	81,699
7.25%, 1/25/22		31	33,456
8.00%, 3/25/20		237	262,924
SLM Corp.
5.125%, 4/05/22		30	31,194
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (d)		172	164,726

			1,397,555

	Principal Amount (000)		U.S. $ Value
Insurance - 0.0%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		$21	$22,038
Galaxy Bidco Ltd.
6.375%, 11/15/20 (d)	GBP	11	14,084
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (d)		$168	203,470

			239,592

Other Finance - 0.0%
Creditcorp
12.00%, 7/15/18 (f)		81	69,472

REITS - 0.0%
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 8/01/26		96	101,125
5.50%, 5/01/24		5	5,235

			106,360

			4,614,770

Utility - 0.1%
Electric - 0.1%
AES Corp./VA
4.875%, 5/15/23		78	79,040
7.375%, 7/01/21		123	141,006
Calpine Corp.
5.50%, 2/01/24		11	10,256
5.75%, 1/15/25		201	190,982
DPL, Inc.
6.75%, 10/01/19		61	63,657
Dynegy, Inc.
5.875%, 6/01/23		18	17,337
6.75%, 11/01/19		79	80,861
7.375%, 11/01/22		125	123,283
7.625%, 11/01/24		16	15,801
Emera, Inc.
Series 2016-A
6.75%, 6/15/76		61	67,689
NRG Energy, Inc.
6.25%, 7/15/22-5/01/24		180	181,160
7.875%, 5/15/21		23	24,087
Talen Energy Supply LLC
4.60%, 12/15/21		81	62,903
6.50%, 5/01/18-6/01/25		74	65,803
Texas Competitive/TCEH
11.50%, 10/01/20 (a)(b)(d)(e)		142	0
Viridian Group FundCo II Ltd.
7.50%, 3/01/20 (d)	EUR	81	95,443

			1,219,308

Total Corporates - Non-Investment Grade (cost $41,156,201)			41,411,958

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 1.0%
Industrial - 0.6%
Basic - 0.1%
FMG Resources (August 2006) Pty Ltd.
9.75%, 3/01/22 (d)	$28	$32,583
Fresnillo PLC
5.50%, 11/13/23 (d)	200	218,500
Gerdau Trade, Inc.
4.75%, 4/15/23 (d)	290	285,650
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (d)	11	12,453
Glencore Funding LLC
4.00%, 4/16/25 (d)	12	12,082
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20	94	99,049
Southern Copper Corp.
3.875%, 4/23/25	99	100,569

		760,886

Capital Goods - 0.0%
Embraer Netherlands Finance BV
5.40%, 2/01/27	97	100,562
General Electric Co.
Series D
5.00%, 1/21/21 (k)	122	129,340
Masco Corp.
5.95%, 3/15/22	43	48,272
7.125%, 3/15/20	21	23,913

		302,087

Communications - Media - 0.1%
21st Century Fox America, Inc.
4.00%, 10/01/23	78	82,733
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25	153	166,173
Time Warner, Inc.
4.05%, 12/15/23	57	60,127
Viacom, Inc.
4.375%, 3/15/43	145	128,418

		437,451

Communications - Telecommunications - 0.0%
AT&T, Inc.
5.45%, 3/01/47	94	99,698
Qwest Corp.
6.75%, 12/01/21	123	136,925
6.875%, 9/15/33	27	26,901

		263,524

Consumer Cyclical - Automotive - 0.0%
General Motors Co.
6.25%, 10/02/43	185	202,549

	Principal Amount (000)	U.S. $ Value
General Motors Financial Co., Inc.
3.10%, 1/15/19	$64	$64,670

		267,219

Consumer Cyclical - Entertainment - 0.0%
Royal Caribbean Cruises Ltd.
7.25%, 3/15/18	11	11,069

Consumer Cyclical - Other - 0.0%
DR Horton, Inc.
4.00%, 2/15/20	108	112,187
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (d)	65	66,232

		178,419

Consumer Cyclical - Retailers - 0.0%
AutoNation, Inc.
4.50%, 10/01/25	128	133,074

Consumer Non-Cyclical - 0.1%
AbbVie, Inc.
2.30%, 5/14/21	309	308,404
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/01/21	91	92,913
BRF SA
4.75%, 5/22/24 (d)	200	196,750
Constellation Brands, Inc.
3.75%, 5/01/21	51	53,445
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 7/19/19	94	92,760
Universal Health Services, Inc.
4.75%, 8/01/22 (d)	155	159,805

		904,077

Energy - 0.2%
Anadarko Petroleum Corp.
5.55%, 3/15/26	85	95,387
Cenovus Energy, Inc.
3.00%, 8/15/22	13	12,585
3.80%, 9/15/23	6	5,721
4.45%, 9/15/42	75	65,209
5.70%, 10/15/19	23	25,041
6.75%, 11/15/39	4	3,955
Devon Energy Corp.
3.25%, 5/15/22	62	62,313
Ecopetrol SA
5.375%, 6/26/26	140	144,277
5.875%, 5/28/45	37	34,047
Enable Midstream Partners LP
3.90%, 5/15/24	130	129,448
EnLink Midstream Partners LP
4.15%, 6/01/25	63	63,495
Hess Corp.
4.30%, 4/01/27	190	190,635

	Principal Amount (000)	U.S. $ Value
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32	$28	$35,423
Marathon Oil Corp.
3.85%, 6/01/25	129	128,823
5.20%, 6/01/45	24	24,160
MPLX LP
4.125%, 3/01/27	38	38,176
4.50%, 7/15/23	19	20,402
Nabors Industries, Inc.
5.50%, 1/15/23 (d)	58	57,747
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23	222	227,045
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23	98	102,487
5.00%, 10/01/22	38	40,700
5.50%, 4/15/23	76	78,833
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	99	106,077
Shell International Finance BV
2.25%, 11/10/20	276	278,723
Williams Partners LP
3.35%, 8/15/22	95	96,330
5.10%, 9/15/45	54	55,753

		2,122,792

Technology - 0.1%
Dell International LLC/EMC Corp.
4.42%, 6/15/21 (d)	92	97,112
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (j)	9	9,144
Micron Technology, Inc.
7.50%, 9/15/23	43	48,316
Seagate HDD Cayman
4.75%, 1/01/25	68	67,994
4.875%, 6/01/27	18	18,019
Western Digital Corp.
7.375%, 4/01/23 (d)	87	95,453

		336,038

		5,716,636

Financial Institutions - 0.4%
Banking - 0.3%
BNP Paribas SA
7.625%, 3/30/21 (d)(k)	142	155,094
BPCE SA
5.70%, 10/22/23 (d)	200	221,873
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23	223	229,665
Deutsche Bank AG
Series G
3.375%, 5/12/21	123	124,141

	Principal Amount (000)		U.S. $ Value
HSBC Capital Funding Dollar 1 LP
10.176%, 6/30/30 (d)(k)		$45	$70,064
HSBC Holdings PLC
6.00%, 9/29/23 (d)(k)	EUR	142	177,697
6.00%, 5/22/27 (k)		$220	225,082
ING Groep NV
3.95%, 3/29/27		142	147,081
JPMorgan Chase & Co.
2.295%, 8/15/21		118	117,088
Series V
5.00%, 7/01/19 (k)		11	11,509
Morgan Stanley
5.00%, 11/24/25		211	231,260
Nationwide Building Society
4.00%, 9/14/26 (d)		177	177,767
Royal Bank of Scotland Group PLC
3.875%, 9/12/23		142	143,629
Santander UK Group Holdings PLC
2.875%, 8/05/21		142	142,393
Standard Chartered PLC
3.95%, 1/11/23 (d)		142	143,222
US Bancorp
Series J
5.30%, 4/15/27 (k)		43	44,484
Wells Fargo & Co.
4.125%, 8/15/23		214	227,187

			2,589,236

Brokerage - 0.0%
E*TRADE Financial Corp.
5.375%, 11/15/22		11	11,197
GFI Group, Inc.
8.375%, 7/19/18		83	87,921
UBS Group Funding Switzerland AG
2.65%, 2/01/22 (d)		156	154,869

			253,987

Finance - 0.0%
International Lease Finance Corp.
8.875%, 9/01/17		157	159,263

Insurance - 0.1%
Allstate Corp. (The)
6.50%, 5/15/57		26	29,337
Chubb Corp. (The)
3.408% (LIBOR 3 Month + 2.25%), 4/15/37 (m)		70	69,729
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (d)		75	124,023
Progressive Corp. (The)
6.70%, 6/15/37		54	53,975
Prudential Financial, Inc.
5.625%, 6/15/43		170	185,432

			462,496

	Principal Amount (000)		U.S. $ Value
REITS - 0.0%
DDR Corp.
7.875%, 9/01/20		$28	$32,574
EPR Properties
7.75%, 7/15/20		118	134,080
HCP, Inc.
4.25%, 11/15/23		120	126,068
Senior Housing Properties Trust
6.75%, 12/15/21		21	23,748
VEREIT Operating Partnership LP
4.875%, 6/01/26		19	20,258
Welltower, Inc.
4.95%, 1/15/21		80	86,348

			423,076

			3,888,058

Utility - 0.0%
Electric - 0.0%
Duke Energy Corp.
3.95%, 10/15/23		212	224,803
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (d)		106	109,613
FirstEnergy Corp.
Series A
2.75%, 3/15/18		14	14,238
Series B
4.25%, 3/15/23		21	21,487
PPL Capital Funding, Inc.
Series A
3.817% (LIBOR 3 Month + 2.67%), 3/30/67 (m)		84	81,698

			451,839

Total Corporates - Investment Grade (cost $9,950,797)			10,056,533

GOVERNMENTS - TREASURIES - 1.0%
Malaysia - 0.1%
Malaysia Government Bond
Series 0511
3.58%, 9/28/18	MYR	2,185	512,542

Mexico - 0.5%
Mexican Bonos
Series M
5.75%, 3/05/26	MXN	2,923	140,771
6.50%, 6/10/21		71,481	3,730,703
8.00%, 6/11/20		20,178	1,102,187

			4,973,661

Russia - 0.2%
Russian Federal Bond - OFZ
Series 6212
7.05%, 1/19/28	RUB	21,257	359,773
Series 6217
7.50%, 8/18/21		$81,638	1,425,858

			1,785,631

	Principal Amount (000)		U.S. $ Value
South Africa - 0.1%
Republic of South Africa Government Bond
Series R186
10.50%, 12/21/26	ZAR	16,706	1,429,903

United States - 0.1%
U.S. Treasury Bonds
3.125%, 11/15/41 (n)		$329	347,268
U.S. Treasury Notes
1.875%, 8/31/22		184	184,899

			532,167

Total Governments - Treasuries (cost $9,200,625)			9,233,904

EMERGING MARKETS - TREASURIES - 0.7%
Argentina - 0.2%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	5,984	408,616
16.00%, 10/17/23		10,432	690,248
18.20%, 10/03/21		12,100	807,547
21.20%, 9/19/18		4,293	268,119

			2,174,530

Brazil - 0.3%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21	BRL	10,938	3,359,864

Dominican Republic - 0.1%
Dominican Republic International Bond
16.00%, 7/10/20 (f)	DOP	21,600	532,061

Turkey - 0.1%
Turkey Government Bond
11.00%, 2/24/27	TRY	2,410	715,640

Total Emerging Markets - Treasuries (cost $6,836,831)			6,782,095

EMERGING MARKETS - SOVEREIGNS - 0.5%
Angola - 0.0%
Angolan Government International Bond
9.50%, 11/12/25 (d)		$335	358,450

Argentina - 0.0%
Argentine Republic Government International Bond
5.625%, 1/26/22		64	66,453

Cameroon - 0.0%
Republic of Cameroon International Bond
9.50%, 11/19/25 (d)		200	237,750

	Principal Amount (000)	U.S. $ Value
Dominican Republic - 0.1%
Dominican Republic International Bond
5.95%, 1/25/27 (d)	$220	$230,725
8.625%, 4/20/27 (d)	425	506,812

		737,537

Ecuador - 0.0%
Ecuador Government International Bond
10.75%, 3/28/22 (d)	270	289,237

Egypt - 0.1%
Egypt Government International Bond
6.125%, 1/31/22 (d)	407	418,396

Gabon - 0.0%
Gabon Government International Bond
6.375%, 12/12/24 (d)	360	357,750

Honduras - 0.0%
Honduras Government International Bond
6.25%, 1/19/27 (d)	180	186,750

Ivory Coast - 0.0%
Ivory Coast Government International Bond
6.375%, 3/03/28 (d)	360	362,700

Jamaica - 0.0%
Jamaica Government International Bond
7.875%, 7/28/45	200	236,500

Mongolia - 0.0%
Mongolia Government International Bond
5.125%, 12/05/22 (d)	270	258,188

Senegal - 0.1%
Senegal Government International Bond
6.25%, 5/23/33 (d)	365	369,256

Sri Lanka - 0.0%
Sri Lanka Government International Bond
6.20%, 5/11/27 (d)	220	223,300

Turkey - 0.1%
Turkey Government International Bond
6.00%, 3/25/27	340	365,075

Venezuela - 0.1%
Venezuela Government International Bond
9.25%, 9/15/27	815	427,875

Zambia - 0.0%
Zambia Government International Bond
8.50%, 4/14/24 (d)	200	213,250

Total Emerging Markets - Sovereigns (cost $5,109,928)		5,108,467

	Principal Amount (000)	U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 0.4%
Industrial - 0.4%
Basic - 0.1%
Consolidated Energy Finance SA
6.75%, 10/15/19 (d)	$205	$211,491
6.875%, 6/15/25 (d)	200	201,838

		413,329

Capital Goods - 0.0%
CIMPOR Financial Operations BV
5.75%, 7/17/24 (d)	200	168,000
Odebrecht Finance Ltd.
5.25%, 6/27/29 (d)	200	77,000
7.125%, 6/26/42 (d)	230	95,573

		340,573

Communications - Telecommunications - 0.1%
Columbus Cable Barbados Ltd.
7.375%, 3/30/21 (d)	362	385,365
Digicel Group Ltd.
8.25%, 9/30/20 (d)	315	298,896
Digicel Ltd.
6.75%, 3/01/23 (d)	89	84,810

		769,071

Consumer Cyclical - Retailers - 0.0%
K2016470219 South Africa Ltd.
3.00%, 12/31/22 (d)(h)	34	2,577
K2016470260 South Africa Ltd.
25.00%, 12/31/22 (d)(h)	8	10,168

		12,745

Consumer Non-Cyclical - 0.1%
Arcelik AS
5.00%, 4/03/23 (d)	69	70,137
Marfrig Holdings Europe BV
6.875%, 6/24/19 (d)	200	205,560
Minerva Luxembourg SA
6.50%, 9/20/26 (d)	362	358,556
Tonon Luxembourg SA
7.25%, 1/24/20 (a)(f)(h)(i)	14	1,534
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (a)(f)(i)	434	34,165

		669,952

Energy - 0.1%
CHC Group LLC/CHC Finance Ltd.
Series AI
Zero Coupon, 10/01/20 (c)	158	253,562
Petrobras Global Finance BV
6.125%, 1/17/22	185	192,830
8.375%, 5/23/21	57	63,490
8.75%, 5/23/26	300	348,729

		858,611

	Principal Amount (000)	U.S. $ Value
Other Industrial - 0.0%
Noble Group Ltd.
6.75%, 1/29/20 (d)	$145	$55,463

Transportation - Airlines - 0.0%
Latam Finance Ltd.
6.875%, 4/11/24 (d)	285	285,712

Transportation - Services - 0.0%
Rumo Luxembourg SARL
7.375%, 2/09/24 (d)	200	206,000

		3,611,456

Financial Institutions - 0.0%
Finance - 0.0%
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 1/15/25 (d)	200	198,014

Insurance - 0.0%
XLIT Ltd.
Series E
3.616% (LIBOR 3 Month + 2.46%), 7/04/17 (k)(m)	9	7,501

Other Finance - 0.0%
Guanay Finance Ltd.
6.00%, 12/15/20 (d)	18	18,282

		223,797

Total Emerging Markets - Corporate Bonds (cost $3,848,392)		3,835,253

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Risk Share Floating Rate - 0.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
8.174% (LIBOR 1 Month + 7.15%), 7/25/23 (m)	35	43,772
Series 2013-DN2, Class M2
5.274% (LIBOR 1 Month + 4.25%), 11/25/23 (m)	128	141,752
Series 2014-DN1, Class M3
5.524% (LIBOR 1 Month + 4.50%), 2/25/24 (m)	89	102,246
Series 2014-HQ2, Class M3
4.774% (LIBOR 1 Month + 3.75%), 9/25/24 (m)	131	144,729
Series 2014-HQ3, Class M3
5.774% (LIBOR 1 Month + 4.75%), 10/25/24 (m)	460	511,296

	Principal Amount (000)	U.S. $ Value
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
6.274% (LIBOR 1 Month + 5.25%), 10/25/23 (m)	$35	$41,122
Series 2014-C01, Class M2
5.424% (LIBOR 1 Month + 4.40%), 1/25/24 (m)	66	74,119
Series 2015-C01, Class 2M2
5.574% (LIBOR 1 Month + 4.55%), 2/25/25 (m)	168	181,382
Series 2015-C02, Class 1M2
5.024% (LIBOR 1 Month + 4.00%), 5/25/25 (m)	329	355,589
Series 2015-C02, Class 2M2
5.024% (LIBOR 1 Month + 4.00%), 5/25/25 (m)	340	362,669
Series 2015-C03, Class 1M2
6.024% (LIBOR 1 Month + 5.00%), 7/25/25 (m)	17	19,323
Series 2015-C03, Class 2M2
6.024% (LIBOR 1 Month + 5.00%), 7/25/25 (m)	429	476,102
Series 2016-C05, Class 2M2
5.474% (LIBOR 1 Month + 4.45%), 1/25/29 (m)	465	511,791
Series 2016-C07, Class 2M2
5.374% (LIBOR 1 Month + 4.35%), 4/25/29 (m)	475	519,091

		3,484,983

Agency Fixed Rate - 0.0%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
1.531%, 5/28/35	96	85,438

Non-Agency Fixed Rate - 0.0%
Alternative Loan Trust
Series 2006-28CB, Class A14
6.25%, 10/25/36	16	13,654
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36	25	21,128

		34,782

Total Collateralized Mortgage Obligations (cost $3,597,170)		3,605,203

BANK LOANS - 0.2%
Industrial - 0.2%
Basic - 0.0%
Foresight Energy LLC
6.795% (LIBOR 1 Month + 5.75%), 3/28/22 (o)	32	30,273

	Principal Amount (000)	U.S. $ Value
Magnetation LLC
12.00%, 3/07/17 (a)(b)(e)(h)(l)	$158	$0
Unifrax I LLC
4/04/24 (p)	27	27,469

		57,742

Capital Goods - 0.0%
Gardner Denver, Inc.
7/30/20 (p)	46	46,099

Consumer Cyclical - Automotive - 0.0%
Navistar, Inc.
5.00% (LIBOR 3 Month + 4.00%), 8/07/20 (o)	77	78,678

Consumer Cyclical - Entertainment - 0.0%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
4.15%, (LIBOR 1 Month + 3.00%), 4/01/24 (o)	122	121,858

Consumer Cyclical - Retailers - 0.0%
Serta Simmons Bedding, LLC
11/08/24 (p)	125	125,806

Consumer Non-Cyclical - 0.1%
Air Medical Group Holdings, Inc.
(LIBOR 1 Month + 3.25%) 4/28/22 (o)(p)	303	298,652
DJO Finance LLC
4.295% (LIBOR 1 Month + 3.25%), 6/08/20 (o)	30	29,714
4.301% (LIBOR 1 Month + 3.25%), 6/08/20 (o)	31	30,718
Vizient, Inc.
4.50%, 2/11/23 - 2/13/23	9	9,461

		368,545

Energy - 0.0%
California Resources Corporation
11.375% (LIBOR 3 Month + 10.38%), 12/31/21 (o)	113	124,455

Other Industrial - 0.0%
Travelport Finance (Luxembourg) SARL
4.432% (LIBOR 3 Month + 3.25%), 9/02/21 (o)	91	91,615

Technology - 0.1%
Avaya Inc.
6.412% (LIBOR 1 Month + 5.25%), 5/29/20 (a)(i)(o)(p)	294	240,183
8.53% (LIBOR 3 Month + 7.50%), 1/24/18 (a)(i)(o)	17	17,396

	Principal Amount (000)		U.S. $ Value
Conduent Incorporated
4.993% (LIBOR 1 Month + 4.00%), 12/07/23 (o)		$12	$12,199
MTS Systems Corporation
5.25% (LIBOR 3 Month + 4.25%), 7/05/23 (o)		65	66,166
Smart Modular Technologies (Global), Inc.
9.25% (LIBOR 3 Month + 8.00%), 8/26/17 (e)(o)		51	50,432
Solera, LLC (Solera Finance, Inc.)
3/03/23 (p)		147	147,628
Veritas US Inc.
6.772% (LIBOR 1 Month + 5.63%), 1/27/23 (o)		102	102,549

			636,553

Total Bank Loans (cost $1,659,683)			1,651,351

INFLATION-LINKED SECURITIES - 0.1%
Brazil - 0.1%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50	BRL	1,100	1,068,397

Mexico - 0.0%
Mexican Udibonos
Series S
4.00%, 11/30/28	MXN	1,463	82,799
4.50%, 12/04/25		3,813	222,594

			305,393

Total Inflation-Linked Securities (cost $1,454,879)			1,373,790

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%
Non-Agency Fixed Rate CMBS - 0.1%
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		$2	2,280
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D
4.516%, 7/10/47 (d)		35	31,340
GS Mortgage Securities Trust
Series 2014-GC18, Class D
4.945%, 1/10/47 (d)		71	61,308
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class E
5.214%, 6/15/45 (d)		298	300,604
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class D
4.886%, 1/15/47 (d)		71	66,948

	Principal Amount (000)	U.S. $ Value
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56	$105	$105,082

		567,562

Non-Agency Floating Rate CMBS - 0.0%
CLNS Trust
Series 2017-IKPR, Class F
5.50% (LIBOR 1 Month + 4.50%), 6/11/32 (d)(m)	110	110,138
H/2 Asset Funding NRE
Series 2015-1A
2.679% (LIBOR 1 Month + 1.65%), 6/24/49 (f)(m)	108	108,230
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
2.051% (LIBOR 1 Month + 1.05%), 4/15/32 (d)(m)	72	71,602

		289,970

Total Commercial Mortgage-Backed Securities (cost $847,954)		857,532

ASSET-BACKED SECURITIES - 0.1%
Home Equity Loans - Floating Rate - 0.1%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
2.149% (LIBOR 1 Month + 1.13%), 12/25/32 (m)	52	51,189
GSAA Home Equity Trust
Series 2006-6, Class AF5
6.241%, 3/25/36 (m)	197	101,606
Lehman XS Trust
Series 2007-6, Class 3A5
4.896%, 5/25/37 (m)	92	138,912

		291,707

Home Equity Loans - Fixed Rate - 0.0%
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35	140	138,819

Other ABS - Fixed Rate - 0.0%
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (d)	39	40,682
Series 2016-1A, Class A2I
3.832%, 5/25/46 (d)	70	71,824

		112,506

Total Asset-Backed Securities (cost $530,487)		543,032

Company	Shares	U.S. $ Value
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Banking - 0.1%
GMAC Capital Trust I
6.967%	868	$22,151
Morgan Stanley
5.85%	4,411	117,681
US Bancorp
Series F
6.50%	2,569	77,533

		217,365

Services - 0.0%
Holdco, Inc.
0.00% (b)(e)	877	87,700

		305,065

Industrial - 0.0%
Basic - 0.0%
Peabody Energy Corp.
0.00% (e)	1,125	54,000

Consumer Cyclical - Other - 0.0%
Hovnanian Enterprises, Inc.
7.625%	1,190	8,330

Energy - 0.0%
Berry Petroleum Co. LLC
0.00% (b)(e)	4,429	59,238
Sanchez Energy Corp.
4.875%	2,338	55,761
Tervita Corp.
0.00% (b)(e)	1,456	9,431

		124,430

		186,760

Utility - 0.0%
Electric - 0.0%
SCE Trust III
5.75%	1,027	29,588

Total Preferred Stocks (cost $536,453)		521,413

	Principal Amount (000)
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.1%
Provincia de Buenos Aires/Argentina 9.125%, 3/16/24 (d) (cost $506,715)	$445	506,188

	Principal Amount (000)	U.S. $ Value
COLLATERALIZED LOAN OBLIGATIONS - 0.0%
CLO - Floating Rate - 0.0%
CIFC Funding Ltd.
Series 2015-4A, Class D
6.656% (LIBOR 3 Month + 5.50%), 10/20/27 (d)(m)	$177	$172,106
Dryden Senior Loan Fund
Series 2017-49A, Class E
7.65% (LIBOR 3 Month + 6.30%), 7/18/30 (d)(m)	250	247,453

Total Collateralized Loan Obligations (cost $419,589)		419,559

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.0%
United States - 0.0%
State of California
Series 2010
7.60%, 11/01/40	60	92,504
7.95%, 3/01/36	130	149,137

Total Local Governments - US Municipal Bonds (cost $239,435)		241,641

QUASI-SOVEREIGNS - 0.0%
Quasi-Sovereign Bonds - 0.0%
Mexico - 0.0%
Petroleos Mexicanos
5.375%, 3/13/22 (d) (cost $223,428)	213	226,186

	Notional Amount (000)
OPTIONS PURCHASED - CALLS - 0.0%
Swaptions - 0.0%
OTC - 1 Year Interest Rate Swap
Expiration: Aug 2017,	860	7,689
OTC - 1 Year Interest Rate Swap
Expiration: Aug 2017,	2,160	19,311
OTC - 1 Year Interest Rate Swap
Expiration: Aug 2017,	1,790	16,003

Total Options Purchased - Calls (premiums paid $38,308)		43,003

	Shares
WARRANTS - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Midstates Petroleum Co., Inc., expiring 4/21/20 (a)(b)(e)	2,090	4,702
Peabody Energy Corp., expiring 7/03/17 (a)(b)(e)	9	218
SandRidge Energy, Inc., A-CW22, expiring 10/04/22 (a)	4,803	4,323

Company	Shares		U.S. $ Value
SandRidge Energy, Inc., B-CW22, expiring 10/04/22 (a)	2,019		$2,524

			11,767

Financials - 0.0%
Diversified Financial Services - 0.0%
iPayment Holdings, Inc., expiring 12/29/22 (a)(b)(e)	52,132		1,256

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Smart Modular Technologies, expiring 11/05/21 (a)	1,108		0
Smart Modular Technologies, expiring 11/05/22 (a)	1,385		0

			0

Materials - 0.0%
Communications Equipment - 0.0%
FairPoint Communications, Inc., , expiring 1/24/18 (a)(e)	2,367		36

Total Warrants (cost $39,417)			13,059

	Principal Amount (000)
MORTGAGE PASS-THROUGHS - 0.0%
Agency Fixed Rate 30-Year - 0.0%
Federal National Mortgage Association
Series 2006
5.00%, 1/01/36 (cost $278)	$0	**	280

	Shares
SHORT-TERM INVESTMENTS - 13.2%
Investment Companies - 12.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.64% (g)(q) (cost $121,742,549)	121,742,549		121,742,549

	Principal Amount (000)
U.S. Treasury Bills - 0.5%
U.S. Treasury Bill Zero Coupon, 8/10/17 (n) (cost $4,991,444)	$5,000		4,991,444

Total Short-Term Investments (cost $126,733,993)			126,733,993

Total Investments - 99.1% (cost $941,208,829) (r)			$952,736,534
Other assets less liabilities - 0.9% (s)			8,629,177

Net Assets - 100.0%			$961,365,711

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	78	June 2017	$7,500,713	$7,631,942	$131,229
10 Yr Japan Bond (OSE) Futures	177	June 2017	241,295,351	240,799,910	(495,441)
Canadian 10 Yr Bond Futures	30	September 2017	3,208,204	3,230,410	22,206
Euro Buxl 30 Yr Bond Futures	135	June 2017	25,606,264	25,523,059	(83,205)
Euro STOXX 50 Index Futures	122	June 2017	4,826,638	4,869,338	42,700
EURO-BOBL Futures	219	June 2017	32,368,231	32,520,526	152,295
EURO-Bund Futures	264	June 2017	47,827,196	48,138,307	311,111
Euro-Schatz Futures	294	June 2017	37,046,107	37,078,820	32,713
FTSE 100 Index Futures	19	June 2017	1,759,944	1,838,000	78,056
Bcom Commodity Index Futures	10,328	June 2017	86,945,681	85,515,840	(1,429,841)
Long Gilt Futures	334	September 2017	54,877,418	55,058,019	180,601
Mini MSCI Emerging Market Futures	339	June 2017	16,687,228	17,014,410	327,182
Russell 2000 Mini Futures	14	June 2017	979,964	958,370	(21,594)
S&P Mid 400 E-Mini Futures	75	June 2017	13,094,422	12,900,000	(194,422)
S&P TSX 60 Index Futures	7	June 2017	952,022	938,032	(13,990)
SPI 200 Futures	11	June 2017	1,211,548	1,172,905	(38,643)
TOPIX Index Futures	17	June 2017	2,383,837	2,409,932	26,095
U.S. Ultra Bond (CBT) Futures	254	September 2017	41,269,484	41,941,750	672,266
US T-Note 5 Yr (CBT) Futures	713	September 2017	84,204,677	84,356,812	152,135
U.S. T-Note 10 Yr (CBT) Futures	336	September 2017	42,255,170	42,435,750	180,580
Sold Contracts
10 Yr Mini Japan Government Bond Futures	11	June 2017	1,495,558	1,496,099	(541)
Euro-Bund Futures	5	June 2017	905,470	911,710	(6,240)
Long Gilt Futures	2	September 2017	328,514	329,689	(1,175)
S&P 500 E-Mini Futures	28	June 2017	3,336,596	3,375,540	(38,944)
U.S. Ultra Bond (CBT) Futures	3	September 2017	487,425	495,375	(7,950)
US T-Note 5 Yr (CBT) Futures	6	September 2017	708,374	709,875	(1,501)
US T-Note 10 Yr (CBT) Futures	5	September 2017	628,742	631,484	(2,742)

					$(27,060)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	8,492	USD	6,412	7/10/17	$106,235
Australia and New Zealand Banking Group Ltd.	USD	2,155	NZD	3,156	7/10/17	78,812
Bank of America, NA	RUB	32,236	USD	569	6/22/17	2,783
Bank of America, NA	USD	560	RUB	32,236	6/22/17	5,859
Bank of America, NA	USD	730	JPY	81,114	7/14/17	4,193
Bank of America, NA	USD	167	MYR	714	8/18/17	(529)
Bank of America, NA	USD	728	TWD	21,868	9/20/17	649
Barclays Bank PLC	KRW	803,398	USD	722	6/15/17	4,567
Barclays Bank PLC	USD	3,776	AUD	5,016	6/15/17	(49,349)
Barclays Bank PLC	USD	710	KRW	803,398	6/15/17	8,014
BNP Paribas SA	BRL	4,379	USD	1,350	6/02/17	(3,233)
BNP Paribas SA	USD	1,324	BRL	4,379	6/02/17	29,475
BNP Paribas SA	TWD	21,810	USD	722	6/13/17	(1,628)
BNP Paribas SA	USD	361	PEN	1,177	6/14/17	(1,542)
BNP Paribas SA	KRW	1,076,617	USD	935	6/15/17	(27,232)
BNP Paribas SA	USD	2,877	INR	185,905	6/15/17	2,842
BNP Paribas SA	USD	951	KRW	1,076,617	6/15/17	10,773
BNP Paribas SA	USD	1,080	NOK	9,306	7/14/17	22,522
BNP Paribas SA	GBP	1,139	USD	1,461	7/21/17	(8,394)
BNP Paribas SA	SGD	4,088	USD	2,929	8/17/17	(28,224)
Citibank, NA	BRL	14,954	USD	4,666	6/02/17	44,407
Citibank, NA	BRL	5,756	USD	1,775	6/02/17	(4,250)
Citibank, NA	USD	4,610	BRL	14,954	6/02/17	11,041
Citibank, NA	USD	1,797	BRL	5,756	6/02/17	(18,018)
Citibank, NA	TRY	2,569	USD	716	6/08/17	(10,897)
Citibank, NA	TWD	7,742	USD	253	6/13/17	(3,640)
Citibank, NA	USD	721	CLP	481,665	6/14/17	(6,832)
Citibank, NA	INR	185,905	USD	2,893	6/15/17	13,280
Citibank, NA	SEK	13,090	USD	1,494	6/15/17	(13,661)
Citibank, NA	USD	2,383	CAD	3,205	6/15/17	(9,783)
Citibank, NA	USD	2,248	CHF	2,230	6/15/17	56,528
Citibank, NA	USD	3,279	EUR	3,011	6/15/17	105,861
Citibank, NA	USD	3,121	INR	204,509	6/15/17	47,723
Citibank, NA	NZD	4,619	USD	3,214	7/10/17	(56,111)
Citibank, NA	ZAR	19,316	USD	1,453	7/11/17	(9,943)
Citibank, NA	KRW	815,698	USD	724	7/27/17	(5,422)
Citibank, NA	USD	2,873	INR	185,905	8/21/17	(12,577)
Credit Suisse International	USD	1,462	SEK	13,090	6/15/17	44,760
Credit Suisse International	MXN	30,484	USD	1,646	6/16/17	15,205
Credit Suisse International	USD	1,462	NOK	12,517	7/14/17	20,364
Goldman Sachs Bank USA	CAD	10,470	USD	7,828	6/22/17	74,823
Goldman Sachs Bank USA	USD	223	MYR	955	6/22/17	(1,053)
Goldman Sachs Bank USA	USD	33,571	EUR	30,723	7/13/17	1,016,884
Goldman Sachs Bank USA	JPY	80,914	USD	711	7/14/17	(20,549)
Goldman Sachs Bank USA	GBP	661	USD	854	7/21/17	1,473
Goldman Sachs Bank USA	USD	141	MYR	605	8/18/17	(729)
HSBC Bank USA	CAD	3,205	USD	2,365	6/15/17	(8,354)
HSBC Bank USA	CHF	2,230	USD	2,220	6/15/17	(84,774)
HSBC Bank USA	MXN	44,805	USD	2,352	6/16/17	(44,870)
HSBC Bank USA	CNY	20,564	USD	2,977	7/18/17	(32,247)
JPMorgan Chase Bank, NA	JPY	311,660	USD	2,796	6/15/17	(19,354)
JPMorgan Chase Bank, NA	USD	5,612	AUD	7,532	7/10/17	(18,687)
JPMorgan Chase Bank, NA	GBP	1,152	USD	1,482	7/21/17	(4,634)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	EUR	1,300	USD	1,390	8/16/17	$(76,294)
Morgan Stanley & Co.	USD	711	TRY	2,552	6/08/17	10,901
Morgan Stanley & Co.	GBP	5,118	USD	6,241	6/15/17	(356,068)
Morgan Stanley & Co.	USD	3,296	JPY	377,351	6/15/17	113,008
Morgan Stanley & Co.	USD	7,700	CAD	10,470	6/22/17	52,769
Morgan Stanley & Co.	NOK	15,572	USD	1,798	7/14/17	(45,958)
Royal Bank of Scotland PLC	USD	676	GBP	543	6/15/17	23,879
Royal Bank of Scotland PLC	EUR	30,878	USD	32,864	7/13/17	(1,898,597)
Standard Chartered Bank	BRL	4,819	USD	1,486	6/02/17	(3,558)
Standard Chartered Bank	USD	1,461	BRL	4,819	6/02/17	28,459
Standard Chartered Bank	USD	257	TWD	7,742	6/13/17	(359)
Standard Chartered Bank	INR	204,509	USD	3,173	6/15/17	4,732
Standard Chartered Bank	BRL	4,819	USD	1,450	7/05/17	(27,983)
Standard Chartered Bank	USD	2,151	IDR	28,894,875	8/16/17	7,471
State Street Bank & Trust Co.	TRY	664	USD	183	6/08/17	(4,489)
State Street Bank & Trust Co.	USD	2,341	TRY	8,442	6/08/17	46,970
State Street Bank & Trust Co.	CHF	1,818	USD	1,826	6/14/17	(52,784)
State Street Bank & Trust Co.	AUD	5,016	USD	3,744	6/15/17	17,442
State Street Bank & Trust Co.	EUR	3,011	USD	3,226	6/15/17	(158,900)
State Street Bank & Trust Co.	GBP	336	USD	420	6/15/17	(13,318)
State Street Bank & Trust Co.	HKD	13,598	USD	1,753	6/15/17	7,830
State Street Bank & Trust Co.	JPY	65,691	USD	594	6/15/17	72
State Street Bank & Trust Co.	NOK	2,785	USD	324	6/15/17	(5,562)
State Street Bank & Trust Co.	USD	357	GBP	287	6/15/17	13,089
State Street Bank & Trust Co.	USD	1,750	HKD	13,598	6/15/17	(4,026)
State Street Bank & Trust Co.	USD	324	NOK	2,785	6/15/17	5,809
State Street Bank & Trust Co.	MXN	41,526	USD	2,238	6/16/17	16,199
State Street Bank & Trust Co.	MXN	12,835	USD	672	6/16/17	(14,720)
State Street Bank & Trust Co.	USD	2,885	MXN	55,146	6/16/17	65,266
State Street Bank & Trust Co.	CAD	511	USD	382	6/22/17	3,019
State Street Bank & Trust Co.	CAD	2,590	USD	1,895	6/22/17	(22,415)
State Street Bank & Trust Co.	USD	376	CAD	511	6/22/17	2,846
State Street Bank & Trust Co.	AUD	2,911	USD	2,174	7/10/17	12,557
State Street Bank & Trust Co.	NZD	3,525	USD	2,420	7/10/17	(75,947)
State Street Bank & Trust Co.	USD	715	AUD	960	7/10/17	(2,062)
State Street Bank & Trust Co.	USD	251	NZD	365	7/10/17	7,245
State Street Bank & Trust Co.	EUR	3,757	USD	4,107	7/13/17	(123,134)
State Street Bank & Trust Co.	USD	288	EUR	264	7/13/17	9,947
State Street Bank & Trust Co.	GBP	389	USD	489	8/16/17	(13,500)
State Street Bank & Trust Co.	USD	1,422	EUR	1,300	8/16/17	44,309

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	502	GBP	389	8/16/17	$726
UBS AG	USD	5,936	GBP	4,624	6/15/17	23,792
UBS AG	USD	3,172	NZD	4,619	7/10/17	98,217

						$(1,060,563)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counterparty	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs & Co.	1.76%	8/30/17	$1,790	$2,864	$(4,241)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs & Co.	1.76	8/30/17	860	1,247	(2,037)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley & Co., Inc.	1.76	8/30/17	2,160	3,478	(5,117)

						$7,589	$(11,395)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2017	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)%	3.30%		$15,410	$15,410,000	$(121,278)
iTraxxx Xover Series 26, 5 Year Index, 12/20/21*	(5.00)	2.27	EUR	3,530	3,530,000	(66,041)
Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAIG Series 28, 5 Year Index, 6/20/22*	1.00	0.62		$115,760	115,760,000	288,899
iTraxxx Europe Series 27, 5 Year Index, 6/20/22*	1.00	0.62		53,210	53,210,000	285,615

					$187,910,000	$387,195

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME Group)	NOK	35,531	5/12/18	0.954%	6 Month NIBOR	$(2,249)
Morgan Stanley & Co. LLC/(CME Group)		35,531	5/12/18	6 Month NIBOR	0.954%	2,941
Morgan Stanley & Co. LLC/(CME Group)		$1,090	7/02/24	2.632%	3 Month LIBOR	(21,377)
Morgan Stanley & Co. LLC/(CME Group)		1,090	7/02/24	3 Month LIBOR	2.632%	17,773
Morgan Stanley & Co. LLC/(CME Group)		691	10/04/26	3 Month LIBOR	1.1487%	11,050
Morgan Stanley & Co. LLC/(CME Group)		691	10/04/26	1.487%	3 Month LIBOR	(14,386)
Morgan Stanley & Co. LLC/(LCH Group)	NOK	35,112	9/06/18	6 Month NIBOR	1.143%	2,280
Morgan Stanley & Co. LLC/(LCH Group)		35,112	9/06/18	1.143%	6 Month NIBOR	(2,759)

						$(6,727)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CMBX.NA.BB Series 6, 5/11/63*	5.00%	9.80%	$2,500	$(469,319)	$(464,635)	$(4,684)
Credit Suisse International
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.54	5,800	(637,517)	(607,389)	(30,128)
Deutsche Bank AG
CMBX.NA.BB Series 6, 5/11/63*	5.00	9.80	2,500	(469,319)	(474,541)	5,222

				$(1,576,155)	$(1,546,565)	$(29,590)

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$34,720	7/15/22	2.163%	CPI	#	$(324,558)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Barclays Bank PLC
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	139,500,000	LIBOR Plus 0.0014%	USD	139,500	10/31/17	$(97,268)
Citibank, NA
Russell 2000 Total Return Index	34,156	LIBOR Plus 0.29%	USD	48,000	6/15/18	0
Goldman Sachs International
Russell 2000 Total Return Index	1,744	LIBOR Minus 0.15%	USD	12,065	5/15/18	(199,640)
Morgan Stanley & Co. International PLC iBoxx $ Liquid High Yield Index	4,400,000	LIBOR Plus 0.00%	USD	4,400	9/20/17	(7,183)
Pay Total Return on Reference Obligation
Citibank, NA
Russell 2000 Total Return Index	41,977	LIBOR Plus 0.21%	USD	48,000	6/15/18	0
Goldman Sachs International
S&P 500 Total Return Index	22,412	LIBOR Plus 0.27%	USD	102,884	5/15/18	(459,340)

						$(763,431)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citibank, NA
iShares Russell 2000 ETF, 6/02/17*	$13.70	$0	***	$1,202	$(9,726)	$1,202
Powershares QQQ Trust Series 1, 6/02/17*	10.40	0	***	4,973	(10,868)	4,973
Deutsche Bank AG
SPDR S&P 500 ETF Trust, 6/02/17*	8.60	0	***	11,137	(20,812)	11,137

				$17,312	$0	$17,312

*	Termination date
***	Notional amount less than $500.
**	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Group LLC	4/26/17	$34,109	$26,694	0.00%
CHC Group LLC/CHC Finance Ltd. Series AI 10/01/20	4/26/17	242,728	253,562	0.03%
Exide Corp.	4/26/17	1,095	4,898	0.00%
Exide Technologies
11.00%, 04/30/22	5/23/17	65,701	65,169	0.01%
Exide Technologies	4/26/17	2,165	9,686	0.00%
Momentive Performance Materials, Inc.
8.875%, 10/15/20	4/26/17	0	0	0.00%

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the aggregate market value of these securities amounted to $33,616,978 or 3.5% of net assets.
(e)	Illiquid security.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.09% of net assets as of May 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Artsonig Pty Ltd.
11.50%, 4/01/19	4/26/17	$5,819	$1,741	0.00%
Creditcorp
12.00%, 7/15/18	4/26/17	71,038	69,472	0.01%
Dominican Republic International Bond
16.00%, 7/10/20	5/08/17	535,718	532,061	0.06%
Exide Technologies
7.00%, 4/30/25	4/26/17	4,539	5,113	0.00%
H/2 Asset Funding NRE Series 2015-1A
2.679%, 6/24/49	3/29/17	107,475	108,230	0.01%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	4/26/17	15	2	0.00%
Modular Space Corp.	4/26/17	76,076	76,076	0.01%
Tonon Luxembourg SA
7.25%, 1/24/20	4/26/17	1,534	1,534	0.00%
Vantage Drilling International
10.00%, 12/31/20	4/26/17	2,064	2,041	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	4/26/17	33,435	34,165	0.00%

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at May 31, 2017.
(i)	Defaulted.
(j)	Variable rate coupon, rate shown as of May 31, 2017.
(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	Defaulted matured security.
(m)	Floating Rate Security. Stated interest/floor rate was in effect at May 31, 2017.
(n)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(o)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at May 31, 2017.
(p)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(q)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(r)	As of May 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,594,981 and gross unrealized depreciation of investments was $(9,067,276), resulting in net unrealized appreciation of $11,527,705.
(s)	An amount of U.S. $10,951,619 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2017.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CMBX.NA	-	North American Commercial Mortgage-Backed Index
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NIBOR	-	Norwegian Interbank Offered Rate
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TBA	-	To Be Announced
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

AB All Market Total Return Portfolio

May 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2017:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks	$332,556,691		$127,221,412		$232,976	(a)	$460,011,079
Investment Companies	279,561,015		– 0	–	– 0	–	279,561,015
Corporates - Non-Investment Grade	– 0	–	40,844,078		567,880	(a)	41,411,958
Corporates - Investment Grade	– 0	–	10,056,533		– 0	–	10,056,533
Governments - Treasuries	– 0	–	9,233,904		– 0	–	9,233,904
Emerging Markets - Treasuries	– 0	–	6,782,095		– 0	–	6,782,095
Emerging Markets - Sovereigns	– 0	–	5,108,467		– 0	–	5,108,467
Emerging Markets - Corporate Bonds	– 0	–	3,820,974		14,279		3,835,253
Collateralized Mortgage Obligations	– 0	–	3,605,203		– 0	–	3,605,203
Bank Loans	– 0	–	1,381,478		269,873	(a)	1,651,351
Inflation-Linked Securities	– 0	–	1,373,790		– 0	–	1,373,790
Commercial Mortgage-Backed Securities	– 0	–	71,602		785,930		857,532
Asset-Backed Securities	– 0	–	– 0	–	543,032		543,032
Preferred Stocks	255,283		55,761		210,369		521,413
Local Governments - Regional Bonds	– 0	–	506,188		– 0	–	506,188
Collateralized Loan Obligations	– 0	–	– 0	–	419,559		419,559
Local Governments - US Municipal Bonds	– 0	–	241,641		– 0	–	241,641
Quasi-Sovereigns	– 0	–	226,186		– 0	–	226,186
Options Purchased - Calls	– 0	–	43,003		– 0	–	43,003
Warrants	11,585		– 0	–	1,474	(a)	13,059
Mortgage Pass-Throughs	– 0	–	280		– 0	–	280
Short-Term Investments:
Investment Companies	121,742,549		– 0	–	– 0	–	121,742,549
U.S. Treasury Bills	– 0	–	4,991,444		– 0	–	4,991,444

Total Investments in Securities	734,127,123		215,564,039		3,045,372		952,736,534

Other Financial Instruments(b):
Assets:
Futures	2,162,318		146,851		– 0	–	2,309,169
Forward Currency Exchange Contracts	– 0	–	2,345,627		– 0	–	2,345,627
Centrally Cleared Credit Default Swaps	– 0	–	574,514		– 0	–	574,514
Centrally Cleared Interest Rate Swaps	– 0	–	34,044		– 0	–	34,044
Credit Default Swaps	– 0	–	5,222		– 0	–	5,222
Variance Swaps	– 0	–	17,312		– 0	–	17,312
Liabilities:
Futures	(2,297,586)		(38,643)		– 0	–	(2,336,229)
Forward Currency Exchange Contracts	– 0	–	(3,406,190)		– 0	–	(3,406,190)
Interest Rate Swaptions Written	– 0	–	(11,395)		– 0	–	(11,395)
Centrally Cleared Credit Default Swaps	– 0	–	(187,319)		– 0	–	(187,319)
Centrally Cleared Interest Rate Swaps	– 0	–	(40,771)		– 0	–	(40,771)
Credit Default Swaps	– 0	–	(34,812)		– 0	–	(34,812)
Inflation (CPI) Swaps	– 0	–	(324,558)		– 0	–	(324,558)
Total Return Swaps	– 0	–	(763,431)		– 0	–	(763,431)

Total	$733,991,855		$213,880,490		$3,045,372		$950,917,717

(a)	The Strategy held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks(a)			Corporates - Non- Investment Grade(a)			Emerging Markets - Corporate Bonds
Balance as of 8/31/16	$	– 0	–	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		613			69
Realized gain (loss)		– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(17,824)			28,719			(1,530)
Purchases/Payups		250,800			538,548			15,740
Sales/Paydowns		– 0	–		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 5/31/17		$232,976			$567,880			$14,279

Net change in unrealized appreciation/depreciation from investments held as of 5/31/17		$(17,824)			$28,719			$(1,530)

	Bank Loans(a)			Commercial Mortgage-Backed Securities			Asset-Backed Securities
Balance as of 8/31/16	$	– 0	–	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		4,526			97			(38)
Realized gain (loss)		21			423			260
Change in unrealized appreciation/depreciation		(3,792)			9,490			12,543
Purchases/Payups		270,046			846,882			536,393
Sales/Paydowns		(928)			(70,962)			(6,126)
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 5/31/17		$269,873			$785,930			$543,032

Net change in unrealized appreciation/depreciation from investments held as of 5/31/17		$318			$9,490			$12,543

	Preferred Stocks			Collateralized Loan Obligations			Warrants(a)
Balance as of 8/31/16	$	– 0	–	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		31			– 0	–
Realized gain (loss)		– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(8,718)			(30)			(26,395)
Purchases/Payups		219,087			419,558			27,869
Sales/Paydowns		– 0	–		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 5/31/17		$210,369			$419,559			$1,474

Net change in unrealized appreciation/depreciation from investments held as of 5/31/17		$(8,718)			$(30)			$(26,395)

	Total
Balance as of 8/31/16	$	– 0	–
Accrued discounts/(premiums)		5,298
Realized gain (loss)		704
Change in unrealized appreciation/depreciation		(7,537)
Purchases/Payups		3,124,923
Sales/Paydowns		(78,016)
Transfers in to Level 3		– 0	–
Transfers out of Level 3		– 0	–

Balance as of 5/31/17		$3,045,372

Net change in unrealized appreciation/depreciation from investments held as of 5/31/17		$(3,427)

(a)	The Strategy held securities with zero market value at period end.

As of May 31, 2017, securities were priced i) by third party vendors, or ii) at cost.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Strategy managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Strategy’s transactions of investments in affiliated issuers for the quarter ended May 31, 2017 is as follows:

Distributions
Affiliated Issuer	Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 5/31/17 (000)	Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$	– 0	–	$43,561	$43,565	$4	$	– 0	–	$	– 0	–	$	– 0	–	$	– 0	–
AB Multi-Manager Alternative Strategies Fund	83,191	783	86,239	1,512	753	– 0	–	772	– 0	–
AB Pooling Portfolio - AB Bond Inflation Protection Portfolio	77,836	4,443	79,078	(8,787)	5,586	– 0	–	4,198	– 0	–
AB Pooling Portfolio - AB Global Core Bond Portfolio	192,074	8,607	191,999	3,675	(12,357)	– 0	–	3,533	2,339
AB Pooling Portfolio - AB International Growth Portfolio	78,069	5,071	80,354	(2,309)	(477)	– 0	–	3,077	– 0	–
AB Pooling Portfolio - AB International Value Portfolio	78,384	1,296	84,432	11,244	(6,492)	– 0	–	1,296	– 0	–
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	45,901	1,156	48,688	(1,875)	3,506	– 0	–	1,156	– 0	–
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	23,414	2,581	25,850	(2,135)	1,990	– 0	–	224	2,357
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	23,476	3,083	26,802	7,848	(7,605)	– 0	–	246	2,836
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	98,257	16,777	106,497	(7,188)	(1,349)	– 0	–	365	16,412
AB Pooling Portfolio - AB U.S. Value Portfolio	98,808	1,232	110,011	47,051	(37,080)	– 0	–	1,127	– 0	–
AB Pooling Portfolio - AB Volatility Management Portfolio	171,104	33,949	184,884	(9,830)	(10,339)	– 0	–	12,910	21,028

A summary of the Strategy’s transactions of investments in affiliated issuers for the quarter ended May 31, 2017 is as follows:

Affiliated Issuer	Market Value 8/31/16 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/17 (000)
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB	$	– 0	–	$226,812	$146,576	$121,743

AB Conservative Wealth Strategy

Portfolio of Investments

May 31, 2017 (unaudited)

Company	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 22.1%
Australia - 0.3%
Australia Government Bond
Series 128
5.75%, 7/15/22 (a)	AUD 296	$ 260,736
Series 142
4.25%, 4/21/26 (a)	530	453,732

		714,468

Belgium - 0.6%
Kingdom of Belgium Government Bond
Series 31
5.50%, 3/28/28	EUR 299	508,250
Series 72
2.60%, 6/22/24 (a)	262	345,389
Series 75
1.00%, 6/22/31 (a)	146	162,975
Series 81
0.80%, 6/22/27 (a)	357	406,326

		1,422,940

Canada - 0.0%
Canadian Government Bond
2.75%, 12/01/48	CAD 140	120,428

France - 0.7%
French Republic Government Bond OAT
2.50%, 5/25/30 (a)	EUR 511	677,864
3.25%, 5/25/45 (a)	211	316,683
3.50%, 4/25/26 (a)	545	771,618

		1,766,165

Germany - 0.3%
Bundesrepublik Deutschland
Zero Coupon, 8/15/26 (a)	55	60,387
2.50%, 7/04/44-8/15/46 (a)	406	606,507

		666,894

Italy - 1.2%
Italy Buoni Poliennali Del Tesoro 1.35%, 4/15/22	1,514	1,737,930
3.75%, 5/01/21	247	311,970
4.50%, 5/01/23	158	210,488
5.50%, 11/01/22	498	689,120

		2,949,508

Japan - 1.4%
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29	JPY 148,000	1,647,364
Series 143
1.60%, 3/20/33	77,550	834,172
Series 150
1.40%, 9/20/34	105,450	1,103,840

		3,585,376

Company	Principal Amount (000)	U.S. $ Value
Malaysia - 0.1%
Malaysia Government Bond
Series 0511
3.58%, 9/28/18	MYR 1,290	302,599

Mexico - 0.7%
Mexican Bonos
Series M
6.50%, 6/10/21	MXN 4,948	258,239
7.75%, 11/13/42	5,032	274,236
8.00%, 6/11/20	16,080	878,347
Series M 20
10.00%, 12/05/24	4,104	254,256

		1,665,078

Netherlands - 0.0%
Netherlands Government Bond
0.50%, 7/15/26 (a)	EUR 86	98,223

New Zealand - 0.3%
New Zealand Government Bond
Series 423
5.50%, 4/15/23 (a)	NZD 782	644,999

Poland - 0.4%
Republic of Poland Government Bond
Series 725
3.25%, 7/25/25	PLN 1,236	337,224
Series 727
2.50%, 7/25/27	2,805	706,866

		1,044,090

Russia - 0.1%
Russian Federal Bond - OFZ
Series 6214
6.40%, 5/27/20	RUB 11,236	190,002

Singapore - 0.0%
Singapore Government Bond
3.375%, 9/01/33	SGD 73	60,262

South Africa - 0.3%
Republic of South Africa Government Bond
Series 2048
8.75%, 2/28/48	ZAR 4,377	303,138
Series R186
10.50%, 12/21/26	4,058	347,325
Series R213
7.00%, 2/28/31	1,745	111,054

		761,517

Spain - 0.3%
Spain Government Bond
1.30%, 10/31/26 (a)	EUR 503	558,818

Company	Principal Amount (000)	U.S. $ Value
2.90%, 10/31/46 (a)	EUR 36	40,667
4.70%, 7/30/41 (a)	84	128,367

		727,852

Sweden - 0.6%
Sweden Government Bond
Series 1054
3.50%, 6/01/22	SEK 11,460	1,561,012

United Kingdom - 1.3%
United Kingdom Gilt
1.50%, 7/22/26 (a)	GBP 547	736,428
2.00%, 9/07/25 (a)	538	756,824
2.50%, 7/22/65 (a)	47	80,139
3.50%, 7/22/68 (a)	37	79,609
4.25%, 12/07/40 (a)	83	160,077
4.50%, 12/07/42 (a)	389	788,548
4.75%, 12/07/30 (a)	277	509,605

		3,111,230

United States - 13.5%
U.S. Treasury Bonds
3.00%, 11/15/45	$ 750	770,053
3.625%, 8/15/43	55	63,130
4.625%, 2/15/40	683	901,723
5.375%, 2/15/31	438	594,585
6.25%, 5/15/30	49	71,074
U.S. Treasury Notes
0.625%, 6/30/18	4,760	4,730,994
0.875%, 3/31/18-5/15/19	8,597	8,560,635
1.125%, 1/31/19-7/31/21	6,039	5,981,041
1.25%, 3/31/21	1,619	1,596,949
1.375%, 6/30/18-2/15/20	6,783	6,791,530
1.625%, 6/30/20-5/15/26	1,133	1,122,669
2.00%, 11/15/26	1,226	1,205,798
2.125%, 6/30/21	864	880,032
2.25%, 2/15/27	270	271,012

		33,541,225

Total Governments - Treasuries (cost $54,100,109)		54,933,868

	Shares
COMMON STOCKS - 19.3%
Information Technology - 4.5%
Communications Equipment - 0.2%
Arista Networks, Inc. (b)	755	111,272
Cisco Systems, Inc.	3,832	120,823
Infinera Corp. (b)	1,172	11,392
Lumentum Holdings, Inc. (b)	369	21,051
NETGEAR, Inc. (b)	262	10,991
Nokia Oyj	24,588	155,668
Nokia Oyj (Sponsored ADR) - Class A	24,680	155,977

Company	Shares	U.S. $ Value
Palo Alto Networks, Inc. (b)	427	50,638

		637,812

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. - Class A	1,099	81,985
Anixter International, Inc. (b)	328	24,764
Avnet, Inc.	563	20,651
CDW Corp./DE	383	23,049
Coherent, Inc. (b)	86	21,341
Corning, Inc.	1,180	34,338
Keyence Corp.	400	181,509
VeriFone Systems, Inc. (b)	1,148	20,997
Vishay Intertechnology, Inc.	1,047	17,118

		425,752

Internet Software & Services - 1.2%
2U, Inc. (b)	558	23,855
Alibaba Group Holding Ltd. (ADR) (b)	2,372	290,475
Alphabet, Inc. - Class A (b)	118	116,477
Alphabet, Inc. - Class C (b)	972	937,844
CoStar Group, Inc. (b)	127	33,219
Criteo SA (Sponsored ADR) (b)	1,967	103,130
Facebook, Inc. - Class A (b)	5,778	875,136
GrubHub, Inc.(b)	575	24,995
LogMeIn, Inc.	270	29,970
NetEase, Inc. (ADR)	180	51,261
Pandora Media, Inc. (b)	1,298	11,552
Tencent Holdings Ltd.	8,200	281,812
Trade Desk, Inc. (The) - Class A(b)	483	26,565
Wix.com Ltd. (b)	212	15,624
Yahoo Japan Corp.	31,700	142,290

		2,964,205

IT Services - 0.6%
Amdocs Ltd.	457	29,604
Automatic Data Processing, Inc.	1,200	122,844
Booz Allen Hamilton Holding Corp.	3,951	155,828
Cognizant Technology Solutions Corp. - Class A	1,996	133,552
Convergys Corp.	559	13,589
Fiserv, Inc. (b)	1,988	249,057
Genpact Ltd.	961	26,255
Vantiv, Inc. - Class A (b)	2,132	133,719
Visa, Inc. - Class A	7,195	685,180

		1,549,628

Semiconductors & Semiconductor Equipment - 0.8%
Applied Materials, Inc.	372	17,067
ASML Holding NV	1,022	134,933
Cypress Semiconductor Corp.	1,929	26,987
Infineon Technologies AG	3,017	66,810
Integrated Device Technology, Inc. (b)	748	19,134
Intel Corp.	8,785	317,226
Mellanox Technologies Ltd. (b)	278	13,205
Microsemi Corp. (b)	305	14,979

Company	Shares	U.S. $ Value
NVIDIA Corp.	1,129	162,971
ON Semiconductor Corp. (b)	739	11,440
Qorvo, Inc. (b)	271	21,124
SCREEN Holdings Co., Ltd.	1,000	72,701
SK Hynix, Inc. (GDR)	3,418	173,805
Sumco Corp.	7,000	115,372
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	7,012	247,944
Texas Instruments, Inc.	1,452	119,776
Tokyo Electron Ltd.	500	71,566
Xilinx, Inc.	6,530	435,616

		2,042,656

Software - 0.8%
8x8, Inc. (b)	494	6,743
Adobe Systems, Inc. (b)	2,878	408,273
Aspen Technology, Inc. (b)	369	22,568
Constellation Software, Inc./Canada	651	336,664
CyberArk Software Ltd. (b)	384	18,820
Dassault Systemes SE	1,269	117,014
Electronic Arts, Inc. (b)	2,326	263,606
Ellie Mae, Inc. (b)	223	24,432
Guidewire Software, Inc. (b)	278	18,465
HubSpot, Inc. (b)	294	21,197
Nintendo Co., Ltd.	400	121,266
Oracle Corp.	7,635	346,553
ServiceNow, Inc. (b)	875	91,569
Splunk, Inc. (b)	396	24,251
Take-Two Interactive Software, Inc. (b)	369	28,317
Tyler Technologies, Inc. (b)	198	33,834
Ultimate Software Group, Inc. (The) (b)	95	20,970
Verint Systems, Inc. (b)	642	26,386

		1,930,928

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	3,870	591,181
Hewlett Packard Enterprise Co.	6,483	121,945
HP, Inc.	9,436	177,019
NCR Corp. (b)	1,345	51,823
Samsung Electronics Co., Ltd. (GDR) (a)	619	616,521
Samsung Electronics Co., Ltd. (Preference Shares)	10	15,580
Xerox Corp.	16,260	114,958

		1,689,027

		11,240,008

Financials - 3.2%
Banks - 1.7%
Associated Banc-Corp.	878	20,940
Australia & New Zealand Banking Group Ltd.	6,361	132,200
Bank of America Corp.	20,443	458,128
Bank of Montreal	684	45,911
Bank of Queensland Ltd.	9,929	82,289
Barclays PLC	34,537	93,483

Company	Shares	U.S. $ Value
BB&T Corp.	706	29,405
BNP Paribas SA	4,653	328,503
BOC Hong Kong Holdings Ltd.	26,500	119,557
Citigroup, Inc.	2,985	180,712
Citizens Financial Group, Inc.	366	12,481
Comerica, Inc.	2,161	148,158
Danske Bank A/S	2,845	106,534
DNB ASA	5,935	100,649
Erste Group Bank AG (b)	2,860	103,871
Fifth Third Bancorp	1,180	28,013
First Republic Bank/CA	275	25,328
Fulton Financial Corp.	1,133	19,828
Hana Financial Group, Inc.	1,870	68,397
HDFC Bank Ltd. (ADR)	1,477	129,681
HSBC Holdings PLC	9,778	85,141
Huntington Bancshares, Inc./OH	2,348	29,444
ING Groep NV	8,274	138,869
Intesa Sanpaolo SpA	20,831	59,738
Itau Unibanco Holding SA (Preference Shares)	5,700	62,620
JPMorgan Chase & Co.	4,201	345,112
KB Financial Group, Inc. (ADR)	1,690	80,207
Mitsubishi UFJ Financial Group, Inc.	22,100	137,137
PNC Financial Services Group, Inc. (The)	670	79,529
Royal Bank of Canada	720	49,766
Sberbank of Russia PJSC (Sponsored ADR)	10,977	122,833
Shinhan Financial Group Co., Ltd. (ADR)	1,190	52,634
Signature Bank/New York NY (b)	190	27,174
SunTrust Banks, Inc.	752	40,134
SVB Financial Group (b)	186	31,713
Synovus Financial Corp.	546	22,320
Texas Capital Bancshares, Inc. (b)	250	18,350
Toronto-Dominion Bank (The)	1,838	87,624
US Bancorp	1,389	70,686
Webster Financial Corp.	499	24,311
Wells Fargo & Co.	7,681	392,806
Zions Bancorporation	677	27,127

		4,219,343

Capital Markets - 0.4%
Affiliated Managers Group, Inc.	150	23,078
Amundi SA (a)	751	51,310
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	10,700	60,908
Credit Suisse Group AG (REG) (b)	9,762	133,314
Franklin Resources, Inc.	430	17,970
Goldman Sachs Group, Inc. (The)	491	103,729
Lazard Ltd. - Class A	581	25,855
MarketAxess Holdings, Inc.	299	56,983
Morgan Stanley	1,654	69,038
Partners Group Holding AG	364	223,175
S&P Global, Inc.	450	64,264
Stifel Financial Corp. (b)	402	17,137
Thomson Reuters Corp.	434	18,948
UBS Group AG (b)	15,781	251,526

		1,117,235

Consumer Finance - 0.2%
American Express Co.	331	25,467

Company	Shares	U.S. $ Value
Capital One Financial Corp.	1,819	139,917
Discover Financial Services	355	20,839
Hitachi Capital Corp.	2,500	58,012
OneMain Holdings, Inc. (b)	3,017	68,064
Synchrony Financial	6,770	181,774

		494,073

Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. - Class B (b)	926	153,049
GRENKE AG	309	66,642
Haci Omer Sabanci Holding AS	15,340	46,498

		266,189

Insurance - 0.8%
Admiral Group PLC	3,339	87,712
AIA Group Ltd.	50,200	355,192
Allstate Corp. (The)	1,956	168,881
American Financial Group, Inc./OH	315	31,453
American International Group, Inc.	4,324	275,136
First American Financial Corp.	3,171	138,002
FNF Group	3,772	160,725
Hanover Insurance Group, Inc. (The)	139	11,591
Hartford Financial Services Group, Inc. (The)	684	33,783
Lincoln National Corp.	1,211	78,691
Loews Corp.	377	17,779
Principal Financial Group, Inc.	319	20,068
Prudential Financial, Inc.	591	61,966
Prudential PLC	14,230	319,270
Reinsurance Group of America, Inc. - Class A	220	27,392
Selective Insurance Group, Inc.	326	16,659
Suncorp Group Ltd.	5,737	59,025
Validus Holdings Ltd.	387	20,666

		1,883,991

Thrifts & Mortgage Finance - 0.0%
Essent Group Ltd. (b)	2,533	91,872

		8,072,703

Health Care - 2.4%
Biotechnology - 0.2%
Alder Biopharmaceuticals, Inc. (b)	329	5,067
Avexis, Inc. (b)	100	7,075
BeiGene Ltd. (ADR) (b)	6	221
Biogen, Inc. (b)	1,318	326,561
Biohaven Pharmaceutical Holding Co., Ltd. (b)	37	933
Blueprint Medicines Corp. (b)	231	8,288
China Biologic Products, Inc. (b)	230	26,174
Clovis Oncology, Inc. (b)	203	10,487
DBV Technologies SA (Sponsored ADR) (b)	252	8,366
Gilead Sciences, Inc.	1,824	118,359
Grifols SA (ADR)	3,342	71,719
Loxo Oncology, Inc. (b)	210	9,586
Neurocrine Biosciences, Inc. (b)	263	11,433
Prothena Corp. PLC (b)	186	9,488
Sage Therapeutics, Inc. (b)	136	8,991

Company	Shares	U.S. $ Value
TESARO, Inc. (b)	79	11,795
Ultragenyx Pharmaceutical, Inc. (b)	133	7,162

		641,705

Health Care Equipment & Supplies - 0.7%
Align Technology, Inc. (b)	1,001	145,345
Baxter International, Inc.	529	31,375
Danaher Corp.	2,498	212,180
DENTSPLY SIRONA, Inc.	219	13,911
DexCom, Inc. (b)	326	21,790
Edwards Lifesciences Corp. (b)	4,038	464,653
Essilor International SA	1,777	236,232
Glaukos Corp. (b)	370	15,063
Intuitive Surgical, Inc. (b)	479	438,132
Nevro Corp. (b)	259	17,827
Penumbra, Inc. (b)	251	20,795
Sartorius AG (Preference Shares)	817	83,380

		1,700,683

Health Care Providers & Services - 0.5%
Aetna, Inc.	951	137,762
Cigna Corp.	1,126	181,545
LifePoint Health, Inc. (b)	425	25,840
McKesson Corp.	918	149,717
Molina Healthcare, Inc. (b)	356	22,987
Quest Diagnostics, Inc.	866	94,195
Teladoc, Inc. (b)	721	22,062
UnitedHealth Group, Inc.	2,913	510,299
VCA, Inc. (b)	729	67,163
WellCare Health Plans, Inc. (b)	148	25,426

		1,236,996

Health Care Technology - 0.1%
Cerner Corp. (b)	2,800	182,980

Life Sciences Tools & Services - 0.2%
Eurofins Scientific SE	665	352,672
ICON PLC (b)	568	53,449
Mettler-Toledo International, Inc. (b)	160	93,250

		499,371

Pharmaceuticals - 0.7%
Akorn, Inc. (b)	370	12,310
GW Pharmaceuticals PLC (ADR) (b)	83	8,185
Johnson & Johnson	2,597	333,065
Mallinckrodt PLC (b)	3,257	140,474
Medicines Co. (The) (b)	262	10,420
Merck & Co., Inc.	1,648	107,301
Novartis AG (REG)	730	59,740
Pfizer, Inc.	2,524	82,408
Roche Holding AG	895	245,721
Sanofi	1,858	184,042
Shire PLC	3,913	225,359
Teva Pharmaceutical Industries Ltd.	460	13,214

Company	Shares	U.S. $ Value
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	7,630	212,572
Zoetis, Inc.	3,129	194,874

		1,829,685

		6,091,420

Consumer Discretionary - 2.4%
Auto Components - 0.3%
Cooper-Standard Holdings, Inc. (b)	114	12,313
Dana, Inc.	1,211	25,576
Faurecia	1,730	91,173
Hankook Tire Co., Ltd.	1,280	69,636
Lear Corp.	904	134,733
Magna International, Inc. - Class A	5,331	238,775
Sumitomo Electric Industries Ltd.	4,200	66,552
Tenneco, Inc.	273	15,520
Valeo SA	1,261	87,996

		742,274

Automobiles - 0.2%
General Motors Co.	1,765	59,886
Honda Motor Co., Ltd.	4,200	117,664
Peugeot SA	6,129	121,200
Tata Motors Ltd. (Sponsored ADR)	1,990	73,292
Toyota Motor Corp.	900	48,298

		420,340

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (b)	393	30,151
Grand Canyon Education, Inc. (b)	420	32,928
Kroton Educacional SA	10,000	44,809
Sotheby’s (b)	506	26,611
Tarena International, Inc. (ADR) (b)	2,199	37,669

		172,168

Hotels, Restaurants & Leisure - 0.2%
Bloomin’ Brands, Inc.	1,166	23,355
Brinker International, Inc.	534	20,949
Buffalo Wild Wings, Inc. (b)	136	19,543
Dave & Buster’s Entertainment, Inc. (b)	362	24,145
IMAX China Holding, Inc. (a)(b)	11,400	49,659
Panera Bread Co. - Class A (b)	19	5,975
Planet Fitness, Inc.	1,598	34,916
Sodexo SA	426	58,141
Starbucks Corp.	4,560	290,062
Vail Resorts, Inc.	175	37,433

		564,178

Household Durables - 0.1%
CalAtlantic Group, Inc.	668	24,075
Panasonic Corp.	8,700	111,563
PulteGroup, Inc.	649	14,713

		150,351

Company	Shares	U.S. $ Value
Internet & Direct Marketing Retail - 0.1%
Ctrip.com International Ltd. (ADR) (b)	1,152	62,957
Expedia, Inc.	111	15,959
Priceline Group, Inc. (The) (b)	100	187,709

		266,625

Media - 0.5%
CBS Corp. - Class B	1,095	66,915
Comcast Corp. - Class A	12,048	502,281
CTS Eventim AG & Co. KGaA	3,825	166,514
IMAX Corp. (b)	831	20,817
Naspers Ltd. - Class N	569	117,908
Regal Entertainment Group - Class A	2,858	59,447
Scholastic Corp.	366	15,566
Scripps Networks Interactive, Inc. - Class A	887	58,737
Walt Disney Co. (The)	2,180	235,309

		1,243,494

Multiline Retail - 0.1%
Dollar Tree, Inc. (b)	2,550	198,135
Ollie’s Bargain Outlet Holdings, Inc. (b)	662	27,241
Target Corp.	703	38,771

		264,147

Specialty Retail - 0.6%
ABC-Mart, Inc.	2,300	134,387
Burlington Stores, Inc. (b)	1,191	116,539
Caleres, Inc.	678	18,537
Children’s Place, Inc. (The)	125	13,525
Five Below, Inc. (b)	621	31,857
Floor & Decor Holdings, Inc. - Class A (b)	330	12,774
Foot Locker, Inc.	818	48,597
Home Depot, Inc. (The)	3,369	517,175
Lithia Motors, Inc. - Class A	297	26,983
Michaels Cos., Inc. (The) (b)	5,975	115,497
O’Reilly Automotive, Inc. (b)	321	77,708
TJX Cos., Inc. (The)	3,456	259,926
Ulta Salon Cosmetics & Fragrance, Inc. (b)	386	117,668

		1,491,173

Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. (b)	1,569	10,716
HUGO BOSS AG	1,054	79,454
Kering	183	60,552
NIKE, Inc. - Class B	7,326	388,205
Samsonite International SA	21,600	86,722

		625,649

		5,940,399

Consumer Staples - 1.8%
Beverages - 0.3%
Asahi Group Holdings Ltd.	900	35,908
Constellation Brands, Inc. - Class A	1,029	188,050
Cott Corp.	440	5,804

Company	Shares	U.S. $ Value
Monster Beverage Corp. (b)	6,181	312,511
PepsiCo, Inc.	1,394	162,917

		705,190

Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	1,435	258,917
Koninklijke Ahold Delhaize NV	9,732	214,797
Kroger Co. (The)	6,010	178,978
Lenta Ltd. (GDR)(a) (b)	14,675	90,251
Loblaw Cos., Ltd.	778	43,973
Sugi Holdings Co., Ltd.	500	26,636
Tesco PLC (b)	25,477	60,395
Wal-Mart Stores, Inc.	1,637	128,668
X5 Retail Group NV (GDR) (a) (b)	1,273	46,083

		1,048,698

Food Products - 0.2%
Archer-Daniels-Midland Co.	910	37,838
BRF SA	4,300	57,564
Gruma SAB de CV - Class B	4,956	64,487
Ingredion, Inc.	96	10,953
Orkla ASA	8,315	83,197
Tyson Foods, Inc. - Class A	1,152	66,056
WH Group Ltd. (a)	76,500	71,667

		391,762

Household Products - 0.2%
Henkel AG & Co. KGaA (Preference Shares)	770	108,145
Procter & Gamble Co. (The)	2,698	237,667
Reckitt Benckiser Group PLC	1,095	112,308

		458,120

Personal Products - 0.1%
Amorepacific Corp.	120	36,758
LG Household & Health Care Ltd.	120	105,237
Unilever PLC	2,333	130,062

		272,057

Tobacco - 0.6%
Altria Group, Inc.	1,882	141,978
British American Tobacco PLC	8,541	611,045
Imperial Brands PLC	1,451	67,896
Japan Tobacco, Inc.	11,700	439,696
Philip Morris International, Inc.	2,431	291,234

		1,551,849

		4,427,676

Industrials - 1.7%
Aerospace & Defense - 0.3%
Airbus SE	1,854	152,474
BAE Systems PLC	8,347	71,847
Esterline Technologies Corp. (b)	205	19,977
Hexcel Corp.	1,996	102,655
L3 Technologies, Inc.	1,244	209,726
TransDigm Group, Inc.	100	26,808

Company	Shares	U.S. $ Value
United Technologies Corp.	908	110,122

		693,609

Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings, Inc. (b)	338	16,461
Expeditors International of Washington, Inc.	435	23,220

		39,681

Airlines - 0.2%
Air Canada (b)	4,908	64,672
International Consolidated Airlines Group SA	14,023	109,365
Japan Airlines Co., Ltd.	4,400	128,984
JetBlue Airways Corp. (b)	5,072	113,714
Qantas Airways Ltd.	35,473	132,141
SkyWest, Inc.	626	21,472
United Continental Holdings, Inc. (b)	448	35,692

		606,040

Building Products - 0.1%
Allegion PLC	792	62,275
AO Smith Corp.	2,687	147,435
Lennox International, Inc.	189	33,472

		243,182

Commercial Services & Supplies - 0.1%
ABM Industries, Inc.	335	14,418
Advanced Disposal Services, Inc. (b)	727	16,954
Babcock International Group PLC	5,320	64,014
Copart, Inc. (b)	902	28,133
IWG PLC	16,110	68,956
Steelcase, Inc. - Class A	840	14,070

		206,545

Construction & Engineering - 0.1%
AECOM (b)	687	22,060
Dycom Industries, Inc. (b)	218	18,354
Quanta Services, Inc. (b)	1,704	52,244
Tutor Perini Corp. (b)	681	17,672

		110,330

Electrical Equipment - 0.1%
AMETEK, Inc.	405	24,713
Eaton Corp. PLC	2,453	189,813
Emerson Electric Co.	641	37,896
EnerSys	264	19,552
Regal Beloit Corp.	324	25,661

		297,635

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.	248	25,130
General Electric Co.	2,580	70,640
Roper Technologies, Inc.	984	223,565

		319,335

Company	Shares	U.S. $ Value
Machinery - 0.4%
Cummins, Inc.	397	62,607
Deere & Co.	316	38,697
FANUC Corp.	300	59,053
Gardner Denver Holdings, Inc. (b)	1,062	24,352
IDEX Corp.	1,062	115,195
IHI Corp. (b)	31,000	116,534
Ingersoll-Rand PLC	1,033	92,557
Kennametal, Inc.	348	13,388
Lincoln Electric Holdings, Inc.	329	29,406
Middleby Corp. (The) (b)	208	26,699
Nordson Corp.	275	31,867
Oshkosh Corp.	1,973	124,536
Snap-on, Inc.	452	73,070
SPX FLOW, Inc. (b)	660	24,638
Terex Corp.	752	24,650
WABCO Holdings, Inc. (b)	452	55,063

		912,312

Professional Services - 0.1%
Teleperformance	1,515	198,155

Road & Rail - 0.1%
Canadian National Railway Co. (Toronto)	529	41,013
CSX Corp.	1,139	61,700
Genesee & Wyoming, Inc. - Class A (b)	315	20,632
Ryder System, Inc.	229	15,210
Union Pacific Corp.	1,065	117,469
Werner Enterprises, Inc.	715	19,484

		275,508

Trading Companies & Distributors - 0.1%
BOC Aviation Ltd. (a)	9,400	48,356
Brenntag AG	1,147	66,549
MSC Industrial Direct Co., Inc. - Class A	260	21,825
SiteOne Landscape Supply, Inc. (b)	280	14,890
United Rentals, Inc. (b)	737	80,134
Watsco, Inc.	136	19,192

		250,946

		4,153,278

Energy - 1.3%
Energy Equipment & Services - 0.1%
Helmerich & Payne, Inc.	278	14,639
RPC, Inc.	1,305	24,521
Schlumberger Ltd.	3,411	237,371
Superior Energy Services, Inc. (b)	1,330	13,792
Petrofac Ltd.	3,347	16,434
Helix Energy Solutions Group, Inc. (b)	820	4,084
Oil States International, Inc. (b)	478	13,982

		324,823

Oil, Gas & Consumable Fuels - 1.2%
Canadian Natural Resources Ltd.	4,487	129,495
Canadian Natural Resources Ltd. (Toronto)	2,591	74,689

Company	Shares	U.S. $ Value
Chevron Corp.	502	51,947
Hess Corp.	3,060	140,424
HollyFrontier Corp.	630	15,057
Marathon Petroleum Corp.	3,371	175,427
EOG Resources, Inc.	2,645	238,870
Exxon Mobil Corp.	3,124	251,482
Devon Energy Corp.	3,734	126,881
PetroChina Co., Ltd. - Class H	100,000	66,499
QEP Resources, Inc. (b)	8,179	81,790
SRC Energy, Inc. (b)	2,749	18,913
Valero Energy Corp.	628	38,603
YPF SA (Sponsored ADR)	4,129	101,821
CNOOC Ltd.	40,000	45,415
Royal Dutch Shell PLC - Class A	21,890	595,170
Novatek PJSC (Sponsored GDR) (a)	1,063	119,916
TOTAL SA	5,086	268,683
JXTG Holdings, Inc.	26,400	115,155
Oasis Petroleum, Inc. (b)	1,470	14,347
PDC Energy, Inc. (b)	279	13,855
LUKOIL PJSC (Sponsored ADR)	2,893	139,587
Parsley Energy, Inc. - Class A (b)	529	15,685
SM Energy Co.	963	16,342

		3,180,876

Materials - 0.8%
Chemicals - 0.3%
Air Water, Inc.	3,800	68,437
Arkema SA	987	103,208
CF Industries Holdings, Inc.	4,154	111,743
Ecolab, Inc.	974	129,386
Huntsman Corp.	629	15,033
Incitec Pivot Ltd.	22,753	57,868
Ingevity Corp. (b)	256	15,122
Johnson Matthey PLC	1,527	61,354
LG Chem Ltd.	190	51,227
LyondellBasell Industries NV - Class A	993	79,956
Mosaic Co. (The)	425	9,618
Nippon Shokubai Co., Ltd.	1,100	67,235
PolyOne Corp.	684	25,541
Trinseo SA	344	22,171

		817,899

Construction Materials - 0.1%
Anhui Conch Cement Co., Ltd. - Class H	18,500	61,287
Buzzi Unicem SpA	2,264	58,783
Martin Marietta Materials, Inc.	115	25,772

		145,842

Containers & Packaging - 0.0%
Graphic Packaging Holding Co.	2,026	27,371
WestRock Co.	298	16,217

		43,588

Metals & Mining - 0.4%
BHP Billiton PLC	8,743	132,115
BlueScope Steel Ltd.	3,259	27,828
Boliden AB	2,535	69,304

Company	Shares	U.S. $ Value
Gerdau SA (Preference Shares)	30,800	90,802
Glencore PLC (b)	81,257	299,309
Goldcorp, Inc.	2,561	34,827
MMC Norilsk Nickel PJSC (ADR) (London)	5,467	76,079
Newmont Mining Corp.	715	24,417
POSCO (ADR)	920	57,850
Vedanta Ltd. (ADR)	3,200	47,424

		859,955

Paper & Forest Products - 0.0%
Mondi PLC	2,988	78,111

		1,945,395

Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	4,930	189,953
BT Group PLC	55,045	218,719
China Unicom Hong Kong Ltd. (b)	112,000	160,820
Nippon Telegraph & Telephone Corp.	5,500	264,504
TDC A/S	12,073	72,016
Tower Bersama Infrastructure Tbk PT	61,500	26,595
Vonage Holdings Corp. (b)	2,378	16,432

		949,039

Wireless Telecommunication Services - 0.2%
SoftBank Group Corp.	2,400	194,858
T-Mobile US, Inc. (b)	2,101	141,649
Vodafone Group PLC	63,767	190,432

		526,939

		1,475,978

Utilities - 0.4%
Electric Utilities - 0.3%
American Electric Power Co., Inc.	2,435	174,784
Edison International	1,589	129,615
EDP - Energias de Portugal SA	16,777	61,728
Enel SpA	13,564	72,613
PG&E Corp.	675	46,156
PNM Resources, Inc.	675	25,988
Portland General Electric Co.	2,646	125,262

		636,146

Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	147	11,697

Multi-Utilities - 0.1%
DTE Energy Co.	239	26,175
NiSource, Inc.	5,572	145,262
NorthWestern Corp.	286	17,720
Public Service Enterprise Group, Inc.	793	35,614
WEC Energy Group, Inc.	422	26,485

		251,256

Water Utilities - 0.0%
Pennon Group PLC	4,277	50,771

Company	Shares	U.S. $ Value
		949,870

Real Estate - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Education Realty Trust, Inc.	639	24,480
Empire State Realty Trust, Inc. - Class A	783	16,287
Gramercy Property Trust	1,055	31,175
Mid-America Apartment Communities, Inc.	1,120	114,173

		186,115

Real Estate Management & Development - 0.1%
Ayala Land, Inc.	107,100	84,753
Daito Trust Construction Co., Ltd.	1,100	173,491
Global Logistic Properties Ltd.	16,200	33,955
LendLease Group	7,560	91,640
Wharf Holdings Ltd. (The)	8,000	67,962

		451,801

		637,916

Total Common Stocks (cost $46,258,109)		48,115,519

INVESTMENT COMPANIES - 19.2%
Funds and Investment Trusts - 19.2% (c)
AB All Market Real Return Portfolio - Class Z	449,728	3,732,744
AB Multi-Manager Alternative Strategies Fund - Class Z	1,530,855	14,956,449
AB Pooling Portfolio - AB Volatility Management Portfolio	2,958,605	28,728,057
iShares MSCI India ETF	14,493	471,747

Total Investment Companies (cost $48,890,799)		47,888,997

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 12.2%
Japan - 0.6%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY 168,400	1,602,651

New Zealand - 0.1%
New Zealand Government Bond
Series 0925
2.00%, 9/20/25 (a)	NZD 195	143,544

United States - 11.5%
U.S. Treasury Inflation Index
0.125%, 4/15/19-7/15/24 (TIPS)	$12,368	12,434,198
0.25%, 1/15/25 (TIPS)	2,610	2,598,169
0.375%, 7/15/23-7/15/25 (TIPS)	4,198	4,243,590
0.625%, 7/15/21-1/15/24 (TIPS)	3,614	3,727,152
1.125%, 1/15/21 (TIPS)	1,133	1,187,795
1.375%, 1/15/20 (TIPS)	1,453	1,518,600
2.00%, 1/15/26 (TIPS)	720	818,992
2.375%, 1/15/25-1/15/27 (TIPS)	1,603	1,891,561

Company	Principal Amount (000)	U.S. $ Value
U.S. Treasury Notes
0.125%, 7/15/26 (TIPS)	$ 239	234,459

		28,654,516

Total Inflation-Linked Securities (cost $30,372,252)		30,400,711

CORPORATES - INVESTMENT GRADE - 10.4%
Financial Institutions - 6.0%
Banking - 5.2%
ABN AMRO Bank NV
2.50%, 10/30/18 (a)	384	387,226
American Express Credit Corp.
0.625%, 11/22/21	EUR 112	127,153
1.80%, 7/31/18	$ 217	217,291
2.125%, 3/18/19	200	201,158
Bank of America Corp.
3.824%, 1/20/28	156	158,719
4.20%, 8/26/24	111	115,491
Bank of America NA
1.65%, 3/26/18	250	250,253
Bank of Montreal
1.35%, 8/28/18	315	313,847
Barclays Bank PLC
Series E
6.625%, 3/30/22 (a)	EUR 83	117,403
Barclays PLC
2.00%, 3/16/18	$ 217	217,232
3.684%, 1/10/23	200	205,516
BB&T Corp.
2.25%, 2/01/19	240	241,898
BNP Paribas SA
2.375%, 9/14/17-5/21/20	631	633,541
Citigroup, Inc.
1.892% (LIBOR 3 Month + 0.70%), 11/24/17 (d)	223	223,535
Compass Bank
5.50%, 4/01/20	207	218,985
Cooperatieve Rabobank UA
4.375%, 8/04/25	250	262,850
Credit Agricole SA/London
3.00%, 10/01/17 (a)	352	353,383
Credit Suisse Group Funding Guernsey Ltd.
Series E
1.25%, 4/14/22 (a)	EUR 150	172,612
Fifth Third Bancorp
2.30%, 3/01/19	$ 94	94,573
Goldman Sachs Group, Inc. (The)
2.313% (LIBOR 3 Month + 1.16%), 4/23/20 (d)	216	219,553
2.75%, 9/15/20	207	209,662
Series E
1.625%, 7/27/26 (a)	EUR 157	175,849
Series G
7.50%, 2/15/19	$ 237	258,444

Company	Principal Amount (000)	U.S. $ Value
HSBC USA, Inc.
1.70%, 3/05/18	$ 219	219,201
ING Bank NV
2.50%, 10/01/19 (a)	250	252,095
JPMorgan Chase & Co.
1.712% (LIBOR 3 Month + 0.51%), 3/01/18 (d)	219	219,421
3.782%, 2/01/28	204	209,163
KeyBank NA/Cleveland OH
1.70%, 6/01/18	346	346,419
Lloyds Banking Group PLC
4.582%, 12/10/25	262	274,463
Mizuho Bank Ltd.
1.603% (LIBOR 3 Month + 0.45%), 9/25/17 (a) (d)	449	449,395
Morgan Stanley
1.875%, 1/05/18	223	223,310
5.95%, 12/28/17	261	267,233
Series F
3.875%, 4/29/24	106	110,811
Series G
1.375%, 10/27/26	EUR 261	286,128
Nationwide Building Society
4.00%, 9/14/26 (a)	$ 250	250,870
6.25%, 2/25/20 (a)	283	313,188
Nordea Bank AB
2.375%, 4/04/19 (a)	230	231,985
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (a) (e)	GBP 51	70,196
Royal Bank of Canada
Series G
1.80%, 7/30/18	$ 235	235,345
Santander Issuances SAU
3.25%, 4/04/26 (a)	EUR 100	119,306
5.179%, 11/19/25	$ 200	211,480
Societe Generale SA
2.75%, 10/12/17	327	328,426
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19	365	365,310
Svenska Handelsbanken AB
1.50%, 9/06/19	315	312,033
UBS AG/Stamford CT
1.80%, 3/26/18	351	351,769
UniCredit SpA
3.75%, 4/12/22 (a)	200	201,912
Us Bancorp
Series E
0.85%, 6/07/24	EUR 103	115,666
US Bancorp
Series J
5.30%, 4/15/27 (e)	$ 66	69,056
US Bank NA/Cincinnati OH
1.45%, 1/29/18	281	281,076
1.652% (LIBOR 3 Month + 0.48%), 10/28/19 (d)	250	251,748
Wells Fargo & Co.

Company	Principal Amount (000)	U.S. $ Value
2.125%, 4/22/19	$ 366	368,134
3.069%, 1/24/23	142	144,283
Westpac Banking Corp.
1.60%, 8/19/19	300	297,486

		12,753,082

Brokerage - 0.2%
SUAM Finance BV
4.875%, 4/17/24 (a)	107	113,687
UBS Group Funding Switzerland AG
1.50%, 11/30/24 (a)	EUR 200	230,963
4.125%, 9/24/25 (a)	$ 200	209,184

		553,834

Insurance - 0.4%
Humana, Inc.
6.30%, 8/01/18	31	32,582
7.20%, 6/15/18	50	52,650
Lincoln National Corp.
8.75%, 7/01/19	20	22,624
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	21	34,092
MetLife, Inc.
1.756%, 12/15/17	319	319,552
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen
Series E
6.25%, 5/26/42 (a)	EUR 100	139,750
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	$ 61	100,721
Prudential Financial, Inc.
5.625%, 6/15/43	138	150,470
Swiss Re America Holding Corp.
7.00%, 2/15/26	107	133,163

		985,604

REITS - 0.2%
American Tower Corp.
5.05%, 9/01/20	228	246,596
Healthcare Trust of America Holdings LP
3.375%, 7/15/21	47	47,976
Welltower, Inc.
4.00%, 6/01/25	241	249,948

		544,520

		14,837,040

Industrial - 4.3%
Basic - 0.3%
Dow Chemical Co. (The)
8.55%, 5/15/19	150	168,706
Glencore Finance Europe SA
Series E
1.75%, 3/17/25 (a)	EUR 100	110,676

Company	Principal Amount (000)	U.S. $ Value
Glencore Funding LLC
4.125%, 5/30/23 (a)	$ 46	47,270
Lubrizol Corp. (The)
8.875%, 2/01/19	170	189,407
Mosaic Co. (The)
5.625%, 11/15/43	59	60,571
Yamana Gold, Inc.
4.95%, 7/15/24	83	83,266

		659,896

Capital Goods - 0.2%
Caterpillar Financial Services Corp.
1.931%, 10/01/21	76	74,945
2.10%, 1/10/20	180	181,022
Holcim Finance Luxembourg SA
Series E
2.25%, 5/26/28 (a)	EUR 145	171,988

		427,955

Communications - Media - 0.4%
21st Century Fox America, Inc.
6.55%, 3/15/33	$ 22	27,454
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.579%, 7/23/20	81	84,105
4.908%, 7/23/25	148	160,682
Cox Communications, Inc.
2.95%, 6/30/23 (a)	55	53,492
Discovery Communications LLC
3.45%, 3/15/25	83	80,079
NBCUniversal Media LLC
5.15%, 4/30/20	200	218,934
RELX Capital, Inc.
8.625%, 1/15/19	175	192,593
Time Warner, Inc.
3.55%, 6/01/24	115	116,564
3.60%, 7/15/25	82	81,995

		1,015,898

Communications - Telecommunications - 0.4%
America Movil SAB de CV
5.00%, 3/30/20	190	204,896
AT&T, Inc.
3.40%, 5/15/25	214	210,473
3.95%, 1/15/25	71	72,334
4.125%, 2/17/26	107	109,581
Bell Canada, Inc.
3.25%, 6/17/20	CAD 77	59,636
3.35%, 6/18/19	38	29,195
4.70%, 9/11/23	52	43,612
Rogers Communications, Inc.
4.00%, 6/06/22	91	73,569
Verizon Communications, Inc.
2.625%, 8/15/26	$ 166	153,882
3.50%, 11/01/24	153	155,306

		1,112,484

Company	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Automotive - 0.6%
Daimler Finance North America LLC
1.50%, 7/05/19 (a)	$ 280	277,099
1.65%, 3/02/18 (a)	210	210,023
Ford Motor Credit Co. LLC
2.597%, 11/04/19	200	201,248
General Motors Financial Co., Inc.
3.15%, 1/15/20	175	177,891
Harley-Davidson Financial Services, Inc.
2.25%, 1/15/19 (a)	322	323,179
Hyundai Capital Services, Inc.
1.625%, 8/30/19 (a)	200	196,053

		1,385,493

Consumer Cyclical - Entertainment - 0.1%
Carnival Corp.
1.625%, 2/22/21	EUR 142	167,091

Consumer Cyclical - Retailers - 0.0%
Kohl’s Corp.
4.25%, 7/17/25	$ 24	23,811

Consumer Non-Cyclical - 0.6%
AbbVie, Inc.
2.50%, 5/14/20	60	60,701
3.60%, 5/14/25	161	164,693
Ahold Finance USA LLC
6.875%, 5/01/29	255	322,902
Anheuser-Busch InBev Finance, Inc.
1.90%, 2/01/19	200	200,578
Kroger Co. (The)
6.15%, 1/15/20	160	176,346
Molson Coors Brewing Co.
2.25%, 3/15/20 (a)	70	70,212
Mylan NV
3.15%, 6/15/21	124	126,352
3.95%, 6/15/26	23	23,105
Reynolds American, Inc.
4.45%, 6/12/25	162	174,565
5.85%, 8/15/45	65	78,688
Teva Pharmaceutical Finance Netherlands II BV
1.875%, 3/31/27 (a)	EUR 148	159,649
Tyson Foods, Inc.
2.65%, 8/15/19	$ 41	41,585

		1,599,376

Energy - 0.9%
Ecopetrol SA
5.875%, 5/28/45	61	56,364
7.375%, 9/18/43	61	65,538
Energy Transfer LP
6.70%, 7/01/18	81	84,891
7.50%, 7/01/38	88	108,634
EnLink Midstream Partners LP
4.15%, 6/01/25	204	205,387

Company	Principal Amount (000)	U.S. $ Value
Enterprise Products Operating LLC
4.90%, 5/15/46	$ 82	87,670
Series N
6.50%, 1/31/19	150	160,998
Hess Corp.
4.30%, 4/01/27	113	113,434
Kinder Morgan Energy Partners LP
2.65%, 2/01/19	15	15,165
3.95%, 9/01/22	41	42,771
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (a)	69	74,268
ONEOK Partners LP
3.20%, 9/15/18	58	58,810
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	143	140,864
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	33	35,359
Schlumberger Holdings Corp.
2.35%, 12/21/18 (a)	409	411,646
Williams Partners LP
3.90%, 1/15/25	78	79,884
4.125%, 11/15/20	360	379,209
4.50%, 11/15/23	35	37,322

		2,158,214

Services - 0.2%
S&P Global, Inc.
4.40%, 2/15/26	139	149,639
Total System Services, Inc.
3.75%, 6/01/23	108	111,701
Visa, Inc.
2.20%, 12/14/20	328	331,129

		592,469

Technology - 0.5%
Agilent Technologies, Inc.
5.00%, 7/15/20	42	45,281
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (a)	31	31,588
3.875%, 1/15/27 (a)	68	69,085
Dell International LLC/EMC Corp.
4.42%, 6/15/21 (a)	164	172,890
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (f)	64	66,530
HP, Inc.
3.75%, 12/01/20	18	18,847
4.375%, 9/15/21	15	16,061
4.65%, 12/09/21	38	41,165
KLA-Tencor Corp.
4.65%, 11/01/24	131	141,851
QUALCOMM, Inc.
1.40%, 5/18/18	221	221,015
Seagate HDD Cayman
4.75%, 1/01/25	102	101,952

Company	Principal Amount (000)	U.S. $ Value
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)	$ 200	204,412

		1,130,677

Transportation - Services - 0.1%
Asciano Finance Ltd.
5.00%, 4/07/18 (a)	139	141,837
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.375%, 2/01/22 (a)	206	212,067

		353,904

		10,627,268

Utility - 0.1%
Electric - 0.1%
Dominion Energy, Inc.
Series B
1.60%, 8/15/19	198	195,965
Exelon Corp.
5.15%, 12/01/20	42	45,526
TECO Finance, Inc.
5.15%, 3/15/20	76	81,055
Union Electric Co.
6.70%, 2/01/19	26	27,940

		350,486

Total Corporates - Investment Grade (cost $25,496,215)		25,814,794

ASSET-BACKED SECURITIES - 4.1%
Autos - Fixed Rate - 1.9%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19	171	170,763
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20	319	319,099
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20	139	139,231
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)	162	162,363
Series 2013-2A, Class A
2.97%, 2/20/20 (a)	384	388,780
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)	214	213,811
California Republic Auto Receivables Trust
Series 2015-2, Class A3
1.31%, 8/15/19	61	61,219
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20	209	209,023

Company	Principal Amount (000)	U.S. $ Value
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)	$ 192	192,361
CPS Auto Trust
Series 2017-A, Class A
1.68%, 8/17/20 (a)	92	91,859
Enterprise Fleet Financing LLC
Series 2014-2, Class A2
1.05%, 3/20/20 (a)	36	35,674
Series 2015-1, Class A2
1.30%, 9/20/20 (a)	98	97,607
Exeter Automobile Receivables Trust
Series 2016-3A, Class A
1.84%, 11/16/20 (a)	52	51,536
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21	278	278,041
Flagship Credit Auto Trust
Series 2016-3, Class A1
1.61%, 12/15/19 (a)	122	121,672
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)	325	329,065
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18	274	273,998
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)	128	128,023
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19	116	116,059
Series 2015-1, Class A3
1.41%, 6/15/20	112	111,558
Hertz Vehicle Financing II LP
Series 2015-2A, Class A
2.02%, 9/25/19 (a)	112	111,574
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)	400	399,108
Series 2016-1A, Class A
2.32%, 3/25/20 (a)	166	165,650
Honda Auto Receivables Owner Trust
Series 2015-4, Class A3
1.23%, 9/23/19	220	219,604
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/18 (a)	105	104,915
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18	140	140,347
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18	82	81,934

Company	Principal Amount (000)	U.S. $ Value
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18	$28	27,524
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A2
1.40%, 7/22/19 (a)	127	126,982
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (a)	14	13,546

		4,882,926

Credit Cards - Fixed Rate - 0.7%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20	183	183,004
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22	194	196,913
Series 2015-4, Class A
1.72%, 8/16/21	158	158,309
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21	196	196,361
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22	266	267,092
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22	309	311,851
Series 2015-3, Class A
1.74%, 9/15/21	209	209,274
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21	100	100,064
Series 2016-B, Class A
1.44%, 6/15/22	230	229,459

		1,852,327

Credit Cards - Floating Rate - 0.6%
Cabela’s Credit Card Master Note Trust
Series 2013-2A, Class A2
1.639% (LIBOR 1 Month + 0.65%), 8/16/21 (a)(d)	315	316,581
Chase Issuance Trust
Series 2013-A6, Class A6
1.409% (LIBOR 1 Month + 0.42%), 7/15/20 (d)	434	435,458
Discover Card Execution Note Trust
Series 2014-A1, Class A1
1.419% (LIBOR 1 Month + 0.43%), 7/15/21 (d)	200	201,004
Series 2015-A1, Class A1
1.339% (LIBOR 1 Month + 0.35%), 8/17/20 (d)	273	273,534

Company	Principal Amount (000)	U.S. $ Value
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
1.469% (LIBOR 1 Month + 0.48%), 2/15/22 (d)	$ 174	174,367

		1,400,944

Other ABS - Fixed Rate - 0.5%
CNH Equipment Trust
Series 2013-D, Class A4
1.37%, 10/15/20	466	466,369
Series 2014-B, Class A4
1.61%, 5/17/21	170	169,967
Series 2015-A, Class A4
1.85%, 4/15/21	162	162,445
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (a)	17	16,748
SBA Tower Trust
Series 2014-1A, Class C
2.898%, 10/15/44 (a)	104	104,784
Series 2014-2A, Class C
3.869%, 10/15/49 (a)	85	86,982
Sofi Consumer Loan Program LLC
Series 2017-2, Class A
3.28%, 2/25/26 (a)	139	139,604
TAGUS-Sociedade de Titularizacao de
Creditos SA/Volta II Electricity
Receivables
Series 2, Class SNR
2.98%, 2/16/18 (a)	EUR 20	23,243

		1,170,142

Autos - Floating Rate - 0.4%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
1.489% (LIBOR 1 Month + 0.50%), 7/15/20 (a) (d)	$ 261	261,381
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A2
1.559% (LIBOR 1 Month + 0.57%), 1/15/22 (d)	247	249,380
Hertz Fleet Lease Funding LP
Series 2014-1, Class A
1.394% (LIBOR 1 Month + 0.40%), 4/10/28 (a) (d)	45	45,174
Wells Fargo Dealer Floorplan Master Note Trust
Series 2014-1, Class A
1.39% (LIBOR 1 Month + 0.38%), 7/20/19 (d)	137	137,040
Series 2015-1, Class A

Company	Principal Amount (000)		U.S. $ Value
1.51% (LIBOR 1 Month + 0.50%), 1/20/20 (d)	$ 261		261,436

			954,411

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	40		39,816
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37 (g)(h)	3		0

			39,816

Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
2.149% (LIBOR 1 Month + 1.13%), 12/25/32 (d)	18		17,400

Total Asset-Backed Securities (cost $10,307,950)			10,317,966

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.6%
Non-Agency Fixed Rate CMBS - 2.2%
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)	213		216,798
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A2
2.674%, 4/10/48	272		276,071
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A1A
6.109%, 12/10/49	260		261,794
Commercial Mortgage Trust
Series 2013-CR6, Class A1
0.719%, 3/10/46	69		69,316
Series 2013-CR6, Class A2
2.122%, 3/10/46	450		451,054
Series 2013-LC6, Class A1
0.724%, 1/10/46	0	**	23
Series 2013-LC6, Class XA
1.665%, 1/10/46 (i)	510		25,402
Series 2014-CR16, Class A2
3.042%, 4/10/47	316		322,427
Series 2014-CR19, Class A2
2.965%, 8/10/47	396		403,165
Series 2015-DC1, Class A2
2.87%, 2/10/48	300		305,801
Series 2015-LC21, Class A2
2.976%, 7/10/48	228		233,774
Credit Suisse Commercial Mortgage Trust
Series 2007-C4, Class A4
5.936%, 9/15/39	57		57,436
GS Mortgage Securities Corp. II
Series 2015-GC30, Class A2
2.726%, 5/10/50	278		282,943

Company	Principal Amount (000)	U.S. $ Value
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)	$ 92	90,407
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)	134	134,553
Series 2013-GC14, Class A1
1.217%, 8/10/46	16	16,181
JP Morgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (a)	61	60,631
Series 2013-C16, Class A2
3.07%, 12/15/46	303	307,235
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class A2
2.977%, 11/15/45	254	256,709
Series 2015-C28, Class A2
2.773%, 10/15/48	343	350,047
Series 2015-C29, Class A2
2.921%, 5/15/48	169	172,913
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)	83	82,753
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class A2
3.119%, 8/15/47	270	276,168
Series 2015-C23, Class A2
2.982%, 7/15/50	277	284,002
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A1
0.779%, 3/10/46	36	35,967
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45	6	5,802
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class A2
2.632%, 5/15/48	153	155,511
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class C
5.392%, 2/15/44 (a)	136	146,026
Series 2012-C10, Class XA
1.648%, 12/15/45 (a) (i)	427	28,217
Series 2012-C6, Class XA
2.101%, 4/15/45 (a) (i)	238	18,483
Series 2014-C24, Class A2
2.863%, 11/15/47	202	205,929

		5,533,538

Non-Agency Floating Rate CMBS – 0.2%
H/2 Asset Funding NRE
Series 2015-1A
2.679% (LIBOR 1 Month + 1.45%), 6/24/49 (d) (h)	36	35,841

Company	Principal Amount (000)	U.S. $ Value
JP Morgan Chase Commercial Mortgage
Securities Trust
Series 2015-SGP, Class A
2.689% (LIBOR 1 Month + 1.70%), 7/15/36 (a) (d)	$ 126	126,749
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
2.051% (LIBOR 1 Month + 1.05%), 4/15/32 (a) (d)	14	14,392
Starwood Retail Property Trust
Series 2014-STAR, Class A
2.209% (LIBOR 1 Month + 1.22%), 11/15/27(a) (d)	295	292,171

		469,153

Agency CMBS - 0.2%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates
Series K008, Class A2
3.531%, 6/25/20	386	405,006

Total Commercial Mortgage-Backed Securities (cost $6,390,174)		6,407,697

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3%
Risk Share Floating Rate - 1.2%
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Notes
Series 2014-DN1, Class M2
3.224% (LIBOR 1 Month + 2.20%), 2/25/24 (d)	250	256,854
Series 2014-HQ2, Class M1
2.474% (LIBOR 1 Month + 1.45%), 9/25/24 (d)	45	44,638
Series 2014-HQ3, Class M3
5.774% (LIBOR 1 Month + 4.75%), 10/25/24 (d)	250	277,878
Series 2015-DNA2, Class M2
3.624% (LIBOR 1 Month + 2.60%), 12/25/27 (d)	188	192,053
Series 2016-DNA2, Class M2
3.224% (LIBOR 1 Month + 2.20%), 10/25/28 (d)	250	255,498
Series 2017-DNA2, Class M1
2.224% (LIBOR 1 Month + 1.20%), 10/25/29 (d)	249	251,030
Federal National Mortgage Association
Connecticut Avenue Securities
Series 2013-C01, Class M1
3.024% (LIBOR 1 Month + 2.00%), 10/25/23 (d)	22	22,122
Series 2014-C01, Class M1
2.624% (LIBOR 1 Month + 1.60%), 1/25/24 (d)	73	73,409
Series 2014-C02, Class 1M1

Company	Principal Amount (000)	U.S. $ Value
1.974% (LIBOR 1 Month + 0.95%), 5/25/24 (d)	$119	119,772
Series 2014-C04, Class 1M1
2.974% (LIBOR 1 Month + 1.95%), 11/25/24 (d)	7	7,182
Series 2014-C04, Class 2M2
6.024% (LIBOR 1 Month + 5.00%), 11/25/24 (d)	159	179,760
Series 2015-C03, Class 2M1
2.524% (LIBOR 1 Month + 1.50%), 7/25/25 (d)	30	29,689
Series 2016-C01, Class 1M1
2.974% (LIBOR 1 Month + 1.95%), 8/25/28 (d)	154	155,519
Series 2016-C01, Class 2M1
3.124% (LIBOR 1 Month + 2.10%), 8/25/28 (d)	54	54,475
Series 2016-C02, Class 1M1
3.174% (LIBOR 1 Month + 2.15%), 9/25/28 (d)	172	174,556
Series 2016-C03, Class 1M1
3.024% (LIBOR 1 Month + 2.00%), 10/25/28 (d)	73	74,248
Series 2016-C03, Class 2M1
3.224% (LIBOR 1 Month + 2.20%), 10/25/28 (d)	145	147,117
Series 2016-C04, Class 1M1
2.474% (LIBOR 1 Month + 1.45%), 1/25/29 (d)	99	99,832
Series 2016-C05, Class 2M1
2.374% (LIBOR 1 Month + 1.35%), 1/25/29 (d)	90	90,328
Series 2016-C06, Class 1M1
2.324% (LIBOR 1 Month + 1.30%), 4/25/29 (d)	280	283,159
Series 2016-C07, Class 2M1
2.324% (LIBOR 1 Month + 1.30%), 4/25/29 (d)	82	82,515
Series 2017-C02, Class 2M1
2.174% (LIBOR 1 Month + 1.15%), 9/25/29 (d)	201	201,633

		3,073,267

Agency Floating Rate – 0.6%
Federal Home Loan Mortgage Corp. REMICs
Series 4248, Class QF
1.489% (LIBOR 1 Month + 0.50%), 6/15/39 (d)	194	194,584
Series 4286, Class VF
1.439% (LIBOR 1 Month + 0.45%), 12/15/43 (d)	204	204,464
Federal National Mortgage Association REMICs
Series 2013-57, Class FN

Company	Principal Amount (000)	U.S. $ Value
1.374% (LIBOR 1 Month + 0.35%), 6/25/43 (d)	$195	194,459
Series 2014-49, Class AF
1.303% (LIBOR 1 Month + 0.32%), 8/25/44 (d)	377	376,239
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 1A
1.553% (LIBOR 1 Month + 0.56%), 12/08/20 (d)	562	563,970

		1,533,716

Agency Fixed Rate - 0.4%
Federal Home Loan Mortgage Corp. REMICs
Series 3948, Class DA
3.00%, 12/15/24	182	184,671
Series 4461, Class EA
2.00%, 7/15/37	114	112,708
Federal National Mortgage Association
Grantor Trust
Series 2004-T5, Class AB4
1.531%, 5/28/35	33	29,043
Federal National Mortgage Association REMICs
Series 2010-9, Class EA
3.50%, 1/25/24	52	52,190
Series 2014-54, Class LA
3.00%, 2/25/44	146	148,078
Series 2015-72, Class PC
3.00%, 10/25/43	433	441,301

		967,991

Non-Agency Floating Rate - 0.1%
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
1.29% (H15T 1 Year + 0.47%), 2/25/42 (a)(d)	189	162,978

Non-Agency Fixed Rate - 0.0%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
3.231%, 5/25/35	47	46,426

Total Collateralized Mortgage Obligations (cost $5,764,509)		5,784,378

MORTGAGE PASS-THROUGHS - 1.3%
Agency ARMs - 0.1%
Federal Home Loan Mortgage Corp.
3.214%, 5/01/38 (f)	61	64,282
Federal National Mortgage Association
Series 2003
3.435%, 12/01/33 (f)	38	40,040
Series 2007
2.671%, 1/01/37 (d)	49	51,151

		155,473

Company	Principal Amount (000)	U.S. $ Value
Agency Fixed Rate 15-Year - 0.0%
Federal Home Loan Mortgage Corp. Gold
5.00%, 7/01/25	$ 59	62,202
Federal National Mortgage Association
Series 2005
6.00%, 6/01/19-6/01/20	1	722
Series 2006
6.00%, 5/01/21-11/01/21	40	42,663
Series 2007
6.00%, 2/01/22	12	12,965

		118,552

Agency Fixed Rate 30-Year - 1.1%
Federal Home Loan Mortgage Corp. Gold
Series 2007
5.50%, 7/01/35	43	47,826
Federal National Mortgage Association
Series 2003
5.50%, 4/01/33	35	39,502
Series 2004
5.50%, 4/01/34-5/01/34	34	38,029
Series 2005
5.50%, 2/01/35	26	28,774
Series 2010
5.00%, 2/01/40	489	546,958
4.00%, 6/01/47, TBA	1,665	1,759,047
Government National Mortgage Association
5.00%, 10/15/39	212	237,420

		2,697,556

Other Agency Fixed Rate Programs - 0.1%
Canadian Mortgage Pools
6.125%, 12/01/24	CAD 329	298,290

Total Mortgage Pass-Throughs (cost $3,244,381)		3,269,871

COVERED BONDS - 1.2%
AIB Mortgage Bank
Series E
4.875%, 6/29/17	EUR 55	62,025
Banco de Sabadell SA
0.875%, 11/12/21 (a)	100	115,936
Bank of Scotland PLC
Series E
4.75%, 6/08/22 (a)	264	363,863
Credit Suisse AG/Guernsey
Series E
1.75%, 1/15/21 (a)	166	198,418
Danske Bank A/S
Series E
1.25%, 6/11/21 (a)	100	118,248
DNB Boligkreditt AS
1.45%, 3/21/18 (a)	313	312,919
Series E
3.875%, 6/16/21	EUR 147	191,319

Company	Principal Amount (000)	U.S. $ Value
Nationwide Building Society
Series E
4.375%, 2/28/22	EUR 150	202,306
Nordea Hypotek AB
Series 5531
1.00%, 4/08/22	SEK 2,000	236,013
Santander UK PLC
Series E
1.625%, 11/26/20 (a)	EUR 156	185,461
Skandinaviska Enskilda Banken AB
Series 574
1.50%, 12/15/21 (a)	SEK 2,000	241,588
Stadshypotek AB
Series 1584
1.50%, 3/17/21 (a)	2,000	241,478
Swedbank Hypotek AB
Series 190
1.00%, 9/15/21 (a)	2,000	236,894
UBS AG/London
Series E
1.375%, 4/16/21 (a)	EUR 169	199,912

Total Covered Bonds (cost $2,786,017)		2,906,380

GOVERNMENTS - SOVEREIGN AGENCIES - 0.8%
Canada - 0.8%
Canada Housing Trust No. 1
3.80%, 6/15/21 (a)	CAD 1,775	1,446,306
1.90%, 9/15/26 (a)	765	569,674

Total Governments - Sovereign Agencies (cost $2,017,926)		2,015,980

AGENCIES - 0.8%
Agency Debentures - 0.7%
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20	1,826	1,731,413

Agency Subordinated - 0.1%
Federal National Mortgage Association
Zero Coupon, 10/09/19	180	172,590

Total Agencies (cost $1,890,255)		1,904,003

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Chile - 0.1%
Empresa de Transporte de Pasajeros
Metro SA
4.75%, 2/04/24 (a)	215	233,275

China - 0.1%
State Grid Overseas Investment 2016 Ltd.
2.25%, 5/04/20 (a)	200	199,412

Company	Principal Amount (000)	U.S. $ Value
Mexico - 0.0%
Petroleos Mexicanos 4.50%, 1/23/26	$122	119,743

Total Quasi-Sovereigns (cost $548,654)		552,430

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.1%
United States - 0.1%
State of California Series 2010 7.625%, 3/01/40 (cost $240,659)	165	248,487

	Shares
WARRANTS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
Realtek Semiconductor Corp., Citigroup Global
Markets LLC, expiring 2/08/18 (a)(b)	19,980	66,642

Technology Hardware, Storage & Peripherals - 0.0%
Pegatron Corp., Macquarie Bank Ltd., expiring 2/07/19 (b)	24,930	76,782

Electronic Equipment, Instruments & Components - 0.1%
Largan Precision Co., Ltd., UBS AG, expiring 1/22/18 (b)	650	102,469

Total Warrants (cost $241,683)		245,893

	Principal Amount (000)
SUPRANATIONALS - 0.1%
International Bank for Reconstruction & Development 9.25%, 7/15/17 (cost $195,777)	$194	195,699

CORPORATES - NON-INVESTMENT GRADE - 0.0%
Industrial - 0.0%
Basic - 0.0%
CF Industries, Inc. 4.95%, 6/01/43 (cost $45,787)	54	47,395

	Shares
RIGHTS - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG, expiring 6/07/17 (b) (cost $0)	9,762	4,535

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.8%
Investment Companies - 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.64% (c)(j) (cost $4,644,425)	4,644,425	4,644,425

	Principal Amount (000)
Governments - Treasuries - 0.9%
Japan - 0.9%
Japan Treasury Discount Bill Series 669 Zero Coupon, 6/12/17	JPY 250,000	2,257,568

Total Short-Term Investments (cost $6,894,375)		6,901,993

Total Investments - 99.6% (cost $245,685,631) (k)		247,956,596
Other assets less liabilities - 0.4% (l)		955,729

Net Assets - 100.0%		$248,912,325

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Mini Japan Government Bond Futures	7	June 2017	$951,052	$952,063	$1,011
U.S. T-Note 2 Yr (CBT) Futures	92	September 2017	19,913,785	19,916,563	2,778
U.S. T-Note 10 Yr (CBT) Futures	7	September 2017	880,316	884,078	3,762
U.S. Ultra Bond (CBT) Futures	5	September 2017	812,391	825,625	13,234
Sold Contracts
Euro-BOBL Futures	9	June 2017	1,328,823	1,336,460	(7,637)
U.S. T-Note 5 Yr (CBT) Futures	24	September 2017	2,833,487	2,839,500	(6,013)
U.S. T-Note 10 Yr (CBT) Futures	15	September 2017	2,022,632	2,036,016	(13,384)
U.S. Long Bond (CBT) Futures	1	September 2017	152,014	153,812	(1,798)

					$(8,047)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	2,561	USD	1,934	7/10/17	$32,035

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	237	USD	73	6/02/17	$(175)
Bank of America, NA	USD	26	BRL	87	6/02/17	417
Bank of America, NA	USD	47	BRL	150	6/02/17	(932)
Bank of America, NA	RUB	10,958	USD	193	6/22/17	946
Bank of America, NA	USD	86	TWD	2,579	9/20/17	76
Barclays Banks PLC	CHF	67	USD	68	6/15/17	(1,710)
Barclays Banks PLC	USD	533	AUD	708	6/15/17	(6,966)
Barclays Banks PLC	USD	272	INR	17,550	6/15/17	(406)
Barclays Banks PLC	USD	99	CNY	694	8/16/17	1,946
BNP Paribas SA	GBP	724	USD	883	6/15/17	(50,311)
BNP Paribas SA	KRW	290,395	USD	255	6/15/17	(4,430)
BNP Paribas SA	USD	112	KRW	124,459	8/16/17	(243)
Citibank, NA	BRL	182	USD	57	6/02/17	481
Citibank, NA	BRL	635	USD	193	6/02/17	(3,186)
Citibank, NA	USD	212	BRL	688	6/02/17	507
Citibank, NA	USD	40	BRL	129	6/02/17	(404)
Citibank, NA	TWD	2,572	USD	84	6/13/17	(1,209)
Citibank, NA	INR	86,851	USD	1,352	6/15/17	6,205
Citibank, NA	USD	1,057	INR	69,301	6/15/17	16,172
Citibank, NA	NZD	1,571	USD	1,093	7/10/17	(19,082)
Citibank, NA	ZAR	8,144	USD	612	7/11/17	(4,192)
Citibank, NA	KRW	773,501	USD	686	7/27/17	(5,141)
Citibank, NA	KRW	401,048	USD	353	8/16/17	(5,432)
Citibank, NA	USD	33	TWD	988	8/16/17	125
Citibank, NA	USD	1,342	INR	86,851	8/21/17	(5,876)
Credit Suisse International	BRL	398	USD	123	6/02/17	(294)
Credit Suisse International	USD	124	BRL	398	6/02/17	(1,248)
Credit Suisse International	MXN	11,337	USD	612	6/16/17	5,655
Credit Suisse International	CAD	861	USD	628	6/22/17	(9,522)
Credit Suisse International	USD	271	INR	17,712	8/16/17	1,563
Goldman Sachs Bank USA	CAD	3,561	USD	2,662	6/22/17	25,446
Goldman Sachs Bank USA	JPY	572,485	USD	5,034	7/14/17	(145,387)
Goldman Sachs Bank USA	PLN	3,860	USD	993	7/20/17	(44,204)
Goldman Sachs Bank USA	GBP	2,709	USD	3,502	7/21/17	6,041
HSBC Bank USA	SEK	13,500	USD	1,525	7/14/17	(31,835)
JPMorgan Chase Bank, NA	JPY	600,000	USD	5,261	6/08/17	(158,171)
JPMorgan Chase Bank, NA	MXN	15,003	USD	799	6/16/17	(3,658)
Morgan Stanley Capital Services, Inc.	SEK	11,377	USD	1,285	7/14/17	(26,832)
Royal Bank of Scotland PLC	EUR	10,215	USD	10,872	7/13/17	(628,077)
Royal Bank of Scotland PLC	USD	605	EUR	552	7/13/17	15,444
Standard Chartered Bank	BRL	830	USD	254	6/02/17	(2,956)
Standard Chartered Bank	USD	254	BRL	830	6/02/17	2,561
Standard Chartered Bank	BRL	377	USD	113	7/05/17	(2,189)
Standard Chartered Bank	USD	136	BRL	453	7/05/17	2,632
Standard Chartered Bank	INR	5,953	USD	91	8/16/17	(196)
State Street Bank & Trust Co.	USD	58	TRY	221	6/08/17	4,306
State Street Bank & Trust Co.	CHF	316	USD	314	6/15/17	(12,033)
State Street Bank & Trust Co.	EUR	424	USD	454	6/15/17	(22,428)
State Street Bank & Trust Co.	GBP	162	USD	204	6/15/17	(4,322)
State Street Bank & Trust Co.	HKD	1,920	USD	248	6/15/17	1,106
State Street Bank & Trust Co.	JPY	6,521	USD	59	6/15/17	120
State Street Bank & Trust Co.	JPY	10,500	USD	95	6/15/17	(166)
State Street Bank & Trust Co.	USD	336	CAD	452	6/15/17	(1,385)
State Street Bank & Trust Co.	USD	157	EUR	145	6/15/17	5,621
State Street Bank & Trust Co.	USD	366	GBP	290	6/15/17	8,015

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	470	JPY	53,852	6/15/17	$16,129
State Street Bank & Trust Co.	USD	206	SEK	1,848	6/15/17	6,316
State Street Bank & Trust Co.	USD	321	MXN	6,088	6/16/17	4,670
State Street Bank & Trust Co.	CAD	170	USD	127	6/22/17	1,001
State Street Bank & Trust Co.	CAD	82	USD	60	6/22/17	(911)
State Street Bank & Trust Co.	USD	5	CAD	7	6/22/17	38
State Street Bank & Trust Co.	AUD	319	USD	241	7/10/17	3,938
State Street Bank & Trust Co.	CAD	397	NZD	421	7/10/17	4,481
State Street Bank & Trust Co.	NZD	121	USD	84	7/10/17	(1,478)
State Street Bank & Trust Co.	USD	28	NZD	41	7/10/17	984
State Street Bank & Trust Co.	EUR	322	SEK	3,127	7/13/17	(1,376)
State Street Bank & Trust Co.	EUR	98	USD	108	7/13/17	(2,381)
State Street Bank & Trust Co.	USD	207	EUR	192	7/13/17	8,469
State Street Bank & Trust Co.	SEK	1,069	USD	121	7/14/17	(2,525)
State Street Bank & Trust Co.	USD	65	SEK	559	7/14/17	(40)
State Street Bank & Trust Co.	GBP	49	USD	63	7/21/17	140
State Street Bank & Trust Co.	AUD	408	USD	299	8/16/17	(3,856)
State Street Bank & Trust Co.	EUR	185	USD	198	8/16/17	(10,846)
State Street Bank & Trust Co.	GBP	54	USD	70	8/16/17	164
State Street Bank & Trust Co.	GBP	40	USD	50	8/16/17	(1,388)
State Street Bank & Trust Co.	HKD	1,721	USD	222	8/16/17	282
State Street Bank & Trust Co.	ILS	261	USD	73	8/16/17	(1,332)
State Street Bank & Trust Co.	JPY	40,962	USD	366	8/16/17	(5,042)
State Street Bank & Trust Co.	NOK	1,214	USD	140	8/16/17	(3,679)
State Street Bank & Trust Co.	USD	152	CAD	209	8/16/17	2,435
State Street Bank & Trust Co.	USD	295	CHF	294	8/16/17	9,515
State Street Bank & Trust Co.	USD	170	EUR	154	8/16/17	3,433
State Street Bank & Trust Co.	USD	50	GBP	39	8/16/17	49
State Street Bank & Trust Co.	USD	131	JPY	14,452	8/16/17	243
State Street Bank & Trust Co.	USD	73	NOK	618	8/16/17	(61)
State Street Bank & Trust Co.	USD	224	SEK	1,962	8/16/17	2,739
State Street Bank & Trust Co.	USD	101	TRY	370	8/16/17	1,741
State Street Bank & Trust Co.	USD	222	ZAR	3,042	8/16/17	6,678

						$(1,028,648)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME Group)	NOK11,767	5/12/18	6 Month NIBOR	0.954%	$(44)
Morgan Stanley & Co. LLC/(CME Group)	11,767	5/12/18	0.954%	6 Month NIBOR	(745)
Morgan Stanley & Co. LLC/(CME Group)	GBP 1,510	2/23/19	0.606%	6 Month LIBOR	(4,386)
Morgan Stanley & Co. LLC/(CME Group)	$ 588	2/27/19	3 Month LIBOR	1.544%	1,465
Morgan Stanley & Co. LLC/(CME Group)	594	5/18/20	3 Month LIBOR	1.663%	3,217
Morgan Stanley & Co. LLC/(CME Group)	492	8/11/20	3 Month LIBOR	1.712%	4,016
Morgan Stanley & Co. LLC/(CME Group)	297	4/27/21	3 Month LIBOR	1.341%	2,370
Morgan Stanley & Co. LLC/(CME Group)	537	8/31/21	1.256%	3 Month LIBOR	(4,938)
Morgan Stanley & Co. LLC/(CME Group)	200	1/14/24	2.980%	3 Month LIBOR	(3,920)
Morgan Stanley & Co. LLC/(CME Group)	176	2/14/24	2.889%	3 Month LIBOR	(3,610)
Morgan Stanley & Co. LLC/(CME Group)	250	4/28/24	2.817%	3 Month LIBOR	(4,501)
Morgan Stanley & Co. LLC/(CME Group)	361	7/02/24	2.632%	3 Month LIBOR	(7,080)
Morgan Stanley & Co. LLC/(CME Group)	181	7/10/24	2.674%	3 Month LIBOR	(3,592)
Morgan Stanley & Co. LLC/(CME Group)	173	4/21/25	1.991%	3 Month LIBOR	(3,288)
Morgan Stanley & Co. LLC/(CME Group)	102	6/09/25	2.488%	3 Month LIBOR	(2,143)
Morgan Stanley & Co. LLC/(CME Group)	185	8/04/25	2.293%	3 Month LIBOR	(4,023)
Morgan Stanley & Co. LLC/(CME Group)	NZD 363	7/28/26	3 Month BKBM	2.473%	5,598
Morgan Stanley & Co. LLC/(CME Group)	$ 229	10/04/26	1.487%	3 Month LIBOR	(4,767)
Morgan Stanley & Co. LLC/(CME Group)	85	12/21/26	3 Month LIBOR	2.497%	1,947
Morgan Stanley & Co. LLC/(CME Group)	270	4/26/27	2.287%	3 Month LIBOR	(3,373)

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME Group)	$ 141	11/10/35	2.631%	3 Month LIBOR	$(5,057)
Morgan Stanley & Co. LLC/(CME Group)	223	2/21/42	2.813%	3 Month LIBOR	(10,635)
Morgan Stanley & Co. LLC/(CME Group)	163	3/06/42	2.804%	3 Month LIBOR	(7,505)
Morgan Stanley & Co. LLC/(CME Group)	43	8/06/45	2.692%	3 Month LIBOR	(2,199)
Morgan Stanley & Co. LLC/(LCH Group)	NOK 5,544	9/06/18	6 Month NIBOR	1.143%	(129)
Morgan Stanley & Co. LLC/(LCH Group)	5,544	9/06/18	1.143	6 Month NIBOR	(436)
Morgan Stanley & Co. LLC/(LCH Group)	NZD 689	12/21/21	3 Month BKBM	3.059%	5,795
Morgan Stanley & Co. LLC/(LCH Group)	$ 112	11/07/26	1.675%	3 Month LIBOR	(2,280)
Morgan Stanley & Co. LLC/(LCH Group)	82	11/08/26	1.657%	3 Month LIBOR	(1,684)
Morgan Stanley & Co. LLC/(LCH Group)	82	11/09/26	1.672%	3 Month LIBOR	(1,683)

					$(57,610)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	5.54%	$390	$(33,854)	$(43,261)	$9,407
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.54	390	(42,868)	(54,060)	11,192
CDX-CMBX.NA.A, Series 6, 5/11/63*	2.00	2.66	170	(5,510)	(10,576)	5,066

				$(82,232)	$(107,897)	$25,665

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$1,717	7/15/20	1.527%	CPI	#	$(16,790)
Barclays Bank PLC	575	1/15/21	1.490%	CPI	#	(5,714)

						$(22,504)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
**	Principal amount less than 500.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the aggregate market value of these securities amounted to $26,576,286 or 10.7% of net assets.
(b)	Non-income producing security.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(d)	Floating Rate Security. Stated interest/floor rate was in effect at May 31, 2017.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Variable rate coupon, rate shown as of May 31, 2017.
(g)	Fair valued by the Adviser.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of May 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
H/2 Asset Funding NRE Series
2015-1A
2.679%, 6/24/49	3/29/17	$35,591		$35,841		0.01%
Nationstar NIM Ltd. Series
2007-A, Class A
9.79%, 3/25/37	4/04/07	– 0	–	– 0	–	0.00%

(i)	IO - Interest Only.
(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(k)	As of May 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,873,137 and gross unrealized depreciation of investments was $(2,602,172), resulting in net unrealized appreciation of $2,270,965.
(l)	An amount of U.S. $75,040 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2017.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar

ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
ARMs	-	Adjustable Rate Mortgages
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
H15T	-	U.S. Treasury Yield Curve Rate T Note Constant Maturity
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NCUA	-	National Credit Union Administration
NIBOR	-	Norwegian Interbank Offered Rate
OAT	-	Obligations Assimilables du Trésor
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AB Conservative Wealth Strategy

May 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2017:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Governments - Treasuries	$	– 0	–	$ 54,933,868	$ – 0	–	$ 54,933,868
Common Stocks:
Information Technology		9,146,966		2,093,042	– 0	–	11,240,008
Financials		4,864,659		3,208,044	– 0	–	8,072,703
Health Care		4,691,060		1,400,360	– 0	–	6,091,420
Consumer Discretionary		4,472,980		1,467,419	– 0	–	5,940,399
Consumer Staples		2,323,929		2,103,747	– 0	–	4,427,676
Industrials		2,936,850		1,216,428	– 0	–	4,153,278

Investments in Securities:	Level 1		Level 2		Level 3		Total
Energy	1,953,604		1,227,272		– 0	–	3,180,876
Materials	733,250		1,212,145		– 0	–	1,945,395
Telecommunication Services	348,034		1,127,944		– 0	–	1,475,978
Utilities	764,758		185,112		– 0	–	949,870
Real Estate	186,115		451,801		– 0	–	637,916
Investment Companies	47,888,997		– 0	–	– 0	–	47,888,997
Inflation-Linked Securities	– 0	–	30,400,711		– 0	–	30,400,711
Corporates - Investment Grade	– 0	–	25,814,794		– 0	–	25,814,794
Asset-Backed Securities	– 0	–	9,906,137		411,829	(a)	10,317,966
Commercial Mortgage-Backed Securities	– 0	–	5,964,036		443,661		6,407,697
Collateralized Mortgage Obligations	– 0	–	5,784,378		– 0	–	5,784,378
Mortgage Pass-Throughs	– 0	–	3,269,871		– 0	–	3,269,871
Covered Bonds	– 0	–	2,906,380		– 0	–	2,906,380
Governments - Sovereign Agencies	– 0	–	2,015,980		– 0	–	2,015,980
Agencies	– 0	–	1,904,003		– 0	–	1,904,003
Quasi-Sovereigns	– 0	–	552,430		– 0	–	552,430
Local Governments - US Municipal Bonds	– 0	–	248,487		– 0	–	248,487
Warrants	– 0	–	245,893		– 0	–	245,893
Supranationals	– 0	–	195,699		– 0	–	195,699
Corporates - Non-Investment Grade	– 0	–	47,395		– 0	–	47,395
Rights	4,535		– 0	–	– 0	–	4,535
Short-Term Investments:
Investment Companies	4,644,425		– 0	–	– 0	–	4,644,425
Governments - Treasuries	– 0	–	2,257,568		– 0	–	2,257,568

Total Investments in Securities	84,960,162		162,140,944		855,490		247,956,596
Other Financial Instruments (b):
Assets:
Futures	20,785		– 0	–	– 0	–	20,785
Forward Currency Exchange Contracts	– 0	–	210,865		– 0	–	210,865
Centrally Cleared Interest Rate Swaps	– 0	–	24,408		– 0	–	24,408
Credit Default Swaps	– 0	–	25,665		– 0	–	25,665
Liabilities:
Futures	(28,832)		– 0	–	– 0	–	(28,832)
Forward Currency Exchange Contracts	– 0	–	(1,239,513)		– 0	–	(1,239,513)
Centrally Cleared Interest Rate Swaps	– 0	–	(82,018)		– 0	–	(82,018)
Inflation (CPI) Swaps	– 0	–	(22,504)		– 0	–	(22,504)

Total (c)	$84,952,115		$161,057,847		$855,490		$246,865,452

(a)	The Strategy held a security with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities (a)			Commercial Mortgage-Backed Securities			Total
Balance as of 8/31/16	$	– 0	–	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		(58)			(78)			(136)
Realized gain (loss)		(14)			(106)			(120)
Change in unrealized appreciation/depreciation		4,855			(180)			4,675
Purchases/Payups		427,457			481,214			908,671

	Asset-Backed Securities (a)		Commercial Mortgage-Backed Securities		Total
Sales/Paydowns	(20,411)		(37,189)		(57,600)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 5/31/17	$411,829		$443,661		$855,490

Net change in unrealized appreciation/depreciation from investments held as of 5/31/17	$4,855		$(180)		$4,675

(a)	The Strategy held a security with zero market value at period end.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Strategy’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the nine months ended May 31, 2017 is as follows:

Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/17 (000)	Dividend Income (000)
$0	$30,145	$25,501	$4,644	$6

A summary of the Strategy’s transactions of investments in affiliated issuers for the quarter ended May 31, 2017 is as follows:

										Distributions
Affiliated Issuer	Market Value 8/31/16 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 5/31/17 (000)		Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio - Class Z	$	– 0	–	$3,900	$121	$(1)	$(45)	$3,733		$	– 0	–	$	– 0	–
AB Multi-Manager Alternative Strategies Fund - Class Z		17,079		1,029	2,999	23	(176)	14,956			154			873
AB Pooling Portfolio - AB Bond Inflation Protection Portfolio		27,096		1,463	27,432	34	(1,161)	– 0	–		1,463			– 0	–
AB Pooling Portfolio - AB Global Core Bond Portfolio		68,256		2,203	67,352	1,188	(4,295)	– 0	–		1,253			833
AB Pooling Portfolio - AB International Growth Portfolio		11,352		804	11,758	1,542	(1,940)	– 0	–		442			– 0	–
AB Pooling Portfolio - AB International Value Portfolio		11,392		188	12,257	2,660	(1,983)	– 0	–		188			– 0	–

								Distributions
Affiliated Issuer	Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 5/31/17 (000)		Income (000)	Realized Gains (000)
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	4,170	103	4,422	263	(114)	– 0	–	103	– 0	–
AB Pooling Portfolio - AB Short Duration Bond Portfolio	78,279	993	78,814	(828)	370	– 0	–	973	– 0	–
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	2,137	227	2,355	(52)	43	– 0	–	20	208
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	2,157	269	2,456	844	(814)	– 0	–	22	248
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	14,818	2,527	16,056	68	(1,357)	– 0	–	55	2,444
AB Pooling Portfolio - AB U.S. Value Portfolio	14,963	198	16,647	9,501	(8,015)	– 0	–	168	– 0	–
AB Pooling Portfolio - AB Volatility Management Portfolio	32,499	6,824	7,293	(680)	(2,622)	28,728		2,407	3,921

AB Tax-Managed All Market Income Portfolio

Portfolio of Investments

May 31, 2017 (unaudited)

Company	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 55.0%
Long-Term Municipal Bonds - 55.0%
Alabama - 3.4%
Water Works Board of the City of Birmingham (The)
Series 2010A
5.00%, 1/01/25	$3,980	$ 4,464,167

Arizona - 2.2%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.00%, 7/01/25	2,100	2,410,800
City of Glendale AZ (City of Glendale AZ Excise Tax)
Series 2015A
5.00%, 7/01/26	410	497,178

		2,907,978

California - 3.9%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/37	400	449,388
California Health Facilities Financing Authority (Children’s Hospital Los Angeles)
Series 2017A
5.00%, 8/15/37 (a)	510	579,763
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2010D
5.00%, 5/15/23	365	407,030
State of California
Series 2016
5.00%, 8/01/25	730	908,945
Series 2017
5.00%, 8/01/26	440	551,175
State of California Department of Water Resources Power Supply Revenue
Series 2010L
5.00%, 5/01/20	1,905	2,126,151

		5,022,452

Colorado - 2.5%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2012A
5.00%, 11/15/27	1,220	1,403,817
PV Water & Sanitation Metropolitan District
Series 2006
Zero Coupon, 12/15/17 (b)(c)(d)	710	149,100
Regional Transportation District COP
Series 2014A
5.00%, 6/01/29	1,475	1,724,482

		3,277,399

Company	Principal Amount (000)	U.S. $ Value
Connecticut - 2.6%
State of Connecticut
Series 2016G
5.00%, 11/01/20	510	568,502
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/27	2,390	2,782,701

		3,351,203

District of Columbia - 0.2%
District of Columbia
Series 2016E
5.00%, 6/01/20	275	307,139

Florida - 4.5%
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem)
Series 2015A
5.00%, 6/01/22	1,000	1,162,930
County of Miami-Dade FL Aviation Revenue
Series 2014B
5.00%, 10/01/25	665	797,235
Series 2015A
5.00%, 10/01/27	200	238,510
County of Miami-Dade FL Spl Tax
Series 2012A
5.00%, 10/01/25	560	646,240
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (b)(d)(e)	25	7,750
Series 2010A-1
6.125%, 5/01/35	15	15,018
Series 2010A-2
6.125%, 5/01/35	35	35,043
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23	35	35,739
Sarasota County School Board COP
Series 2010B
5.00%, 7/01/22 (Pre-refunded/ETM)	1,165	1,303,378
Tampa Bay Water
Series 2011A
5.00%, 10/01/23	1,380	1,592,645

		5,834,488

Georgia - 2.0%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2014A
5.00%, 1/01/28	1,980	2,338,736
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.)
Series 2014
5.00%, 4/01/44	210	227,107

		2,565,843

Company	Principal Amount (000)	U.S. $ Value
Illinois - 2.8%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42	550	447,931
Illinois Finance Authority (OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/26	150	177,010
Illinois Finance Authority (Mercy Health System Obligated Group)
Series 2016
5.00%, 12/01/46	430	465,234
Illinois State Toll Highway Authority
Series 2015B
5.00%, 1/01/36	555	634,282
State of Illinois
Series 2013
5.00%, 7/01/22	315	334,521
Series 2014
5.00%, 4/01/20	75	78,923
Series 2016
5.00%, 2/01/23-2/01/28	1,305	1,379,617
State of Illinois (State of Illinois Sales Tax)
Series 2016D
5.00%, 6/15/23	130	152,607

		3,670,125

Indiana - 1.7%
Indiana Bond Bank (JPMorgan Chase & Co.)
Series 2007A
5.25%, 10/15/19	1,945	2,108,808
Indiana Finance Authority (I-69 Development Partners LLC)
Series 2014
5.25%, 9/01/29	145	157,996

		2,266,804

Kentucky - 0.5%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/37	215	237,407
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/37	410	451,972

		689,379

Louisiana - 0.3%
New Orleans Aviation Board
Series 2017B
5.00%, 1/01/48	400	449,820

Company	Principal Amount (000)	U.S. $ Value
Maryland - 0.5%
City of Baltimore MD (Baltimore Hotel Corp.)
5.00%, 9/01/34 (a)	400	449,216
City of Baltimore MD (East Baltimore Research Park Project)
5.00%, 9/01/38 (a)	215	227,885

		677,101

Massachusetts - 0.1%
Commonwealth of Massachusetts
NATL Series 2000E
1.23%, 12/01/30 (f)	100	91,340

Michigan - 1.4%
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System)
AGM Series 2014C
5.00%, 7/01/28	325	379,658
Michigan Finance Authority (Great Lakes Water Authority Water Supply System)
AGM Series 2014D2
5.00%, 7/01/28	1,000	1,168,180
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48	250	247,223

		1,795,061

Minnesota - 1.5%
Elk River Independent School District No 728
Series 2016A
5.00%, 2/01/23	1,600	1,911,152

Mississippi - 0.3%
State of Mississippi Gaming
Series 2015E
5.00%, 10/15/28	370	430,891

Nebraska - 0.6%
Douglas County Hospital Authority No 2 (Madonna Rehabilitation Hospital)
Series 2014
5.00%, 5/15/21	155	172,489
Lancaster County School District 001
Series 2016
5.00%, 1/15/20	535	590,014

		762,503

New Jersey - 5.6%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/30	685	705,598

Company	Principal Amount (000)	U.S. $ Value
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.25%, 1/01/25	1,195	1,393,800
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/20	300	324,141
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 6/15/18-6/15/20	1,840	1,940,266
New Jersey Turnpike Authority
NATL Series 2000B
1.365%, 1/01/30 (f)	100	91,838
Series 2014A
5.00%, 1/01/29	1,870	2,208,489
Tobacco Settlement Financing Corp./NJ
Series 2007-1A
5.00%, 6/01/41	660	656,344

		7,320,476

New York - 6.3%
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group)
Series 2016B
5.00%, 7/01/46	800	897,192
Metropolitan Transportation Authority
Series 2012C
5.00%, 11/15/23	460	542,547
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/26	2,275	2,686,911
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2013A
5.00%, 7/01/26	205	240,639
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001B
1.383%, 10/01/36 (f)	375	339,289
XLCA Series 2004A
1.365%, 1/01/39 (f)	400	361,684
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
5.00%, 7/01/41	460	501,984
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/26	1,000	1,181,170
Series 2013B
5.00%, 11/15/20	1,215	1,376,486
Westchester County Local Development Corp. (Westchester County Healthcare Corp./NY)
Series 2016
5.00%, 11/01/46	105	113,597

		8,241,499

Company	Principal Amount (000)	U.S. $ Value
Ohio - 1.3%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	780	766,506
County of Cuyahoga OH (MetroHealth System (The))
5.00%, 2/15/42	550	587,422
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	250	234,040
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	45	42,129

		1,630,097

Pennsylvania - 1.7%
Commonwealth of Pennsylvania
Series 2016
5.00%, 9/15/23	600	713,472
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34	220	246,539
Pennsylvania Turnpike Commission
Series 2014C
5.00%, 12/01/26	1,000	1,184,770
Philadelphia Authority for Industrial Development
(LLPCS Foundation)
Series 2005A
4.60%, 7/01/15 (b)(d)(e)	55	550

		2,145,331

Tennessee - 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.125%, 12/01/42 (g)	280	272,045

Texas - 4.4%
City of Houston TX Airport System Revenue
Series 2009A
5.00%, 7/01/21-7/01/22	2,540	2,644,567
City of San Antonio TX Electric & Gas Systems Revenue
Series 2012
5.25%, 2/01/24	855	1,052,479
Harris County-Houston Sports Authority
AGM Series 2014A
5.00%, 11/15/25	615	734,507

Company	Principal Amount (000)	U.S. $ Value
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living, Inc.)
6.75%, 11/15/47 (a)	225	230,380
Texas Transportation Commission State Highway Fund
Series 2016A
5.00%, 10/01/25	850	1,059,330

		5,721,263

Utah - 0.4%
Washington County School District Board of Education/St George
Series 2016B
5.00%, 3/01/21	405	462,056

Virginia - 1.5%
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	510	499,137
Virginia College Building Authority (Virginia College Building Authority State Lease)
Series 2015A
5.00%, 2/01/23	1,190	1,424,287

		1,923,424

Washington - 2.4%
Chelan County Public Utility District No 1
Series 2011B 5.50%, 7/01/24	1,815	2,088,321
State of Washington (State of Washington Fed Hwy Grant)
Series 2012F-1
5.00%, 9/01/22	535	629,289
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47 (g)	340	372,286

		3,089,896

Wisconsin - 0.2%
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	265	293,395

Total Municipal Obligations (cost $68,459,880)		71,574,327

	Shares
COMMON STOCKS - 30.5%
Consumer Staples - 5.2%
Beverages - 0.9%
Anheuser-Busch InBev SA/NV	2,729	318,903
Coca-Cola Co. (The)	14,670	667,045

Company	Shares	U.S. $ Value
Constellation Brands, Inc. - Class A	550	100,512
Monster Beverage Corp. (b)	668	33,774

		1,120,234

Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	460	82,998
Distribuidora Internacional de Alimentacion SA	1,990	12,258
ICA Gruppen AB	314	11,307
Koninklijke Ahold Delhaize NV	7,147	157,743
Lawson, Inc.	180	12,271
Lenta Ltd. (GDR) (b)(g)	1	6
Loblaw Cos., Ltd.	640	36,173
Tesco PLC (b)	19,250	45,634
Wesfarmers Ltd.	4,049	128,448

		486,838

Food Products - 0.9%
General Mills, Inc.	2,118	120,175
Nestle SA (REG)	11,143	951,407
Orkla ASA	3,042	30,437
Tate & Lyle PLC	1,546	14,695
WH Group Ltd. (g)	56,000	52,462

		1,169,176

Household Products - 0.9%
Henkel AG & Co. KGaA (Preference Shares)	590	82,865
Kimberly-Clark Corp.	1,283	166,444
Procter & Gamble Co. (The)	9,155	806,464
Reckitt Benckiser Group PLC	580	59,487

		1,115,260

Personal Products - 0.4%
Unilever NV	5,833	332,274
Unilever PLC	4,596	256,221

		588,495

Tobacco - 1.7%
Altria Group, Inc.	6,983	526,798
British American Tobacco PLC	6,676	477,618
Imperial Brands PLC	3,433	160,638
Japan Tobacco, Inc.	4,831	181,553
Philip Morris International, Inc.	5,555	665,489
Reynolds American, Inc.	3,063	205,987
Swedish Match AB	704	23,743

		2,241,826

		6,721,829

Health Care - 4.5%
Biotechnology - 0.4%
AbbVie, Inc.	5,819	384,170
Alexion Pharmaceuticals, Inc. (b)	1,272	124,694
Grifols SA (ADR)	2,940	63,093

		571,957

Company	Shares	U.S. $ Value
Health Care Equipment & Supplies - 0.6%
Danaher Corp.	1,500	127,410
Edwards Lifesciences Corp. (b)	3,170	364,772
Essilor International SA	1,865	247,931

		740,113

Health Care Providers & Services - 0.1%
Sonic Healthcare Ltd.	1,414	24,310
UnitedHealth Group, Inc.	10	1,752
VCA, Inc. (b)	610	56,199

		82,261

Health Care Technology - 0.1%
Cerner Corp. (b)	2,200	143,770

Pharmaceuticals - 3.3%
AstraZeneca PLC	4,530	306,081
GlaxoSmithKline PLC	17,459	382,163
Merck & Co., Inc.	9,872	642,766
Novartis AG (REG)	7,996	654,354
Orion Oyj - Class B	384	24,822
Pfizer, Inc.	21,728	709,419
Roche Holding AG	2,516	690,765
Sanofi	4,155	411,568
Shire PLC	3,180	183,144
STADA Arzneimittel AG	1,000	72,379
Takeda Pharmaceutical Co., Ltd.	2,547	131,272
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	6,046	168,441

		4,377,174

		5,915,275

Information Technology - 4.0%
Communications Equipment - 0.6%
Arista Networks, Inc. (b)	150	22,107
Cisco Systems, Inc.	17,973	566,689
Nokia Oyj	19,460	123,202
Palo Alto Networks, Inc. (b)	597	70,798

		782,796

Electronic Equipment, Instruments & Components - 0.1%
Largan Precision Co., Ltd.	1,000	157,771

Internet Software & Services - 0.2%
Criteo SA (Sponsored ADR) (b)	2,171	113,826
Mixi, Inc.	161	10,096
Tencent Holdings Ltd.	4,000	137,469

		261,391

IT Services - 0.7%
Cognizant Technology Solutions Corp. - Class A	1,470	98,358
Fiserv, Inc. (b)	1,540	192,931
International Business Machines Corp.	3,235	493,758
Paychex, Inc.	1,166	69,062
Vantiv, Inc. - Class A (b)	170	10,662
Visa, Inc. - Class A	360	34,283
Western Union Co. (The) - Class W	1,704	32,410

		931,464

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 1.2%
ASML Holding NV	880	116,185
Intel Corp.	16,968	612,714
KLA-Tencor Corp.	560	58,240
Maxim Integrated Products, Inc.	1,014	48,469
QUALCOMM, Inc.	5,288	302,844
SCREEN Holdings Co., Ltd.	800	58,161
SK Hynix, Inc.	2,540	128,734
Texas Instruments, Inc.	1,880	155,081
Xilinx, Inc.	1,661	110,805

		1,591,233

Software - 0.6%
Adobe Systems, Inc. (b)	930	131,930
CA, Inc.	1,106	35,138
Constellation Software, Inc./Canada	536	277,191
Electronic Arts, Inc. (b)	2,310	261,792
salesforce.com, Inc. (b)	495	44,372

		750,423

Technology Hardware, Storage & Peripherals - 0.6%
Canon, Inc.	3,820	131,298
HP, Inc.	6,125	114,905
Samsung Electronics Co., Ltd.	198	394,357
Samsung Electronics Co., Ltd. (Preference Shares)	50	77,897

		718,457

		5,193,535

Financials - 3.5%
Banks - 1.7%
Bank of Montreal	2,312	155,183
Bank of Nova Scotia (The)	4,325	244,033
Barclays PLC	26,400	71,458
Bendigo & Adelaide Bank Ltd.	1,651	13,818
BNP Paribas SA	3,450	243,571
BOC Hong Kong Holdings Ltd.	24,339	109,807
Canadian Imperial Bank of Commerce/Canada	1,422	111,183
DBS Group Holdings Ltd.	6,388	94,379
DNB ASA	4,470	75,805
Erste Group Bank AG (b)	2,490	90,433
Fifth Third Bancorp	1,030	24,452
Hang Seng Bank Ltd.	2,738	57,765
HSBC Holdings PLC	7,530	65,567
ING Groep NV	6,664	111,847
Mitsubishi UFJ Financial Group, Inc.	14,900	92,459
Oversea-Chinese Banking Corp., Ltd.	11,261	85,314
Royal Bank of Canada	5,319	367,646
Sberbank of Russia PJSC (Sponsored ADR)	8,130	90,975
United Overseas Bank Ltd.	4,717	78,300

		2,183,995

Company	Shares	U.S. $ Value
Capital Markets - 0.3%
3i Group PLC	3,446	39,781
Aberdeen Asset Management PLC	2,915	10,861
Amundi SA (g)	906	61,901
ASX Ltd.	693	26,335
CI Financial Corp.	799	15,881
Credit Suisse Group AG (REG) (b)	7,040	96,141
IGM Financial, Inc.	349	10,174
Invesco Ltd.	1,461	46,314
Investec PLC	2,197	17,210
MarketAxess Holdings, Inc.	225	42,880
Singapore Exchange Ltd.	2,618	13,747

		381,225

Consumer Finance - 0.0%
Provident Financial PLC	551	21,667

Diversified Financial Services - 0.1%
GRENKE AG	280	60,387
Haci Omer Sabanci Holding AS	12,250	37,132

		97,519

Insurance - 1.4%
Admiral Group PLC	3,369	88,500
Allianz SE (REG)	1,637	314,877
Arthur J Gallagher & Co.	629	35,683
AXA SA	6,945	185,447
Cincinnati Financial Corp.	555	38,894
CNP Assurances	545	11,990
Direct Line Insurance Group PLC	4,688	21,079
Gjensidige Forsikring ASA	633	10,208
Great-West Lifeco, Inc.	1,024	25,455
Hannover Rueck SE (REG)	225	26,823
Insurance Australia Group Ltd.	8,476	40,069
Legal & General Group PLC	21,318	69,266
Medibank Pvt Ltd.	9,804	20,028
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	577	113,935
Old Mutual PLC	18,397	44,652
Power Corp. of Canada	1,299	27,714
Power Financial Corp.	847	20,215
Principal Financial Group, Inc.	1,030	64,797
Prudential PLC	10,480	235,133
Sampo Oyj - Class A	1,601	81,225
SCOR SE	609	23,960
Sony Financial Holdings, Inc.	583	8,976
Standard Life PLC	6,973	34,471
Swiss Life Holding AG (b)	119	39,750
Swiss Re AG	1,161	105,861
Tryg A/S	381	7,831
UnipolSai Assicurazioni SpA	3,629	8,223
Zurich Insurance Group AG	539	158,598

		1,863,660

		4,548,066

Company	Shares	U.S. $ Value
Energy - 3.4%
Energy Equipment & Services - 0.0%
Petrofac Ltd.	1,090	5,352

Oil, Gas & Consumable Fuels - 3.4%
BP PLC (Sponsored ADR)	7,550	272,932
Enagas SA	777	23,109
Enbridge, Inc. (Toronto)	2,470	95,081
Exxon Mobil Corp.	14,847	1,195,183
Galp Energia SGPS SA	1,746	26,945
Keyera Corp.	690	20,534
LUKOIL PJSC (Sponsored ADR)	12,500	602,909
Marathon Petroleum Corp.	1,890	98,356
ONEOK, Inc.	746	37,061
Peyto Exploration & Development Corp.	526	9,536
Repsol SA	40,780	685,460
Royal Dutch Shell PLC (Sponsored ADR)	4,750	266,998
Snam SpA	8,716	39,967
Statoil ASA	15,570	271,509
TOTAL SA	8,148	430,443
TransCanada Corp.	3,092	143,539
Valero Energy Corp.	1,621	99,643
Woodside Petroleum Ltd.	2,715	64,873

		4,384,078

		4,389,430

Industrials - 2.8%
Aerospace & Defense - 0.4%
BAE Systems PLC	11,370	97,868
Hexcel Corp.	1,153	59,299
Lockheed Martin Corp.	945	265,668
Meggitt PLC	2,575	16,668
Singapore Technologies Engineering Ltd.	5,066	13,611

		453,114

Air Freight & Logistics - 0.0%
Kuehne & Nagel International AG (REG)	201	32,459

Airlines - 0.2%
International Consolidated Airlines Group SA	11,300	88,129
Japan Airlines Co., Ltd.	516	15,126
Qantas Airways Ltd.	28,382	105,726
Singapore Airlines Ltd.	1,731	12,520

		221,501

Building Products - 0.1%
Allegion PLC	570	44,819
AO Smith Corp.	320	17,558
Cie de Saint-Gobain	1,789	99,993

		162,370

Commercial Services & Supplies - 0.1%
Babcock International Group PLC	6,920	83,266
Edenred	707	18,652
G4S PLC	5,314	22,257

		124,175

Company	Shares	U.S. $ Value
Construction & Engineering - 0.2%
Boskalis Westminster	340	11,720
Bouygues SA	729	31,235
Skanska AB - Class B	1,184	28,141
Vinci SA	1,818	159,015

		230,111

Electrical Equipment - 0.5%
ABB Ltd. (REG)	6,740	169,602
Eaton Corp. PLC	1,618	125,201
Emerson Electric Co.	2,302	136,094
Schneider Electric SE (Paris) (b)	2,013	155,095

		585,992

Industrial Conglomerates - 0.6%
CK Hutchison Holdings Ltd.	9,673	125,978
Koninklijke Philips NV	3,396	120,002
NWS Holdings Ltd.	4,474	8,653
Roper Technologies, Inc.	607	137,910
Siemens AG (REG)	2,739	391,728
Smiths Group PLC	1,378	28,503

		812,774

Machinery - 0.3%
Cummins, Inc.	573	90,362
IDEX Corp.	480	52,066
IMI PLC	890	14,395
Kone Oyj - Class B	1,208	59,779
Metso Oyj	421	14,315
SKF AB - Class B	1,387	28,345
Snap-on, Inc.	490	79,213
WABCO Holdings, Inc. (b)	370	45,073
Wartsila Oyj Abp	552	32,771

		416,319

Professional Services - 0.1%
Adecco Group AG (REG)	606	45,238
Randstad Holding NV	444	25,737
RELX NV	3,560	73,870
SGS SA (REG)	20	47,679

		192,524

Road & Rail - 0.2%
Aurizon Holdings Ltd.	7,346	29,992
ComfortDelGro Corp., Ltd.	6,897	11,952
Union Pacific Corp.	1,690	186,407

		228,351

Trading Companies & Distributors - 0.1%
BOC Aviation Ltd. (g)	12,800	65,847
ITOCHU Corp.	5,358	76,048

		141,895

		3,601,585

Company	Shares	U.S. $ Value
Consumer Discretionary - 2.1%
Auto Components - 0.3%
Bridgestone Corp.	2,329	97,855
Cie Generale des Etablissements Michelin - Class B	656	82,901
Nokian Renkaat Oyj	431	17,602
Sumitomo Rubber Industries Ltd.	612	10,433
Valeo SA	1,738	121,282

		330,073

Automobiles - 0.5%
Daimler AG (REG)	3,448	250,735
General Motors Co.	4,920	166,936
Nissan Motor Co., Ltd.	8,433	80,839
Subaru Corp.	2,203	74,492
Toyota Motor Corp.	600	32,199

		605,201

Diversified Consumer Services - 0.0%
H&R Block, Inc.	739	19,613
Kroton Educacional SA	8,400	37,640

		57,253

Hotels, Restaurants & Leisure - 0.6%
Crown Resorts Ltd.	1,253	12,056
Darden Restaurants, Inc.	436	38,774
Flight Centre Travel Group Ltd.	183	4,863
Las Vegas Sands Corp.	1,565	92,538
McDonald’s Corp.	2,974	448,747
Sands China Ltd.	8,581	39,564
Sodexo SA	358	48,860
Starbucks Corp.	380	24,172
Tabcorp Holdings Ltd.	2,886	9,826
Tatts Group Ltd.	5,165	16,117
William Hill PLC	2,709	10,028

		745,545

Household Durables - 0.1%
Barratt Developments PLC	3,505	27,695
Berkeley Group Holdings PLC	494	20,734
Electrolux AB - Class B	832	26,696
Garmin Ltd.	442	23,002
Persimmon PLC	1,088	34,477
Sekisui House Ltd.	2,159	37,037

		169,641

Leisure Products - 0.0%
Mattel, Inc.	1,184	27,125

Media - 0.3%
Axel Springer SE	174	10,943
CTS Eventim AG & Co. KGaA	3,238	140,960
Eutelsat Communications SA	573	14,749
ITV PLC	12,742	32,144
Pearson PLC	2,848	25,940
ProSiebenSat.1 Media SE	821	34,886
SES SA	1,275	31,569
Shaw Communications, Inc. - Class B	1,467	31,341

Company	Shares	U.S. $ Value
Singapore Press Holdings Ltd.	5,130	11,756
Sky PLC	3,692	47,199

		381,487

Multiline Retail - 0.1%
Dollar Tree, Inc. (b)	404	31,391
Harvey Norman Holdings Ltd.	1,719	4,818
Kohl’s Corp.	670	25,748
Macy’s, Inc.	1,054	24,769
Marks & Spencer Group PLC	5,674	28,014

		114,740

Specialty Retail - 0.1%
Gap, Inc. (The)	802	18,045
Hennes & Mauritz AB - Class B	3,399	84,546
Kingfisher PLC	7,937	33,198
L Brands, Inc.	867	44,737

		180,526

Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	1,002	46,302
HUGO BOSS AG	840	63,322
NIKE, Inc. - Class B	310	16,427
Yue Yuen Industrial Holdings Ltd.	2,335	9,302

		135,353

		2,746,944

Utilities - 1.9%
Electric Utilities - 1.3%
Alliant Energy Corp.	799	33,135
American Electric Power Co., Inc.	1,761	126,405
Cheung Kong Infrastructure Holdings Ltd.	2,372	20,428
CLP Holdings Ltd.	5,879	64,288
Contact Energy Ltd.	2,316	8,464
Duke Energy Corp.	2,467	211,373
EDP - Energias de Portugal SA	8,304	30,553
Emera, Inc.	181	6,456
Endesa SA	1,101	27,512
Entergy Corp.	642	50,757
Eversource Energy	1,136	70,511
Fortis, Inc./Canada	1,430	47,076
Fortum Oyj	1,531	24,362
NextEra Energy, Inc.	1,673	236,629
OGE Energy Corp.	687	24,478
PG&E Corp.	1,811	123,836
Pinnacle West Capital Corp.	415	36,665
Power Assets Holdings Ltd.	4,951	44,322
PPL Corp.	2,433	97,101
Red Electrica Corp. SA	1,522	34,174
Southern Co. (The)	3,512	177,742
SSE PLC	3,632	70,544
Terna Rete Elettrica Nazionale SpA	5,275	29,824
Xcel Energy, Inc.	1,819	87,148

		1,683,783

Company	Shares	U.S. $ Value
Gas Utilities - 0.0%
Gas Natural SDG SA	1,224	30,871

Multi-Utilities - 0.6%
Ameren Corp.	869	49,316
Canadian Utilities Ltd.-Class A	470	14,223
CMS Energy Corp.	1,000	47,410
Consolidated Edison, Inc.	1,091	90,324
DTE Energy Co.	643	70,421
National Grid PLC	12,353	173,474
Public Service Enterprise Group, Inc.	1,811	81,332
SCANA Corp.	507	34,577
Sempra Energy	851	99,133
WEC Energy Group, Inc.	1,130	70,919

		731,129

		2,445,783

Telecommunication Services - 1.5%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	21,988	847,198
BCE, Inc.	570	25,828
BT Group PLC	30,305	120,416
Elisa Oyj	531	20,663
HKT Trust & HKT Ltd.-Class SS	12,583	16,470
Inmarsat PLC	1,495	15,434
Singapore Telecommunications Ltd.	29,233	79,406
Spark New Zealand Ltd.	6,070	16,172
Swisscom AG (REG)	96	46,080
TDC A/S	9,530	56,847
Telia Co. AB	9,250	42,299
Telstra Corp., Ltd.	14,967	48,909
TELUS Corp.	668	22,718

		1,358,440

Wireless Telecommunication Services - 0.5%
NTT DOCOMO, Inc.	4,960	121,892
Rogers Communications, Inc.-Class B	1,297	60,489
SoftBank Group Corp.	1,700	138,024
StarHub Ltd.	1,464	2,856
Vodafone Group PLC	95,295	284,586

		607,847

		1,966,287

Materials - 1.3%
Chemicals - 0.9%
Agrium, Inc. (Toronto)	468	43,244
BASF SE	3,289	310,904
Dow Chemical Co. (The)	4,015	248,769
Ecolab, Inc.	780	103,615
Evonik Industries AG	608	20,970
Givaudan SA (REG)	34	69,843
Incitec Pivot Ltd.	6,297	16,015
Johnson Matthey PLC	1,230	49,421
LyondellBasell Industries NV-Class A	1,241	99,925
Mosaic Co. (The)	1,154	26,115
Syngenta AG (REG)	332	151,182
Yara International ASA	663	24,700

		1,164,703

Company	Shares	U.S. $ Value
Construction Materials - 0.0%
Buzzi Unicem SpA	1,770	45,957
Fletcher Building Ltd.	2,235	11,975

		57,932

Containers & Packaging - 0.1%
Amcor Ltd./Australia	4,146	47,225
International Paper Co.	1,399	73,979
Packaging Corp. of America	352	35,960

		157,164

Metals & Mining - 0.2%
BlueScope Steel Ltd.	2,841	24,259
Rio Tinto Ltd.	1,519	70,723
Rio Tinto PLC	4,430	176,907
voestalpine AG	401	18,195

		290,084

Paper & Forest Products - 0.1%
Stora Enso Oyj-Class R	1,895	23,964
UPM-Kymmene Oyj	1,911	53,848

		77,812

		1,747,695

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Daito Trust Construction Co., Ltd.	302	47,631
First Capital Realty, Inc.	362	5,394
Hang Lung Properties Ltd.	7,593	19,629
Henderson Land Development Co., Ltd.	3,755	24,241
Hysan Development Co., Ltd.	1,961	9,259
LendLease Group	1,983	24,037
New World Development Co., Ltd.	19,422	24,136
Sino Land Co., Ltd.	10,334	17,966
Sun Hung Kai Properties Ltd.	5,183	76,646
Swire Pacific Ltd.-Class A	1,820	17,883
Swire Properties Ltd.	3,762	12,546
Swiss Prime Site AG (REG) (b)	266	24,505
Wharf Holdings Ltd. (The)	4,856	41,253

		345,126

Total Common Stocks (cost $37,255,665)		39,621,555

INVESTMENT COMPANIES - 7.4%
Funds and Investment Trusts - 7.4% (h)
iShares Mortgage Real Estate Capped ETF	44,730	2,067,868
JPMorgan Alerian MLP Index ETN	151,060	4,518,205
PowerShares KBW High Dividend Yield Financial Portfolio	79,460	1,873,667
PowerShares KBW Premium Yield Equity REIT Portfolio	33,590	1,218,645

Total Investment Companies (cost $10,206,160)		9,678,385

Company	Shares	U.S. $ Value
PREFERRED STOCKS - 6.2%
Real Estate - 6.2%
Diversified REITs - 0.9%
Colony NorthStar, Inc.	22,000	553,350
Gramercy Property Trust
7.125%	300	7,996
PS Business Parks, Inc.
6.00%	2,500	63,425
VEREIT, Inc.
6.70%	20,000	520,400
Vornado Realty Trust
Series K
5.70%	1,600	40,976

		1,186,147

Health Care REITs - 0.3%
Sabra Health Care REIT, Inc.
Series A
7.125%	9,400	242,896
Ventas Realty LP/Ventas Capital Corp.
5.45%	6,600	165,330

		408,226

Hotel & Resort REITs - 0.8%
Ashford Hospitality Trust, Inc.
7.375%	9,000	225,000
Hersha Hospitality Trust	13,600	340,486
LaSalle Hotel Properties
6.30%	5,600	143,976
Pebblebrook Hotel Trust
6.50%	9,900	249,282
Summit Hotel Properties, Inc.
7.875%	1,600	41,312

		1,000,056

Industrial REITs - 0.2%
Monmouth Real Estate Investment Corp.
6.125%	5,500	137,940
STAG Industrial, Inc.
6.625%	1,000	25,560
Terreno Realty Corp.
7.75%	800	20,568

		184,068

Office REITs - 0.6%
Corporate Office Properties Trust
7.375%	12,900	326,628
Digital Realty Trust, Inc.
7.375%	7,200	201,456
Kilroy Realty Corp.
6.375%	5,100	128,928
SL Green Realty Corp.
6.50%	5,100	129,999

		787,011

Company	Shares	U.S. $ Value
Residential REITs - 0.7%
American Homes 4 Rent	18,800	467,168
Apartment Investment & Management Co.
6.875%	9,400	254,834
Equity LifeStyle Properties, Inc.
6.75%	8,000	204,880
Sun Communities, Inc.
7.125%	700	17,913

		944,795

Retail REITs - 1.7%
CBL & Associates Properties, Inc.	8,800	200,374
Cedar Realty Trust, Inc.
Series B
7.25%	8,000	200,720
DDR Corp.
6.37%	15,800	395,442
GGP, Inc.
6.375%	10,000	252,600
National Retail Properties, Inc.
Series E
5.70%	20,000	507,000
Pennsylvania Real Estate Investment Trust
7.375%	6,700	168,405
Taubman Centers, Inc.
6.50%	4,000	101,600
Urstadt Biddle Properties, Inc.
7.125%	9,800	252,938
Washington Prime Group, Inc.
7.50%	5,000	125,000

		2,204,079

Specialized REITs - 1.0%
CoreSite Realty Corp.
7.25%	1,900	48,830
Digital Realty Trust, Inc.
5.875%	10,800	275,292
DuPont Fabros Technology, Inc.
6.625%	9,100	244,699
Public Storage	28,800	776,352

		1,345,173

Total Preferred Stocks (cost $8,080,919)		8,059,555

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.64% (h) (i) (cost $106,415)	106,415	106,415

Company	Shares	U.S. $ Value
Total Investments - 99.2% (cost $124,109,039) (j)		129,040,237
Other assets less liabilities - 0.8% (k)		990,334

Net Assets - 100.0%		$130,030,571

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	28	June 2017	$2,695,733	$2,739,671	$43,938
Euro STOXX 50 Index Futures	91	June 2017	3,600,920	3,632,047	31,127
FTSE 100 Index Futures	19	June 2017	1,768,315	1,838,001	69,686
Mini MSCI Emerging Market Futures	51	June 2017	2,503,859	2,559,690	55,831
TOPIX Index Futures	27	June 2017	3,787,935	3,827,539	39,604
U.S. T-Note 10 Yr (CBT) Futures	132	September 2017	16,604,621	16,671,188	66,567
Sold Contracts
10 Yr Japan Bond (OSE) Futures	3	June 2017	4,090,275	4,081,354	8,921
Canadian 10 Yr Bond Futures	11	September 2017	1,176,020	1,184,484	(8,464)
Euro-Bund Futures	15	June 2017	2,711,352	2,735,131	(23,779)
Long Gilt Futures	19	September 2017	3,120,899	3,132,043	(11,144)
Mini MSCI EAFE Futures	139	June 2017	12,706,676	13,107,005	(400,329)
Mini S&P TSX 60 Futures	29	June 2017	995,449	971,533	23,916
S&P 500 E-Mini Futures	162	June 2017	19,324,810	19,529,910	(205,100)
SPI 200 Futures	28	June 2017	3,066,428	2,985,576	80,852

					$(228,374)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	INR	270,118	USD	4,201	6/15/17	$16,027
Bank of America, NA	USD	1,847	MXN	35,321	6/15/17	43,379
Bank of America, NA	USD	4,160	INR	270,118	9/15/17	(13,620)
Barclays Bank PLC	CHF	3,318	USD	3,344	6/15/17	(84,660)
Barclays Bank PLC	SEK	14,584	USD	1,657	6/15/17	(22,550)
Barclays Bank PLC	TWD	85,927	USD	2,858	6/15/17	5,726
Barclays Bank PLC	USD	4,192	IDR	55,835,411	6/15/17	1,810
Barclays Bank PLC	USD	1,172	MYR	5,097	6/15/17	16,557
BNP Paribas SA	PEN	759	USD	233	6/15/17	874
BNP Paribas SA	PHP	69,942	USD	1,402	6/15/17	(1,689)
Citibank, NA	CLP	2,645,501	USD	4,001	6/15/17	76,293
Citibank, NA	KRW	2,793,140	USD	2,473	6/15/17	(22,704)
Citibank, NA	USD	2,225	COP	6,484,697	6/15/17	(5,265)
Credit Suisse International	CNY	23,847	USD	3,452	6/15/17	(44,030)
Deutsche Bank AG	USD	2,518	JPY	278,084	6/15/17	(5,535)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	4,177	INR	270,118	6/15/17	$8,008
Standard Chartered Bank	NOK	21,455	USD	2,505	6/15/17	(34,845)
State Street Bank & Trust Co.	USD	459	EUR	421	6/15/17	14,085
State Street Bank & Trust Co.	USD	832	NZD	1,198	6/15/17	16,261
State Street Bank & Trust Co.	USD	636	THB	21,875	6/15/17	6,681
UBS AG	USD	1,371	CAD	1,863	6/15/17	8,715
UBS AG	USD	923	GBP	719	6/15/17	4,009

						$(16,473)

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NOK	35,830	4/27/27	6 Month NIBOR	1.935%	$46,942
Morgan Stanley & Co., LLC/(CME Group)	SEK	18,360	4/27/27	3 Month STIBOR	1.108%	22,359
Morgan Stanley & Co., LLC/(CME Group)	NZD	4,600	4/27/27	3 Month BKBM	3.370%	55,778
Morgan Stanley & Co., LLC/(CME Group)	CHF	4,300	4/27/27	0.150%	6 Month LIBOR	(16,526)

						$108,553

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC MS Global Equity Long Index	439,416	FedFundEffective Plus 0.55%	USD 44,100	7/05/17	$	– 0	–

(a)	When-Issued or delayed delivery security.
(b)	Non-income producing security.
(c)	Defaulted.
(d)	Illiquid security.
(e)	Defaulted matured security.
(f)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of May 31, 2017 and the aggregate market value of these securities amounted to $884,151 or 0.68% of net assets.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the aggregate market value of these securities amounted to $824,547 or 0.6% of net assets.

(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(j)	As of May 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,505,798 and gross unrealized depreciation of investments was $(1,574,600), resulting in net unrealized appreciation of $4,931,198.
(k)	An amount of U.S. $2,240,961 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2017.

As of May 31, 2017, the Strategy’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.4% and 0.0%, respectively.

Currency Abbreviations:

CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
SEK	-	Swedish Krona
THB	-	Thailand Baht
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
Glossary:
ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
ETN	-	Exchange Traded Note
FedFundEffective	-	Federal Funds Effective Rate
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
NIBOR	-	Norwegian Interbank Offered Rate
OSE	-	Osaka Securities Exchange
OSF	-	Order of St. Francis
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

REIT	-	Real Estate Investment Trust
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
XLCA	-	XL Capital Assurance Inc.

The following table represents the equity basket holdings underlying the total return swap with MS (Morgan Stanley) Global Equity Long Index as of May 31, 2017.

Security Description	Shares
MS Global Equity Long Index
Aena SA	390
Aetna, Inc.	1,264
Alphabet, Inc.	117
Altria Group, Inc.	2,099
Amadeus IT Group SA	2,349
Amcor Ltd./Australia	11,379
Amdocs Ltd.	2,179
Anthem, Inc.	1,007
Aon PLC	398
Apple, Inc.	1,461
Aristocrat Leisure Ltd.	8,096
AutoZone, Inc.	73
Bandai Namco Holdings, Inc.	3,265
Bemis Co., Inc.	1,048
Booz Allen Hamilton Holding Corp.	4,213
British American Tobacco PLC	2,938
CGI Group, Inc.	1,337
Check Point Software Technologies Ltd.	943
Comcast Corp.	3,446
Covestro AG	1,513
DBS Group Holdings Ltd.	7,595
Diageo PLC	1,779
Direct Line Insurance Group PLC	15,809
DNB ASA	6,281
EDP - Energias de Portugal SA	15,899
Endesa SA	2,241
Equifax, Inc.	710
Euler Hermes Group	369
Experian PLC	4,473

Security Description	Shares
Fidelity National Information Services, Inc.	892
FNF Group	3,748
G4S PLC	12,409
Gilead Sciences, Inc.	1,506
Helen of Troy Ltd.	835
Home Depot, Inc. (The)	806
HUGO BOSS AG	1,364
IG Group Holdings PLC	5,894
Imperial Brands PLC	792
Informa PLC	5,815
Kone OYJ	1,055
Logitech International SA	2,206
Marsh & McLennan Cos., Inc.	2,185
Mastercard, Inc.	634
Merck & Co., Inc.	2,405
Microsoft Corp.	3,604
Mitsubishi UFJ Financial Group, Inc.	23,221
MSC Industrial Direct Co., Inc.	997
National Australia Bank Ltd.	3,244
Nice Ltd.	2,020
Nielsen Holdings PLC	1,515
Nippon Shokubai Co., Ltd.	706
Nordea Bank AB	6,710
Omnicom Group, Inc.	1,858
Oracle Corp.	4,939
Oracle Corp. Japan	2,364
Oversea-Chinese Banking Corp., Ltd.	11,173
PALTAC Corp.	1,641
Pfizer, Inc.	3,829
Philip Morris International, Inc.	1,743
PNC Financial Services Group, Inc. (The)	388
Procter & Gamble Co. (The)	881
Raytheon Co.	1,119
Reckitt Benckiser Group PLC	1,304
Regal Entertainment Group	6,099
RELX NV	9,035
Republic Services, Inc.	827

Security Description	Shares
Roche Holding AG	318
Ross Stores, Inc.	1,904
Royal Bank of Canada	2,085
Royal Dutch Shell PLC	6,172
Saab AB	1,533
Sage Group PLC (The)	6,076
Salmar ASA	4,387
Sanderson Farms, Inc.	443
Sanofi	1,256
Schlumberger Ltd.	782
Scripps Networks Interactive, Inc.	1,092
Sealed Air Corp.	1,160
Sherwin-Williams Co. (The)	275
SPDR S&P500 ETF Trust	344
Swedbank AB	1,826
Texas Instruments, Inc.	1,928
Thomson Reuters Corp.	2,192
TJX Cos., Inc. (The)	2,258
Toronto-Dominion Bank (The)	2,763
TOTAL SA	1,936
Total System Services, Inc.	2,672
Tryg A/S	4,278
Tyson Foods, Inc.	1,833
UnitedHealth Group, Inc.	1,020
Vantiv, Inc.	923
Wolters Kluwer NV	1,626
WPP PLC	3,376

AB Tax-Managed All Market Income Portfolio

May 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$69,779,315		$1,795,012		$71,574,327
Common Stocks:
Consumer Staples		3,411,865		3,309,964		– 0	–	6,721,829
Health Care		2,786,486		3,128,789		– 0	–	5,915,275
Information Technology		3,858,365		1,335,170		– 0	–	5,193,535
Financials		1,321,479		3,226,587		– 0	–	4,548,066
Energy		2,849,627		1,539,803		– 0	–	4,389,430
Industrials		1,239,670		2,361,915		– 0	–	3,601,585
Consumer Discretionary		1,127,335		1,619,609		– 0	–	2,746,944
Utilities		1,886,967		558,816		– 0	–	2,445,783
Telecommunication Services		972,703		993,584		– 0	–	1,966,287
Materials		631,607		1,116,088		– 0	–	1,747,695
Real Estate		5,394		339,732		– 0	–	345,126
Investment Companies		9,678,385		– 0	–	– 0	–	9,678,385
Preferred Stocks		7,488,763		570,792		– 0	–	8,059,555
Short-Term Investments		106,415		– 0	–	– 0	–	106,415

Investments in Securities:	Level 1		Level 2		Level 3		Total
Total Investments in Securities	37,365,061		89,880,164		1,795,012		129,040,237
Other Financial Instruments (a):
Assets:
Futures	199,173		221,269		– 0	–	420,442
Forward Currency Exchange Contracts	– 0	–	218,425		– 0	–	218,425
Centrally Cleared Interest Rate Swaps	– 0	–	125,079		– 0	–	125,079
Liabilities:
Futures	(648,816)		– 0	–	– 0	–	(648,816)
Forward Currency Exchange Contracts	– 0	–	(234,898)		– 0	–	(234,898)
Centrally Cleared Interest Rate Swaps	– 0	–	(16,526)		– 0	–	(16,526)

Total (b)	$36,915,418		$90,193,513		$1,795,012		$128,903,943

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 8/31/16	$298,956		$298,956
Accrued discounts/(premiums)	906		906
Realized gain (loss)	109		109
Change in unrealized appreciation/depreciation	17,454		17,454
Purchases	1,532,587		1,532,587
Sales	(55,000)		(55,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 5/31/17	$1,795,012		$1,795,012

Net change in unrealized appreciation/depreciation from investments held as of 5/31/17	$18,392		$18,392

As of May 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Strategy’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended May 31, 2017 is as follows:

Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/17 (000)	Dividend Income (000)
$656	$43,041	$43,591	$106	$5

A summary of the Strategy’s transactions of investments in affiliated issuers for the nine months ended May 31, 2017 is as follows:

											Distributions
Affiliated Issuer	Market Value 8/31/16 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 5/31/17 (000)			Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio - Class Z	$	– 0	–	$3,684	$3,667	$(18)	$1	$	– 0	–	$	– 0	–	$	– 0	–
AB Multi-Manager Alternative Strategies Fund - Class Z		7,816		420	8,439	136	67		– 0	–		73			– 0	–
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio		3,804		270	4,211	(1,020)	1,157		– 0	–		98			– 0	–
AB Pooling Portfolio - AB Volatility Management Portfolio		14,306		3,882	16,437	(1,182)	(569)		– 0	–		1,096			1,786

The Strategy may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common directors. For the six months ended May 31, 2017, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were $699,188 and $0, respectively

AB Tax-Managed Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 70.4%
Information Technology - 17.1%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	6,950	$1,024,291
Cisco Systems, Inc.	34,600	1,090,938
Nokia Oyj	260,030	1,646,262
Nokia Oyj (Sponsored ADR) - Class A	304,768	1,926,134
Palo Alto Networks, Inc. (a)	4,885	579,312

		6,266,937

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. - Class A	12,001	895,275
Corning, Inc.	17,025	495,427
Keyence Corp.	5,200	2,359,615
Largan Precision Co., Ltd.	7,000	1,104,398

		4,854,715

Internet Software & Services - 4.7%
Alibaba Group Holding Ltd. (ADR) (a)	26,910	3,295,398
Alphabet, Inc. - Class A (a)	1,345	1,327,636
Alphabet, Inc. - Class C (a)	10,905	10,521,798
Criteo SA (Sponsored ADR) (a)	29,130	1,527,286
Facebook, Inc. - Class A (a)	65,241	9,881,402
NetEase, Inc. (ADR)	1,750	498,365
Tencent Holdings Ltd.	117,100	4,024,417
Yahoo Japan Corp.	294,100	1,320,113

		32,396,415

IT Services - 2.4%
Automatic Data Processing, Inc.	13,660	1,398,374
Booz Allen Hamilton Holding Corp.	37,289	1,470,678
Cognizant Technology Solutions Corp. - Class A	22,281	1,490,822
Fiserv, Inc. (a)	22,440	2,811,283
HCL Technologies Ltd.	36,230	483,086
Vantiv, Inc. - Class A (a)	21,630	1,356,634
Visa, Inc. - Class A	80,914	7,705,440

		16,716,317

Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.	4,450	204,166
ASML Holding NV	10,690	1,411,378
Infineon Technologies AG	30,110	666,771
Intel Corp.	99,159	3,580,631
NVIDIA Corp.	12,986	1,874,529
Realtek Semiconductor Corp.	195,000	651,597
SCREEN Holdings Co., Ltd.	10,500	763,358
SK Hynix, Inc.	32,840	1,664,417
Sumco Corp.	72,300	1,191,628
Taiwan Semiconductor Manufacturing Co., Ltd.	345,000	2,338,814
Texas Instruments, Inc.	16,190	1,335,513
Tokyo Electron Ltd.	4,700	672,719
Xilinx, Inc.	71,562	4,773,901

		21,129,422

Company	Shares	U.S. $ Value
Software - 2.6%
Adobe Systems, Inc. (a)	32,570	4,620,380
Constellation Software, Inc./Canada	6,662	3,445,243
Dassault Systemes SE	11,105	1,023,986
Electronic Arts, Inc. (a)	26,670	3,022,511
Nintendo Co., Ltd.	3,800	1,152,032
Oracle Corp.	87,933	3,991,279
ServiceNow, Inc. (a)	10,068	1,053,616

		18,309,047

Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	40,434	6,176,698
Hewlett Packard Enterprise Co.	69,443	1,306,223
HP, Inc.	109,806	2,059,960
NCR Corp. (a)	8,848	340,913
Pegatron Corp.	240,000	738,775
Samsung Electronics Co., Ltd.	2,964	5,903,408
Samsung Electronics Co., Ltd. (Preference Shares)	650	1,012,662
Xerox Corp.	162,380	1,148,027

		18,686,666

		118,359,519

Financials - 11.9%
Banks - 6.0%
Australia & New Zealand Banking Group Ltd.	65,050	1,351,932
Axis Bank Ltd.	86,700	690,877
Bank of America Corp.	228,924	5,130,187
Bank of Montreal	6,610	443,668
Bank of Queensland Ltd.	100,521	833,092
Barclays PLC	348,340	942,872
BNP Paribas SA	44,550	3,145,245
BOC Hong Kong Holdings Ltd.	264,500	1,193,309
Citigroup, Inc.	30,338	1,836,663
Citizens Financial Group, Inc.	4,183	142,640
Comerica, Inc.	18,653	1,278,850
Danske Bank A/S	28,940	1,083,686
DNB ASA	59,160	1,003,272
Erste Group Bank AG (a)	31,390	1,140,036
Fifth Third Bancorp	12,631	299,860
Hana Financial Group, Inc.	19,056	696,987
HDFC Bank Ltd.	24,056	611,467
HSBC Holdings PLC	82,750	720,541
IndusInd Bank Ltd.	22,380	513,568
ING Groep NV	83,133	1,395,284
Intesa Sanpaolo SpA	212,030	608,046
Itau Unibanco Holding SA (Preference Shares)	59,280	651,247
JPMorgan Chase & Co.	51,202	4,206,244
KB Financial Group, Inc.	16,492	788,316
Mitsubishi UFJ Financial Group, Inc.	199,500	1,237,957
PNC Financial Services Group, Inc. (The)	6,584	781,521
Royal Bank of Canada	6,910	477,615
Sberbank of Russia PJSC (Sponsored ADR)	102,434	1,146,236
Shinhan Financial Group Co., Ltd.	11,400	502,735
SunTrust Banks, Inc.	8,050	429,628
Toronto-Dominion Bank (The)	18,030	859,557
US Bancorp	17,777	904,672
Wells Fargo & Co.	87,162	4,457,465

		41,505,275

Company	Shares	U.S. $ Value
Capital Markets - 1.6%
Amundi SA (b)	8,090	552,732
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	107,400	611,353
Credit Suisse Group AG (REG) (a)	98,711	1,348,038
Franklin Resources, Inc.	4,771	199,380
Goldman Sachs Group, Inc. (The)	4,902	1,035,597
MarketAxess Holdings, Inc.	3,598	685,707
Morgan Stanley	18,903	789,011
Partners Group Holding AG	3,573	2,190,675
S&P Global, Inc.	5,210	744,040
Thomson Reuters Corp.	5,543	242,007
UBS Group AG (a)	153,929	2,453,398

		10,851,938

Consumer Finance - 0.8%
American Express Co.	10,596	815,256
Capital One Financial Corp.	19,599	1,507,555
Discover Financial Services	3,650	214,255
Hitachi Capital Corp.	25,400	589,404
OneMain Holdings, Inc. (a)	32,450	732,072
Shriram Transport Finance Co., Ltd.	13,938	219,940
Synchrony Financial	70,665	1,897,355

		5,975,837

Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. - Class B (a)	9,400	1,553,632
GRENKE AG	3,610	778,568
Haci Omer Sabanci Holding AS	141,730	429,607

		2,761,807

Insurance - 2.6%
Admiral Group PLC	37,442	983,562
AIA Group Ltd.	482,000	3,410,415
Allstate Corp. (The)	22,332	1,928,145
American International Group, Inc.	47,199	3,003,272
Dongbu Insurance Co., Ltd.	800	48,351
First American Financial Corp.	29,186	1,270,175
FNF Group	39,024	1,662,812
Hartford Financial Services Group, Inc. (The)	6,610	326,468
Lincoln National Corp.	13,331	866,248
Loews Corp.	3,979	187,650
Prudential Financial, Inc.	5,852	613,582
Prudential PLC	131,050	2,940,289
Suncorp Group Ltd.	57,873	595,421

		17,836,390

Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp., Ltd.	137,860	3,369,381

		82,300,628

Company	Shares	U.S. $ Value
Health Care - 9.1%
Biotechnology - 0.9%
Biogen, Inc. (a)	15,175	3,759,910
China Biologic Products, Inc. (a)	3,790	431,302
Gilead Sciences, Inc.	19,807	1,285,276
Grifols SA (ADR)	36,110	774,921

		6,251,409

Health Care Equipment & Supplies - 2.5%
Align Technology, Inc. (a)	8,457	1,227,956
Baxter International, Inc.	5,823	345,362
Danaher Corp.	28,234	2,398,196
Edwards Lifesciences Corp. (a)	45,897	5,281,368
Essilor International SA	17,630	2,343,709
Intuitive Surgical, Inc. (a)	5,376	4,917,320
Sartorius AG (Preference Shares)	9,384	957,700

		17,471,611

Health Care Providers & Services - 1.9%
Aetna, Inc.	11,574	1,676,610
Cigna Corp.	13,028	2,100,504
Express Scripts Holding Co. (a)	3,900	233,025
McKesson Corp.	10,128	1,651,776
Quest Diagnostics, Inc.	8,643	940,099
UnitedHealth Group, Inc.	33,489	5,866,603
VCA, Inc. (a)	7,780	716,771

		13,185,388

Health Care Technology - 0.3%
Cerner Corp. (a)	32,220	2,105,577

Life Sciences Tools & Services - 0.6%
Eurofins Scientific SE	6,398	3,393,079
Mettler-Toledo International, Inc. (a)	1,859	1,083,444

		4,476,523

Pharmaceuticals - 2.9%
Johnson & Johnson	29,489	3,781,964
Mallinckrodt PLC (a)	37,391	1,612,674
Merck & Co., Inc.	18,621	1,212,413
Novartis AG (REG)	7,110	581,848
Pfizer, Inc.	29,546	964,677
Roche Holding AG	9,620	2,641,160
Sanofi	20,850	2,065,268
Shire PLC	40,500	2,332,489
Teva Pharmaceutical Industries Ltd.	10,915	313,544
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	71,456	1,990,764
Zoetis, Inc.	35,909	2,236,413

		19,733,214

		63,223,722

Consumer Discretionary - 8.6%
Auto Components - 1.1%
Faurecia	20,000	1,054,024

Company	Shares	U.S. $ Value
Hankook Tire Co., Ltd.	12,490	679,490
Lear Corp.	9,913	1,477,433
Magna International, Inc. - Class A	61,292	2,745,269
Sumitomo Electric Industries Ltd.	40,900	648,093
Valeo SA	17,410	1,214,916

		7,819,225

Automobiles - 0.6%
General Motors Co.	21,027	713,446
Honda Motor Co., Ltd.	43,000	1,204,654
Peugeot SA	61,890	1,223,867
Tata Motors Ltd. - Class A	165,246	735,166
Toyota Motor Corp.	7,600	407,850

		4,284,983

Diversified Consumer Services - 0.1%
Kroton Educacional SA	96,700	433,304
Tarena International, Inc. (ADR) (a)	20,700	354,591

		787,895

Hotels, Restaurants & Leisure - 0.6%
IMAX China Holding, Inc. (a)(b)	96,500	420,360
Sodexo SA	4,374	596,964
Starbucks Corp.	51,480	3,274,643

		4,291,967

Household Durables - 0.2%
Panasonic Corp.	92,300	1,183,598

Internet & Direct Marketing Retail - 0.4%
Ctrip.com International Ltd. (ADR) (a)	10,200	557,430
Priceline Group, Inc. (The) (a)	1,148	2,154,899

		2,712,329

Media - 1.9%
CBS Corp. - Class B	14,054	858,840
Comcast Corp. - Class A	139,700	5,824,093
CTS Eventim AG & Co. KGaA	39,955	1,739,368
Naspers Ltd. - Class N	5,314	1,101,167
Regal Entertainment Group - Class A	17,299	359,819
Scripps Networks Interactive, Inc. - Class A	9,765	646,638
Walt Disney Co. (The)	24,978	2,696,125

		13,226,050

Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	28,754	2,234,186
Target Corp.	7,505	413,900

		2,648,086

Specialty Retail - 2.3%
ABC-Mart, Inc.	24,100	1,408,142
Burlington Stores, Inc. (a)	10,235	1,001,495
Foot Locker, Inc.	10,507	624,221
Home Depot, Inc. (The)	37,938	5,823,862
Industria de Diseno Textil SA	911	37,332
Michaels Cos., Inc. (The) (a)	53,477	1,033,710

Company	Shares	U.S. $ Value
O’Reilly Automotive, Inc. (a)	3,650	883,592
TJX Cos., Inc./(The)	49,673	3,735,907
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,427	1,044,687

		15,592,948

Textiles, Apparel & Luxury Goods - 1.0%
HUGO BOSS AG	10,840	817,151
Kering	1,930	638,614
NIKE, Inc. - Class B	84,200	4,461,758
Samsonite International SA	234,600	941,899

		6,859,422

		59,406,503

Consumer Staples - 6.6%
Beverages - 1.1%
Asahi Group Holdings Ltd.	8,100	323,177
Constellation Brands, Inc. - Class A	11,640	2,127,210
Monster Beverage Corp. (a)	69,661	3,522,060
PepsiCo, Inc.	15,347	1,793,604

		7,766,051

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	15,820	2,854,402
Koninklijke Ahold Delhaize NV	98,352	2,170,752
Kroger Co. (The)	65,505	1,950,739
Lenta Ltd. (GDR) (a)(b)	127,112	781,739
Loblaw Cos., Ltd.	8,170	461,768
Sugi Holdings Co., Ltd.	5,000	266,363
Tesco PLC (a)	248,970	590,200
Wal-Mart Stores, Inc.	19,166	1,506,448
X5 Retail Group NV (GDR) (a)(b)	12,464	451,197

		11,033,608

Food Products - 0.6%
Archer-Daniels-Midland Co.	9,579	398,295
BRF SA	43,200	578,323
Gruma SAB de CV - Class B	49,610	645,521
Orkla ASA	86,260	863,090
Tyson Foods, Inc. - Class A	14,954	857,462
WH Group Ltd. (b)	780,500	731,187

		4,073,878

Household Products - 0.6%
Henkel AG & Co. KGaA (Preference Shares)	7,600	1,067,411
Procter & Gamble Co. (The)	30,393	2,677,319
Reckitt Benckiser Group PLC	4,400	451,283

		4,196,013

Personal Products - 0.4%
Amorepacific Corp.	1,090	333,890
LG Household & Health Care Ltd.	1,060	929,589
Unilever PLC	20,770	1,157,900

		2,421,379

Company	Shares	U.S. $ Value
Tobacco - 2.3%
Altria Group, Inc.	20,939	1,579,638
British American Tobacco PLC	88,671	6,343,754
Imperial Brands PLC	14,811	693,039
Japan Tobacco, Inc.	103,400	3,885,866
Philip Morris International, Inc.	28,306	3,391,059

		15,893,356

		45,384,285

Industrials - 5.4%
Aerospace & Defense - 0.9%
Airbus SE	18,790	1,545,303
BAE Systems PLC	86,840	747,480
Hexcel Corp.	15,828	814,034
L3 Technologies, Inc.	14,111	2,378,974
United Technologies Corp.	8,026	973,393

		6,459,184

Airlines - 0.9%
Air Canada (a)	51,170	674,262
Delta Air Lines, Inc.	10,090	495,722
International Consolidated Airlines Group SA	141,230	1,101,449
Japan Airlines Co., Ltd.	45,200	1,325,015
JetBlue Airways Corp. (a)	54,746	1,227,405
Qantas Airways Ltd.	354,711	1,321,334
United Continental Holdings, Inc. (a)	4,778	380,663

		6,525,850

Building Products - 0.3%
Allegion PLC	9,159	720,172
AO Smith Corp.	24,350	1,336,085

		2,056,257

Commercial Services & Supplies - 0.3%
Babcock International Group PLC	86,584	1,041,837
IWG PLC	150,665	644,892
Republic Services, Inc. - Class A	3,709	235,930

		1,922,659

Construction & Engineering - 0.1%
IRB Infrastructure Developers Ltd.	69,916	245,376
Quanta Services, Inc. (a)	13,748	421,513

		666,889

Electrical Equipment - 0.3%
Eaton Corp. PLC	26,098	2,019,463
Emerson Electric Co.	3,417	202,013

		2,221,476

Industrial Conglomerates - 0.5%
General Electric Co.	27,634	756,619
Roper Technologies, Inc.	11,300	2,567,360

		3,323,979

Company	Shares	U.S. $ Value
Machinery - 1.1%
Cummins, Inc.	4,468	704,604
Deere & Co.	3,187	390,280
FANUC Corp.	2,600	511,791
IDEX Corp.	8,400	911,148
IHI Corp. (a)	315,000	1,184,139
Ingersoll-Rand PLC	12,416	1,112,474
Oshkosh Corp.	21,876	1,380,813
Parker-Hannifin Corp.	1,898	298,878
Snap-on, Inc.	5,220	843,865
WABCO Holdings, Inc. (a)	4,984	607,151

		7,945,143

Professional Services - 0.3%
Teleperformance	14,659	1,917,335

Road & Rail - 0.4%
Canadian National Railway Co. (Toronto)	5,850	453,544
CSX Corp.	12,539	679,238
Union Pacific Corp.	12,210	1,346,763

		2,479,545

Trading Companies & Distributors - 0.3%
BOC Aviation Ltd. (b)	157,800	811,768
Brenntag AG	9,610	557,569
United Rentals, Inc. (a)	5,999	652,271

		2,021,608

		37,539,925

Energy - 4.6%
Energy Equipment & Services - 0.6%
Helmerich & Payne, Inc.	23,169	1,220,080
Petrofac Ltd.	26,545	130,335
Schlumberger Ltd.	38,019	2,645,742

		3,996,157

Oil, Gas & Consumable Fuels - 4.0%
Canadian Natural Resources Ltd.	45,329	1,308,195
Canadian Natural Resources Ltd. (Toronto)	26,240	756,402
Chevron Corp.	8,865	917,350
CNOOC Ltd.	378,000	429,166
Devon Energy Corp.	41,106	1,396,782
EOG Resources, Inc.	27,209	2,457,245
Exxon Mobil Corp.	27,136	2,184,448
Hess Corp.	30,216	1,386,612
JXTG Holdings, Inc.	256,700	1,119,710
LUKOIL PJSC (Sponsored ADR)	27,160	1,306,302
Marathon Petroleum Corp.	36,434	1,896,025
Novatek PJSC (Sponsored GDR) (b)	5,460	615,937
PetroChina Co., Ltd. - Class H	988,000	657,012
QEP Resources, Inc. (a)	69,373	693,730
Royal Dutch Shell PLC - Class A	226,650	6,162,419
TOTAL SA	50,763	2,681,708
Valero Energy Corp.	12,600	774,522
YPF SA (Sponsored ADR)	42,601	1,050,541

		27,794,106

		31,790,263

Company	Shares	U.S. $ Value
Materials - 2.6%
Chemicals - 1.1%
Air Water, Inc.	35,700	642,947
Arkema SA	9,715	1,015,872
CF Industries Holdings, Inc.	44,133	1,187,178
Ecolab, Inc.	10,780	1,432,015
Incitec Pivot Ltd.	221,260	562,734
Johnson Matthey PLC	15,870	637,649
LG Chem Ltd.	1,850	498,790
LyondellBasell Industries NV - Class A	10,928	879,923
Mosaic Co. (The)	4,700	106,361
Nippon Shokubai Co., Ltd.	9,400	574,554

		7,538,023

Construction Materials - 0.2%
Anhui Conch Cement Co., Ltd. - Class H	191,000	632,745
Buzzi Unicem SpA	22,110	574,070

		1,206,815

Containers & Packaging - 0.0%
WestRock Co.	3,285	178,770

Metals & Mining - 1.2%
BHP Billiton PLC	96,660	1,460,625
BlueScope Steel Ltd.	36,427	311,042
Boliden AB	26,920	735,962
Gerdau SA (Preference Shares)	329,700	971,998
Glencore PLC (a)	667,730	2,459,576
Goldcorp, Inc.	28,450	386,887
MMC Norilsk Nickel PJSC (ADR)	12,130	168,850
MMC Norilsk Nickel PJSC (ADR) (London)	42,569	592,389
Newmont Mining Corp.	6,873	234,713
POSCO	2,190	552,503
Vedanta Ltd.	111,520	412,327

		8,286,872

Paper & Forest Products - 0.1%
Mondi PLC	31,250	816,928

		18,027,408

Telecommunication Services - 2.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	36,079	1,390,124
BT Group PLC	539,620	2,144,155
China Unicom Hong Kong Ltd. (a)	1,070,000	1,536,407
Nippon Telegraph & Telephone Corp.	56,200	2,702,752
TDC A/S	124,540	742,884
Tower Bersama Infrastructure Tbk PT	594,900	257,257

		8,773,579

Wireless Telecommunication Services - 1.0%
SoftBank Group Corp.	21,900	1,778,079
T-Mobile US, Inc. (a)	43,877	2,958,187
Vodafone Group PLC	661,387	1,975,149

		6,711,415

		15,484,994

Company	Shares	U.S. $ Value
Utilities - 1.4%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	28,079	2,015,511
Edison International	18,200	1,484,574
EDP - Energias de Portugal SA	173,900	639,832
Enel SpA	131,670	704,881
Exelon Corp.	6,578	238,847
PG&E Corp.	2,729	186,609
Portland General Electric Co.	25,818	1,222,224

		6,492,478

Multi-Utilities - 0.4%
DTE Energy Co.	2,669	292,309
NiSource, Inc.	59,671	1,555,623
Public Service Enterprise Group, Inc.	8,000	359,280
WEC Energy Group, Inc.	4,456	279,659

		2,486,871

Water Utilities - 0.1%
Pennon Group PLC	40,550	481,359

		9,460,708

Real Estate - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Mid-America Apartment Communities, Inc.	12,706	1,295,249

Real Estate Management & Development - 0.7%
Ayala Land, Inc.	914,800	723,927
Daito Trust Construction Co., Ltd.	12,400	1,955,714
Global Logistic Properties Ltd.	151,000	316,492
LendLease Group	72,910	883,789
Wharf Holdings Ltd. (The)	74,000	628,651

		4,508,573

		5,803,822

Total Common Stocks (cost $381,090,735)		486,781,777

INVESTMENT COMPANIES - 26.9%
Funds and Investment Trusts - 26.9% (c)
AB All Market Real Return Portfolio - Class Z	3,654,149	30,329,436
AB Multi-Manager Alternative Strategies Fund - Class Z	5,337,781	52,150,124
AB Pooling Portfolio - AB Volatility Management Portfolio	10,702,408	103,920,378

Total Investment Companies (cost $193,585,876)		186,399,938

Company	Shares	U.S. $ Value
RIGHTS - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG, expiring 6/07/17 (a) (cost $0)	98,711	45,862

SHORT-TERM INVESTMENTS - 2.2%
Investment Companies - 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.64% (c) (d) (cost $15,326,337)	15,326,337	15,326,337

Total Investments - 99.5% (cost $590,002,948) (e)		688,553,914
Other assets less liabilities - 0.5%		3,301,171

Net Assets - 100.0%		$691,855,085

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	301	RUB	17,054	6/22/17	$(1,472)
Bank of America, NA	JPY	192,542	USD	1,728	8/16/17	(16,226)
Bank of America, NA	USD	945	ZAR	13,133	8/16/17	43,338
Barclays Bank PLC	ILS	2,177	USD	606	8/16/17	(10,320)
Barclays Bank PLC	INR	27,404	USD	421	8/16/17	(839)
Barclays Bank PLC	JPY	69,651	USD	625	8/16/17	(5,929)
Barclays Bank PLC	NOK	10,760	USD	1,241	8/16/17	(33,822)
Barclays Bank PLC	TWD	358	USD	12	8/16/17	(22)
Barclays Bank PLC	USD	568	CNY	3,966	8/16/17	11,119
Barclays Bank PLC	USD	830	KRW	933,124	8/16/17	4,227
Barclays Bank PLC	USD	338	TWD	10,173	8/16/17	890
BNP Paribas SA	KRW	594,821	USD	526	8/16/17	(5,801)
BNP Paribas SA	USD	982	SEK	8,540	8/16/17	4,838
Citibank, NA	BRL	6,320	USD	1,921	6/02/17	(31,784)
Citibank, NA	USD	1,557	BRL	5,050	6/02/17	3,729
Citibank, NA	USD	396	BRL	1,270	6/02/17	(3,976)
Citibank, NA	GBP	4,260	USD	5,516	8/16/17	14,824
Citibank, NA	KRW	6,150,996	USD	5,416	8/16/17	(83,319)
Citibank, NA	USD	809	EUR	738	8/16/17	23,087
Citibank, NA	USD	2,040	SEK	18,006	8/16/17	40,020
Citibank, NA	USD	506	ZAR	6,909	8/16/17	14,060
Credit Suisse International	BRL	2,265	USD	698	6/02/17	(1,672)
Credit Suisse International	USD	707	BRL	2,265	6/02/17	(7,101)
Credit Suisse International	USD	2,489	INR	162,592	8/16/17	14,348
Credit Suisse International	USD	560	NOK	4,718	8/16/17	(1,070)
Deutsche Bank AG	BRL	6,045	USD	1,854	6/02/17	(13,871)
Deutsche Bank AG	USD	1,848	BRL	6,045	6/02/17	20,164
Deutsche Bank AG	BRL	3,780	USD	1,142	7/05/17	(18,128)
Deutsche Bank AG	USD	684	BRL	2,265	7/05/17	10,863
Goldman Sachs Bank USA	AUD	3,999	USD	2,931	8/16/17	(36,888)
Goldman Sachs Bank USA	USD	5,025	AUD	6,855	8/16/17	63,233
Goldman Sachs Bank USA	USD	4,393	CAD	6,018	8/16/17	68,003
JPMorgan Chase Bank, NA	EUR	1,392	USD	1,488	8/16/17	(81,693)
JPMorgan Chase Bank, NA	USD	811	SEK	7,120	8/16/17	11,916
JPMorgan Chase Bank, NA	USD	743	TRY	2,729	8/16/17	13,375
Morgan Stanley & Co., Inc.	HKD	29,985	USD	3,860	8/16/17	5,016
Morgan Stanley & Co., Inc.	JPY	76,329	USD	671	8/16/17	(20,074)
Morgan Stanley & Co., Inc.	USD	1,369	CHF	1,354	8/16/17	35,345
Morgan Stanley & Co., Inc.	USD	3,354	JPY	381,269	8/16/17	100,268

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	848	EUR	753	8/16/17	1,355
Standard Chartered Bank	USD	840	ZAR	11,283	8/16/17	8,845
State Street Bank & Trust Co.	CAD	458	USD	341	8/16/17	1,006
State Street Bank & Trust Co.	CHF	2,962	USD	2,972	8/16/17	(100,964)
State Street Bank & Trust Co.	EUR	3,882	USD	4,244	8/16/17	(134,413)
State Street Bank & Trust Co.	GBP	342	USD	443	8/16/17	1,036
State Street Bank & Trust Co.	GBP	415	USD	521	8/16/17	(14,576)
State Street Bank & Trust Co.	HKD	1,930	USD	249	8/16/17	493
State Street Bank & Trust Co.	SGD	495	USD	351	8/16/17	(7,163)
State Street Bank & Trust Co.	USD	1,580	CHF	1,575	8/16/17	53,686
State Street Bank & Trust Co.	USD	260	EUR	232	8/16/17	1,201
State Street Bank & Trust Co.	USD	392	GBP	304	8/16/17	386
State Street Bank & Trust Co.	USD	929	JPY	103,380	8/16/17	7,393
State Street Bank & Trust Co.	USD	412	NOK	3,566	8/16/17	10,805
State Street Bank & Trust Co.	USD	426	SEK	3,770	8/16/17	9,943
State Street Bank & Trust Co.	USD	318	TRY	1,164	8/16/17	4,822

						$(27,489)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the aggregate market value of these securities amounted to $4,364,920 or 0.6% of net assets.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of May 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $116,507,345 and gross unrealized depreciation of investments was $(17,956,379), resulting in net unrealized appreciation of $98,550,966.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound

HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

AB Tax-Managed Wealth Appreciation Strategy

May 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$88,230,083		$30,129,436		$	– 0	–	$118,359,519
Financials	43,931,625		38,369,003			– 0	–	82,300,628
Health Care	48,594,925		14,628,797			– 0	–	63,223,722
Consumer Discretionary	43,353,848		16,052,655			– 0	–	59,406,503
Consumer Staples	25,576,784		19,807,501			– 0	–	45,384,285
Industrials	24,584,637		12,955,288			– 0	–	37,539,925
Energy	19,373,307		12,416,956			– 0	–	31,790,263
Materials	5,546,695		12,480,713			– 0	–	18,027,408
Telecommunication Services	4,348,311		11,136,683			– 0	–	15,484,994
Utilities	7,634,636		1,826,072			– 0	–	9,460,708
Real Estate	1,295,249		4,508,573			– 0	–	5,803,822
Investment Companies	186,399,938		– 0	–		– 0	–	186,399,938
Rights	45,862		– 0	–		– 0	–	45,862
Short-Term Investments	15,326,337		– 0	–		– 0	–	15,326,337

Total Investments in Securities	514,242,237		174,311,677			– 0	–	688,553,914

Other Financial Instruments (a):
Assets:
Forward Currency Exchange Contracts	– 0	–	603,634			– 0	–	603,634
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(631,123)			– 0	–	(631,123)

Total (b)	$514,242,237		$174,284,188		$	– 0	–	$688,526,425

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Strategy managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Strategy’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the nine months ended May 31, 2017 is as follows:

Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/17 (000)	Dividend Income (000)
$9,927	$99,967	$94,568	$15,326	$39

A summary of the Strategy’s transactions of investments in affiliated issuers for the nine months ended May 31, 2017 is as follows:

										Distributions
Affiliated Issuer	Market Value 8/31/16 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 5/31/17 (000)		Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio - Class Z	$	– 0	–	$32,298	$1,617	$6	$(358)	$30,329		$	– 0	–	$	– 0	–
AB Multi-Manager Alternative Strategies Fund - Class Z		55,140		2,081	4,332	(3)	(736)	52,150			516			3,233
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio		30,284		3,094	34,472	(7,624)	8,718	– 0	–		782			– 0	–
AB Pooling Portfolio - AB Volatility Management Portfolio		102,845		22,010	10,491	(926)	(9,518)	103,920			7,923			12,904

AB Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 64.4%
Information Technology - 14.9%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	14,738	$2,172,087
Cisco Systems, Inc.	60,161	1,896,876
Infinera Corp. (a)	40,342	392,124
Lumentum Holdings, Inc. (a)	12,960	739,368
NETGEAR, Inc. (a)	8,979	376,669
Nokia Oyj	464,074	2,938,074
Nokia Oyj (Sponsored ADR) - Class A	414,446	2,619,299
Palo Alto Networks, Inc. (a)	6,693	793,723

		11,928,220

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. - Class A	16,385	1,222,321
Anixter International, Inc. (a)	11,540	871,270
Avnet, Inc.	19,436	712,912
CDW Corp./DE	13,259	797,927
Coherent, Inc. (a)	3,046	755,865
Corning, Inc.	24,399	710,011
Keyence Corp.	6,900	3,131,028
VeriFone Systems, Inc. (a)	39,663	725,436
Vishay Intertechnology, Inc.	36,177	591,494

		9,518,264

Internet Software & Services - 3.9%
2U, Inc. (a)	19,431	830,675
Alibaba Group Holding Ltd. (ADR) (a)	40,217	4,924,974
Alphabet, Inc. - Class A (a)	1,833	1,809,336
Alphabet, Inc. - Class C (a)	14,839	14,317,558
CoStar Group, Inc. (a)	4,500	1,177,065
Criteo SA (Sponsored ADR) (a)	38,027	1,993,756
Facebook, Inc. - Class A (a)	89,515	13,557,942
GrubHub, Inc. (a)	20,272	881,224
LogMeIn, Inc.	9,484	1,052,724
NetEase, Inc. (ADR)	3,070	874,275
Pandora Media, Inc. (a)	44,898	399,592
Tencent Holdings Ltd.	192,400	6,612,277
Trade Desk, Inc. (The) - Class A (a)	17,079	939,345
Wix.com Ltd. (a)	7,455	549,433
Yahoo Japan Corp.	522,500	2,345,322

		52,265,498

IT Services - 1.9%
Amdocs Ltd.	15,998	1,036,350
Automatic Data Processing, Inc.	18,730	1,917,390
Booz Allen Hamilton Holding Corp.	80,434	3,172,317
Cognizant Technology Solutions Corp. - Class A	30,563	2,044,970
Convergys Corp.	19,256	468,113
Fiserv, Inc. (a)	30,784	3,856,620
Genpact Ltd.	33,343	910,931
Vantiv, Inc. - Class A (a)	38,349	2,405,250
Visa, Inc. - Class A	110,038	10,478,919

		26,290,860

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	5,565	255,322
ASML Holding NV	20,517	2,708,816
Cypress Semiconductor Corp.	67,600	945,724
Infineon Technologies AG	55,658	1,232,518
Integrated Device Technology, Inc. (a)	27,225	696,416
Intel Corp.	131,428	4,745,865
Mellanox Technologies Ltd. (a)	8,888	422,180
Microsemi Corp. (a)	10,738	527,343
NVIDIA Corp.	17,810	2,570,873
ON Semiconductor Corp. (a)	26,030	402,944
Qorvo, Inc. (a)	9,370	730,392
SCREEN Holdings Co., Ltd.	18,700	1,359,504
SK Hynix, Inc. (GDR)	57,847	2,941,520
Sumco Corp.	129,100	2,127,789
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	122,386	4,327,569
Texas Instruments, Inc.	22,135	1,825,916
Tokyo Electron Ltd.	9,400	1,345,439
Xilinx, Inc.	97,734	6,519,835

		35,685,965

Software - 2.7%
8x8, Inc. (a)	7,343	100,232
Adobe Systems, Inc. (a)	44,322	6,287,519
Aspen Technology, Inc. (a)	12,872	787,251
Constellation Software, Inc./Canada	11,928	6,168,547
CyberArk Software Ltd. (a)	13,037	638,943
Dassault Systemes SE	21,270	1,961,295
Electronic Arts, Inc. (a)	36,576	4,145,158
Ellie Mae, Inc. (a)	7,746	848,652
Guidewire Software, Inc. (a)	9,890	656,894
HubSpot, Inc. (a)	10,422	751,426
Nintendo Co., Ltd.	6,400	1,940,264
Oracle Corp.	119,801	5,437,767
ServiceNow, Inc. (a)	13,755	1,439,461
Splunk, Inc. (a)	14,054	860,667
Take-Two Interactive Software, Inc. (a)	12,993	997,083
Tyler Technologies, Inc. (a)	7,053	1,205,217
Ultimate Software Group, Inc. (The) (a)	3,186	703,278
Verint Systems, Inc. (a)	22,225	913,447

		35,843,101

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	55,450	8,470,542
Hewlett Packard Enterprise Co.	97,076	1,826,000
HP, Inc.	141,282	2,650,450
NCR Corp. (a)	33,260	1,281,508
Samsung Electronics Co., Ltd. (GDR) (b)	12,360	12,310,496
Xerox Corp.	243,466	1,721,305

		28,260,301

		199,792,209

Company	Shares	U.S. $ Value
Financials - 10.6%
Banks - 5.6%
Associated Banc-Corp.	30,278	722,130
Australia & New Zealand Banking Group Ltd.	114,745	2,384,742
Axis Bank Ltd. (GDR) (b)	32,450	1,270,512
Bank of America Corp.	310,749	6,963,885
Bank of Montreal	12,857	862,971
Bank of Queensland Ltd.	179,146	1,484,715
Barclays PLC	604,528	1,636,311
BNP Paribas SA	77,735	5,488,118
BOC Hong Kong Holdings Ltd.	470,500	2,122,692
Citigroup, Inc.	44,698	2,706,017
Citizens Financial Group, Inc.	5,571	189,971
Comerica, Inc.	40,419	2,771,127
Danske Bank A/S	51,879	1,942,658
DNB ASA	106,218	1,801,311
Erste Group Bank AG (a)	52,711	1,914,381
Fifth Third Bancorp	17,661	419,272
First Republic Bank/CA	9,744	897,422
Fulton Financial Corp.	39,203	686,052
Hana Financial Group, Inc.	32,930	1,204,438
HDFC Bank Ltd. (ADR)	21,147	1,856,707
HSBC Holdings PLC	138,927	1,209,699
Huntington Bancshares, Inc./OH	81,311	1,019,640
ING Groep NV	150,450	2,525,117
Intesa Sanpaolo SpA	353,376	1,013,390
Itau Unibanco Holding SA (Preference Shares)	90,600	995,327
JPMorgan Chase & Co.	70,688	5,807,019
KB Financial Group, Inc. (ADR)	31,810	1,509,703
Mitsubishi UFJ Financial Group, Inc.	398,000	2,469,709
PNC Financial Services Group, Inc. (The)	10,026	1,190,086
Royal Bank of Canada	13,110	906,156
Sberbank of Russia PJSC (Sponsored ADR)	185,809	2,079,203
Shinhan Financial Group Co., Ltd. (ADR)	20,310	898,311
Signature Bank/New York NY (a)	6,837	977,828
SunTrust Banks, Inc.	11,256	600,733
SVB Financial Group (a)	6,401	1,091,370
Synovus Financial Corp.	18,914	773,204
Texas Capital Bancshares, Inc. (a)	8,627	633,222
Toronto-Dominion Bank (The)	33,573	1,600,549
US Bancorp	20,803	1,058,665
Webster Financial Corp.	17,253	840,566
Wells Fargo & Co.	118,748	6,072,773
Zions Bancorporation	24,502	981,795

		75,579,497

Capital Markets - 1.5%
Affiliated Managers Group, Inc.	5,249	807,559
Amundi SA (b)	14,321	978,452
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	191,300	1,088,937
Credit Suisse Group AG (REG) (a)	171,884	2,347,318
Franklin Resources, Inc.	6,436	268,960

Company	Shares	U.S. $ Value
Goldman Sachs Group, Inc. (The)	7,356	1,554,029
Lazard Ltd. - Class A	20,336	904,952
MarketAxess Holdings, Inc.	4,936	940,703
Morgan Stanley	24,768	1,033,816
Partners Group Holding AG	6,376	3,909,247
S&P Global, Inc.	7,150	1,021,092
Stifel Financial Corp. (a)	14,208	605,687
Thomson Reuters Corp.	6,493	283,484
UBS Group AG (a)	276,265	4,403,251

		20,147,487

Consumer Finance - 0.6%
American Express Co.	4,949	380,776
Capital One Financial Corp.	27,235	2,094,916
Discover Financial Services	5,317	312,108
Hitachi Capital Corp.	48,800	1,132,397
OneMain Holdings, Inc. (a)	57,571	1,298,802
Synchrony Financial	101,370	2,721,785

		7,940,784

Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. - Class B (a)	13,872	2,292,764
GRENKE AG	6,419	1,384,385
Haci Omer Sabanci Holding AS	279,260	846,482

		4,523,631

Insurance - 2.5%
Admiral Group PLC	72,092	1,893,780
AIA Group Ltd.	852,600	6,032,613
Allstate Corp. (The)	30,023	2,592,186
American Financial Group, Inc./OH	10,930	1,091,360
American International Group, Inc.	64,749	4,119,979
Dongbu Insurance Co., Ltd.	870	52,581
First American Financial Corp.	57,205	2,489,562
FNF Group	61,338	2,613,612
Hanover Insurance Group, Inc. (The)	4,400	366,916
Hartford Financial Services Group, Inc. (The)	10,248	506,149
Lincoln National Corp.	18,123	1,177,633
Loews Corp.	5,637	265,841
Prudential Financial, Inc.	8,845	927,398
Prudential PLC	238,195	5,344,237
Reinsurance Group of America, Inc. - Class A	7,727	962,089
Selective Insurance Group, Inc.	11,344	579,678
Suncorp Group Ltd.	105,903	1,089,574
Validus Holdings Ltd.	12,722	679,355

		32,784,543

Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. (a)	46,112	1,672,482

		142,648,424

Consumer Discretionary - 8.3%
Auto Components - 1.1%
Cooper-Standard Holdings, Inc. (a)	3,922	423,615
Dana, Inc.	41,945	885,878
Faurecia	35,280	1,859,299
Hankook Tire Co., Ltd.	23,570	1,282,272

Company	Shares	U.S. $ Value
Lear Corp.	15,809	2,356,173
Magna International, Inc. - Class A	93,547	4,189,970
Sumitomo Electric Industries Ltd.	72,100	1,142,482
Tenneco, Inc.	9,897	562,644
Valeo SA	21,349	1,489,790

		14,192,123

Automobiles - 0.6%
General Motors Co.	26,432	896,838
Honda Motor Co., Ltd.	76,400	2,140,362
Peugeot SA	110,159	2,178,380
Tata Motors Ltd. (Sponsored ADR)	35,430	1,304,887
Toyota Motor Corp.	14,800	794,234

		7,314,701

Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. (a)	13,710	1,051,831
Grand Canyon Education, Inc. (a)	14,741	1,155,695
Kroton Educacional SA	168,600	755,481
Sotheby’s (a)	17,458	918,116
Tarena International, Inc. (ADR) (a)	26,529	454,442

		4,335,565

Hotels, Restaurants & Leisure - 0.9%
Bloomin’ Brands, Inc.	42,324	847,750
Brinker International, Inc.	18,444	723,558
Buffalo Wild Wings, Inc. (a)	4,804	690,335
Dave & Buster’s Entertainment, Inc. (a)	12,735	849,425
IMAX China Holding, Inc. (a)(b)	192,300	837,672
Panera Bread Co. - Class A (a)	667	209,765
Planet Fitness, Inc.	56,345	1,231,138
Sodexo SA	7,215	984,704
Starbucks Corp.	70,614	4,491,757
Vail Resorts, Inc.	6,255	1,337,944

		12,204,048

Household Durables - 0.3%
CalAtlantic Group, Inc.	23,160	834,686
Panasonic Corp.	159,600	2,046,611
PulteGroup, Inc.	22,330	506,221

		3,387,518

Internet & Direct Marketing Retail - 0.3%
Ctrip.com International Ltd. (ADR) (a)	19,501	1,065,730
Expedia, Inc.	4,026	578,858
Priceline Group, Inc. (The) (a)	1,557	2,922,629

		4,567,217

Media - 1.6%
CBS Corp. - Class B	19,388	1,184,801
Comcast Corp. - Class A	190,827	7,955,577
CTS Eventim AG & Co. KGaA	75,740	3,297,201
IMAX Corp. (a)	29,310	734,215
Naspers Ltd. - Class N	9,806	2,031,998
Regal Entertainment Group - Class A	67,259	1,398,988

Company	Shares	U.S. $ Value
Scholastic Corp.	12,818	545,150
Scripps Networks Interactive, Inc. - Class A	13,155	871,124
Walt Disney Co. (The)	34,190	3,690,469

		21,709,523

Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	39,456	3,065,731
Ollie’s Bargain Outlet Holdings, Inc. (a)	23,488	966,531
Target Corp.	10,523	580,344

		4,612,606

Specialty Retail - 2.1%
ABC-Mart, Inc.	46,000	2,687,741
Burlington Stores, Inc. (a)	27,048	2,646,647
Caleres, Inc.	23,467	641,588
Children’s Place, Inc. (The)	4,325	467,965
Five Below, Inc. (a)	21,882	1,122,547
Floor & Decor Holdings, Inc. - Class A (a)	11,450	443,229
Foot Locker, Inc.	12,244	727,416
Home Depot, Inc. (The)	51,772	7,947,520
Lithia Motors, Inc. - Class A	10,337	939,116
Michaels Cos., Inc. (The) (a)	112,925	2,182,840
O’Reilly Automotive, Inc. (a)	4,995	1,209,190
TJX Cos., Inc. (The)	54,241	4,079,466
Ulta Salon Cosmetics & Fragrance, Inc. (a)	7,733	2,357,327

		27,452,592

Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	53,989	368,745
HUGO BOSS AG	19,350	1,458,659
Kering	3,125	1,034,026
NIKE, Inc. - Class B	115,449	6,117,642
Samsonite International SA	440,000	1,766,562

		10,745,634

		110,521,527

Health Care - 8.0%
Biotechnology - 0.9%
Alder Biopharmaceuticals, Inc. (a)	11,668	179,687
Avexis, Inc. (a)	3,410	241,258
BeiGene Ltd. (ADR) (a)	200	7,350
Biogen, Inc. (a)	20,814	5,157,085
Biohaven Pharmaceutical Holding Co., Ltd. (a)	1,330	33,529
Blueprint Medicines Corp. (a)	8,121	291,381
China Biologic Products, Inc. (a)	3,899	443,706
Clovis Oncology, Inc. (a)	7,147	369,214
DBV Technologies SA (Sponsored ADR) (a)	8,904	295,613
Gilead Sciences, Inc.	27,306	1,771,886
Grifols SA (ADR)	64,525	1,384,706
Loxo Oncology, Inc. (a)	7,478	341,371
Neurocrine Biosciences, Inc. (a)	9,113	396,142
Prothena Corp. PLC (a)	6,556	334,422

Company	Shares	U.S. $ Value
Sage Therapeutics, Inc. (a)	4,850	320,634
TESARO, Inc. (a)	2,782	415,380
Ultragenyx Pharmaceutical, Inc. (a)	4,753	255,949

		12,239,313

Health Care Equipment & Supplies - 2.2%
Align Technology, Inc. (a)	20,421	2,965,129
Baxter International, Inc.	7,916	469,498
Danaher Corp.	38,677	3,285,224
DENTSPLY SIRONA, Inc.	7,743	491,835
DexCom, Inc. (a)	11,533	770,866
Edwards Lifesciences Corp. (a)	62,935	7,241,931
Essilor International SA	31,727	4,217,746
Glaukos Corp. (a)	13,150	535,337
Intuitive Surgical, Inc. (a)	7,371	6,742,106
Nevro Corp. (a)	9,210	633,924
Penumbra, Inc. (a)	9,166	759,403
Sartorius AG (Preference Shares)	18,052	1,842,328

		29,955,327

Health Care Providers & Services - 1.6%
Aetna, Inc.	14,469	2,095,979
Cigna Corp.	16,854	2,717,371
LifePoint Health, Inc. (a)	14,778	898,502
McKesson Corp.	13,738	2,240,531
Molina Healthcare, Inc. (a)	12,314	795,115
Quest Diagnostics, Inc.	12,969	1,410,638
Teladoc, Inc. (a)	25,404	777,362
UnitedHealth Group, Inc.	45,913	8,043,039
VCA, Inc. (a)	10,936	1,007,534
WellCare Health Plans, Inc. (a)	5,112	878,242

		20,864,313

Health Care Technology - 0.2%
Cerner Corp. (a)	44,074	2,880,236

Life Sciences Tools & Services - 0.7%
Eurofins Scientific SE	11,681	6,194,835
ICON PLC (a)	19,705	1,854,240
Mettler-Toledo International, Inc. (a)	2,547	1,484,417

		9,533,492

Pharmaceuticals - 2.4%
Akorn, Inc. (a)	13,137	437,068
GW Pharmaceuticals PLC (ADR) (a)	2,834	279,461
Johnson & Johnson	41,723	5,350,975
Mallinckrodt PLC (a)	49,013	2,113,931
Medicines Co. (The) (a)	9,087	361,390
Merck & Co., Inc.	22,719	1,479,234
Novartis AG (REG)	12,360	1,011,483
Pfizer, Inc.	45,811	1,495,729
Roche Holding AG	17,660	4,848,532
Sanofi	33,433	3,311,660

Company	Shares	U.S. $ Value
Shire PLC	71,269	4,104,548
Teva Pharmaceutical Industries Ltd.	7,922	227,567
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	120,007	3,343,395
Zoetis, Inc.	49,144	3,060,688

		31,425,661

		106,898,342

Industrials - 6.2%
Aerospace & Defense - 1.0%
Airbus SE	33,475	2,753,009
BAE Systems PLC	152,643	1,313,883
Esterline Technologies Corp. (a)	7,453	726,295
Hexcel Corp.	41,411	2,129,768
L3 Technologies, Inc.	18,613	3,137,966
TransDigm Group, Inc.	3,488	935,063
United Technologies Corp.	15,544	1,885,176

		12,881,160

Air Freight & Logistics - 0.1%
Atlas Air Worldwide Holdings, Inc. (a)	11,583	564,092
Expeditors International of Washington, Inc.	15,247	813,885

		1,377,977

Airlines - 0.8%
Air Canada (a)	91,756	1,209,058
International Consolidated Airlines Group SA	252,087	1,966,020
Japan Airlines Co., Ltd.	79,900	2,342,228
JetBlue Airways Corp. (a)	76,567	1,716,632
Qantas Airways Ltd.	622,772	2,319,889
SkyWest, Inc.	21,672	743,350
United Continental Holdings, Inc. (a)	6,707	534,347

		10,831,524

Building Products - 0.4%
Allegion PLC	12,513	983,897
AO Smith Corp.	53,408	2,930,497
Lennox International, Inc.	6,558	1,161,422

		5,075,816

Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	11,628	500,469
Advanced Disposal Services, Inc. (a)	25,600	596,992
Babcock International Group PLC	160,586	1,932,279
Copart, Inc. (a)	31,922	995,647
IWG PLC	272,691	1,167,201
Steelcase, Inc. - Class A	29,130	487,928

		5,680,516

Construction & Engineering - 0.2%
AECOM (a)	23,762	762,998
Dycom Industries, Inc. (a)	7,713	649,358
Quanta Services, Inc. (a)	34,904	1,070,156
Tutor Perini Corp. (a)	24,781	643,067

		3,125,579

Company	Shares	U.S. $ Value
Electrical Equipment - 0.4%
AMETEK, Inc.	14,247	869,352
Eaton Corp. PLC	36,732	2,842,322
EnerSys	9,042	669,650
Regal Beloit Corp.	11,098	878,962

		5,260,286
Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	8,609	872,350
General Electric Co.	38,630	1,057,689
Roper Technologies, Inc.	15,503	3,522,282

		5,452,321

Machinery - 1.4%
Cummins, Inc.	6,040	952,508
Deere & Co.	4,735	579,848
Gardner Denver Holdings, Inc. (a)	37,420	858,040
IDEX Corp.	22,553	2,446,324
IHI Corp. (a)	564,000	2,120,173
Ingersoll-Rand PLC	15,464	1,385,574
Kennametal, Inc.	12,376	476,105
Lincoln Electric Holdings, Inc.	11,613	1,037,970
Middleby Corp. (The) (a)	7,288	935,488
Nordson Corp.	9,618	1,114,534
Oshkosh Corp.	37,206	2,348,443
Parker-Hannifin Corp.	2,689	423,437
Snap-on, Inc.	7,162	1,157,809
SPX FLOW, Inc. (a)	23,234	867,325
Terex Corp.	25,893	848,772
WABCO Holdings, Inc. (a)	6,782	826,183

		18,378,533

Professional Services - 0.3%
Teleperformance	26,677	3,489,237

Road & Rail - 0.4%
Canadian National Railway Co. (Toronto)	10,219	792,268
CSX Corp.	17,047	923,436
Genesee & Wyoming, Inc. - Class A (a)	11,181	732,356
Ryder System, Inc.	7,882	523,522
Union Pacific Corp.	16,741	1,846,532
Werner Enterprises, Inc.	23,271	634,135

		5,452,249

Trading Companies & Distributors - 0.4%
BOC Aviation Ltd. (b)	291,600	1,500,073
Brenntag AG	19,420	1,126,741
MSC Industrial Direct Co., Inc. - Class A	9,270	778,124
SiteOne Landscape Supply, Inc. (a)	9,950	529,141
United Rentals, Inc. (a)	11,036	1,199,944
Watsco, Inc.	4,779	674,413

		5,808,436

		82,813,634

Company	Shares	U.S. $ Value
Consumer Staples - 5.6%
Beverages - 0.8%
Asahi Group Holdings Ltd.	16,200	646,354
Constellation Brands, Inc. - Class A	16,006	2,925,097
Cott Corp.	6,000	79,140
Monster Beverage Corp. (a)	95,020	4,804,211
PepsiCo, Inc.	21,122	2,468,528

		10,923,330

Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	21,833	3,939,328
Koninklijke Ahold Delhaize NV	174,260	3,846,138
Kroger Co. (The)	89,982	2,679,664
Lenta Ltd. (GDR) (Foreign Shares) (a)(b)	248,391	1,527,605
Lenta Ltd. (GDR) (a)(b)	1	6
Loblaw Cos., Ltd.	14,803	836,665
Sugi Holdings Co., Ltd.	9,000	479,453
Tesco PLC (a)	485,332	1,150,512
Wal-Mart Stores, Inc.	25,598	2,012,003
X5 Retail Group NV (GDR) (a)(b)	25,466	921,869

		17,393,243

Food Products - 0.5%
Archer-Daniels-Midland Co.	13,627	566,611
BRF SA	75,800	1,014,742
Gruma SAB de CV - Class B	84,717	1,102,330
Ingredion, Inc.	3,214	366,685
Orkla ASA	151,624	1,517,100
Tyson Foods, Inc. - Class A	17,244	988,771
WH Group Ltd. (b)	1,430,000	1,339,652

		6,895,891

Household Products - 0.6%
Henkel AG & Co. KGaA (Preference Shares)	13,987	1,964,458
Procter & Gamble Co. (The)	40,728	3,587,729
Reckitt Benckiser Group PLC	18,526	1,900,106

		7,452,293

Personal Products - 0.3%
Amorepacific Corp.	2,130	652,462
LG Household & Health Care Ltd.	1,970	1,727,633
Unilever PLC	39,497	2,201,906

		4,582,001

Tobacco - 2.1%
Altria Group, Inc.	28,456	2,146,721
British American Tobacco PLC	159,843	11,435,582
Imperial Brands PLC	28,169	1,318,089
Japan Tobacco, Inc.	211,000	7,929,573
Philip Morris International, Inc.	38,312	4,589,778

		27,419,743

		74,666,501

Company	Shares	U.S. $ Value
Energy - 4.2%
Energy Equipment & Services - 0.5%
Helix Energy Solutions Group, Inc. (a)	25,150	125,247
Helmerich & Payne, Inc.	9,527	501,692
Oil States International, Inc. (a)	16,219	474,406
Petrofac Ltd.	45,906	225,397
RPC, Inc.	45,083	847,110
Schlumberger Ltd.	51,065	3,553,613
Superior Energy Services, Inc. (a)	46,676	484,030

		6,211,495

Oil, Gas & Consumable Fuels - 3.7%
Canadian Natural Resources Ltd.	67,177	1,938,728
Canadian Natural Resources Ltd. (Toronto)	46,955	1,353,539
Chevron Corp.	7,518	777,963
CNOOC Ltd.	675,000	766,369
Devon Energy Corp.	55,912	1,899,890
EOG Resources, Inc.	39,608	3,576,998
Exxon Mobil Corp.	49,773	4,006,726
Hess Corp.	53,304	2,446,120
HollyFrontier Corp.	21,640	517,196
JXTG Holdings, Inc.	457,200	1,994,280
LUKOIL PJSC (Sponsored ADR)	49,087	2,368,448
Marathon Petroleum Corp.	50,479	2,626,927
Novatek PJSC (Sponsored GDR) (b)	10,711	1,208,297
Oasis Petroleum, Inc. (a)	51,543	503,060
Parsley Energy, Inc. - Class A (a)	18,724	555,167
PDC Energy, Inc. (a)	9,810	487,165
PetroChina Co., Ltd. - Class H	1,754,000	1,166,395
QEP Resources, Inc. (a)	160,919	1,609,190
Royal Dutch Shell PLC - Class A	413,340	11,238,359
SM Energy Co.	33,286	564,863
SRC Energy, Inc. (a)	94,917	653,029
TOTAL SA	96,232	5,083,744
Valero Energy Corp.	9,397	577,634
YPF SA (Sponsored ADR)	78,284	1,930,483

		49,850,570

		56,062,065

Materials - 2.6%
Chemicals - 1.1%
Air Water, Inc.	64,400	1,159,827
Arkema SA	17,541	1,834,215
CF Industries Holdings, Inc.	62,203	1,673,261
Ecolab, Inc.	14,621	1,942,254
Huntsman Corp.	21,544	514,902
Incitec Pivot Ltd.	419,074	1,065,838
Ingevity Corp. (a)	8,802	519,934
Johnson Matthey PLC	30,495	1,225,275
LG Chem Ltd.	3,500	943,657
LyondellBasell Industries NV - Class A	14,856	1,196,205

Company	Shares	U.S. $ Value
Mosaic Co. (The)	6,364	144,017
Nippon Shokubai Co., Ltd.	19,900	1,216,344
PolyOne Corp.	23,965	894,853
Trinseo SA	11,858	764,248

		15,094,830

Construction Materials - 0.2%
Anhui Conch Cement Co., Ltd. - Class H	360,500	1,194,265
Buzzi Unicem SpA	40,996	1,064,431
Martin Marietta Materials, Inc.	4,077	913,656

		3,172,352

Containers & Packaging - 0.1%
Graphic Packaging Holding Co.	69,888	944,187
WestRock Co.	4,465	242,985

		1,187,172

Metals & Mining - 1.1%
BHP Billiton PLC	178,883	2,703,093
BlueScope Steel Ltd.	65,795	561,808
Boliden AB	46,357	1,267,348
Gerdau SA (Preference Shares)	400,700	1,181,316
Glencore PLC (a)	1,098,376	4,045,855
Goldcorp, Inc.	49,672	675,482
MMC Norilsk Nickel PJSC (ADR) (London)	104,535	1,454,707
Newmont Mining Corp.	10,707	365,644
POSCO (ADR)	17,290	1,087,195
Vedanta Ltd. (ADR)	54,680	810,358

		14,152,806

Paper & Forest Products - 0.1%
Mondi PLC	55,151	1,441,740

		35,048,900

Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	75,890	2,924,042
BT Group PLC	975,310	3,875,349
China Unicom Hong Kong Ltd. (a)	1,950,000	2,799,994
Nippon Telegraph & Telephone Corp.	100,700	4,842,832
TDC A/S	221,453	1,320,971
Tower Bersama Infrastructure Tbk PT	1,045,000	451,897
Vonage Holdings Corp. (a)	83,566	577,441

		16,792,526

Wireless Telecommunication Services - 0.7%
SoftBank Group Corp.	41,500	3,369,418
T-Mobile US, Inc. (a)	34,459	2,323,226
Vodafone Group PLC	1,151,079	3,437,553

		9,130,197

		25,922,723

Utilities - 1.2%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	37,748	2,709,551

Company	Shares	U.S. $ Value
Edison International	24,723	2,016,655
EDP - Energias de Portugal SA	299,484	1,101,895
Enel SpA	252,238	1,350,328
PG&E Corp.	10,108	691,185
PNM Resources, Inc.	22,353	860,591
Portland General Electric Co.	52,926	2,505,517

		11,235,722

Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	4,870	387,506

Multi-Utilities - 0.3%
DTE Energy Co.	3,576	391,644
NiSource, Inc.	83,436	2,175,177
NorthWestern Corp.	9,690	600,392
Public Service Enterprise Group, Inc.	11,879	533,486
WEC Energy Group, Inc.	6,319	396,580

		4,097,279

Water Utilities - 0.1%
Pennon Group PLC	72,972	866,233

		16,586,740

Real Estate - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Education Realty Trust, Inc.	22,060	845,119
Empire State Realty Trust, Inc. - Class A	26,779	557,003
Gramercy Property Trust	36,964	1,092,286
Mid-America Apartment Communities, Inc.	17,026	1,735,631

		4,230,039

Real Estate Management & Development - 0.6%
Ayala Land, Inc.	1,812,800	1,434,559
Daito Trust Construction Co., Ltd.	22,900	3,611,762
Global Logistic Properties Ltd.	274,100	574,507
LendLease Group	128,308	1,555,304
Wharf Holdings Ltd. (The)	138,000	1,172,348

		8,348,480

		12,578,519

Total Common Stocks (cost $830,718,095)		863,539,584

INVESTMENT COMPANIES - 33.5%
Funds and Investment Trusts - 33.5% (c)
AB All Market Real Return Portfolio - Class Z	10,863,831	90,169,800
AB Multi-Manager Alternative Strategies Fund - Class Z	16,464,987	160,862,919
AB Pooling Portfolio - AB Volatility Management Portfolio	19,579,786	190,119,724
iShares MSCI India ETF	238,491	7,762,882

Total Investment Companies (cost $458,613,502)		448,915,325

WARRANTS - 0.3%
Largan Precision Co., Ltd., expiring 1/22/18 (a)	11,660	1,838,140

Company	Shares	U.S. $ Value
Pegatron Corp., expiring 2/07/19 (a)	457,000	1,407,508
Realtek Semiconductor Corp., expiring 2/08/18 (a)(b)	341,000	1,137,383

Total Warrants (cost $4,298,929)		4,383,031

RIGHTS - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG, expiring 6/07/17 (a) (cost $0)	171,884	79,859

SHORT-TERM INVESTMENTS - 1.7%
Investment Companies - 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.64% (c)(d) (cost $22,720,217)	22,720,217	22,720,217

Total Investments - 99.9% (cost $1,316,350,743)		1,339,638,016
Other assets less liabilities - 0.1%		882,180

Net Assets - 100.0%		$1,340,520,196

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	356,063	USD	3,196	8/16/17	$(30,006)
Bank of America, NA	USD	1,743	ZAR	24,218	8/16/17	79,918
Barclays Bank PLC	KRW	2,338,264	USD	2,103	6/15/17	13,292
Barclays Bank PLC	ILS	4,448	USD	1,238	8/16/17	(21,086)
Barclays Bank PLC	INR	86,246	USD	1,325	8/16/17	(2,640)
Barclays Bank PLC	NOK	20,703	USD	2,388	8/16/17	(65,076)
Barclays Bank PLC	USD	1,760	CNY	12,282	8/16/17	34,432
Barclays Bank PLC	USD	1,072	KRW	1,204,921	8/16/17	5,458
BNP Paribas SA	AUD	674	USD	502	8/16/17	2,046
Citibank, NA	BRL	12,155	USD	3,698	6/02/17	(57,877)
Citibank, NA	USD	2,808	BRL	9,107	6/02/17	6,724
Citibank, NA	USD	951	BRL	3,048	6/02/17	(9,541)
Citibank, NA	EUR	6,350	USD	6,796	6/15/17	(342,202)
Citibank, NA	USD	5,697	CAD	7,663	6/15/17	(23,391)
Citibank, NA	USD	1,696	EUR	1,564	6/15/17	61,600
Citibank, NA	USD	774	NOK	6,657	6/15/17	13,975
Citibank, NA	GBP	692	USD	896	8/16/17	2,408
Citibank, NA	KRW	6,838,592	USD	6,022	8/16/17	(92,632)
Citibank, NA	USD	2,350	EUR	2,143	8/16/17	67,039
Citibank, NA	USD	805	SEK	7,104	8/16/17	15,789
Citibank, NA	USD	655	TWD	19,769	8/16/17	2,491
Citibank, NA	USD	847	ZAR	11,573	8/16/17	23,552
Credit Suisse International	BRL	6,740	USD	2,078	6/02/17	(4,976)
Credit Suisse International	USD	2,104	BRL	6,740	6/02/17	(21,131)
Credit Suisse International	USD	7,913	JPY	906,033	6/15/17	271,933
Credit Suisse International	USD	3,496	SEK	31,292	6/15/17	106,999
Credit Suisse International	USD	4,623	INR	302,020	8/16/17	26,652
Credit Suisse International	USD	1,161	NOK	9,783	8/16/17	(2,218)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	AUD	6,881	USD	5,044	8/16/17	(63,473)
Goldman Sachs Bank USA	USD	2,599	CAD	3,561	8/16/17	40,239
JPMorgan Chase Bank, NA	EUR	3,101	USD	3,315	8/16/17	(181,990)
JPMorgan Chase Bank, NA	USD	755	JPY	83,459	8/16/17	652
JPMorgan Chase Bank, NA	USD	3,214	SEK	28,068	8/16/17	28,739
JPMorgan Chase Bank, NA	USD	1,306	TRY	4,793	8/16/17	23,491
Morgan Stanley Capital Services, Inc.	CHF	5,330	USD	5,305	6/15/17	(202,559)
Morgan Stanley Capital Services, Inc.	JPY	96,973	USD	878	6/15/17	1,906
Morgan Stanley Capital Services, Inc.	USD	1,313	GBP	1,023	6/15/17	5,835
Morgan Stanley Capital Services, Inc.	HKD	28,784	USD	3,705	8/16/17	4,815
Morgan Stanley Capital Services, Inc.	JPY	180,477	USD	1,588	8/16/17	(47,463)
Morgan Stanley Capital Services, Inc.	USD	2,292	CHF	2,266	8/16/17	59,152
Morgan Stanley Capital Services, Inc.	USD	664	GBP	515	8/16/17	729
Royal Bank of Scotland PLC	CHF	1,056	USD	1,067	6/15/17	(24,648)
Royal Bank of Scotland PLC	USD	1,810	GBP	1,454	6/15/17	63,940
Royal Bank of Scotland PLC	CAD	697	USD	518	8/16/17	1,790
Standard Chartered Bank	BRL	12,799	USD	3,911	6/02/17	(44,281)
Standard Chartered Bank	USD	3,914	BRL	12,799	6/02/17	40,761
Standard Chartered Bank	BRL	6,059	USD	1,824	7/05/17	(35,185)
Standard Chartered Bank	USD	2,029	BRL	6,740	7/05/17	39,140
Standard Chartered Bank	USD	1,320	ZAR	17,716	8/16/17	13,888
State Street Bank & Trust Co.	GBP	13,027	USD	15,908	6/15/17	(882,766)
State Street Bank & Trust Co.	HKD	32,507	USD	4,192	6/15/17	18,718
State Street Bank & Trust Co.	JPY	124,144	USD	1,121	6/15/17	(44)
State Street Bank & Trust Co.	USD	9,026	AUD	11,991	6/15/17	(117,863)
State Street Bank & Trust Co.	USD	394	GBP	317	6/15/17	14,458
State Street Bank & Trust Co.	GBP	951	USD	1,195	8/16/17	(33,401)
State Street Bank & Trust Co.	USD	2,968	CHF	2,958	8/16/17	100,828
UBS AG	EUR	1,299	USD	1,381	6/15/17	(79,254)
UBS AG	KRW	2,573,704	USD	2,234	6/15/17	(65,489)

						$(1,257,803)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the aggregate market value of these securities amounted to $23,032,017 or 1.7% of net assets.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar

CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

AB Wealth Appreciation Strategy

May 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$159,779,387		$40,012,822		$	– 0	–	$199,792,209
Financials	84,766,314		57,882,110			– 0	–	142,648,424
Consumer Discretionary	83,489,534		27,031,993			– 0	–	110,521,527
Health Care	81,139,643		25,758,699			– 0	–	106,898,342
Industrials	60,782,901		22,030,733			– 0	–	82,813,634
Consumer Staples	36,557,477		38,109,024			– 0	–	74,666,501
Energy	34,379,224		21,682,841			– 0	–	56,062,065
Materials	13,870,497		21,178,403			– 0	–	35,048,900
Telecommunication Services	5,824,709		20,098,014			– 0	–	25,922,723
Utilities	13,268,284		3,318,456			– 0	–	16,586,740
Real Estate	4,230,039		8,348,480			– 0	–	12,578,519
Investment Companies	448,915,325		– 0	–		– 0	–	448,915,325
Warrants	– 0	–	4,383,031			– 0	–	4,383,031
Rights	79,859		– 0	–		– 0	–	79,859
Short-Term Investments	22,720,217		– 0	–		– 0	–	22,720,217

Total Investments in Securities	1,049,803,410		289,834,606			– 0	–	1,339,638,016
Other Financial Instruments (a):
Assets:
Forward Currency Exchange Contracts	– 0	–	1,193,389			– 0	–	1,193,389
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(2,451,192)			– 0	–	(2,451,192)

Total (b)	$1,049,803,410		$288,576,803		$	– 0	–	$1,338,380,213

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Strategy’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended May 31, 2017 is as follows:

Market Value 8/31/16 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/17 (000)	Dividend Income (000)
$	– 0	–	$66,432	$43,712	$22,720	$26

A summary of the Strategy’s transactions of investments in affiliated issuers for the nine months ended May 31, 2017 is as follows:

									Distributions
Affiliated Issuer	Market Value 8/31/16 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 5/31/17 (000)		Dividend Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio - Class Z	$ – 0	–	$92,056	$804	$4	$(1,086)	$90,170		$	– 0	–	$	– 0	–
AB Multi-Manager Alternative Strategies Fund - Class Z	158,459		11,237	6,696	(13)	(2,124)	160,863			1,510			9,394
AB Pooling Portfolio - AB International Growth Portfolio	179,748		7,716	181,063	(7,011)	610	– 0	–		7,001			– 0	–
AB Pooling Portfolio - AB International Value Portfolio	180,473		2,982	194,680	1,144	10,081	– 0	–		2,982			– 0	–
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	91,447		2,457	97,159	(16,136)	19,391	– 0	–		2,385			– 0	–
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	68,055		7,650	75,297	(6,611)	6,203	– 0	–		664			6,986
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	68,234		9,114	77,978	13,829	(13,199)	– 0	–		728			8,386
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	205,824		35,516	223,594	(10,114)	(7,632)	– 0	–		770			34,746
AB Pooling Portfolio - AB U.S. Value Portfolio	206,665		2,390	230,368	95,658	(74,345)	– 0	–		2,390			– 0	–
AB Pooling Portfolio - AB Volatility Management Portfolio	189,349		37,968	18,091	(3,525)	(15,581)	190,120			14,443			23,525

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 24, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 24, 2017